UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 12/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    [GRAPHIC]

                                 --------------
                                 ROCHESTER FUND
                                 --------------
                                   MUNICIPALS
                                 --------------

DECEMBER 31, 2007

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                                                                 Management
      Rochester Fund                                            Commentaries
      Municipals                                                     and
                                                                Annual Report

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      MANAGEMENT COMMENTARIES

          Market Recap and Outlook

          Listing of Top Holdings

      ANNUAL REPORT                               [GRAPHIC]

          Fund Performance Discussion

          Listing of Investments

          Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                 [LOGO]  OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN CATEGORIES
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Tobacco Master Settlement Agreement                                        10.0%
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Hospital/Health Care                                                        9.3
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Tax Increment Financing (TIF)                                               7.5
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Airlines                                                                    6.6
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Highways/Commuter Facilities                                                5.9
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Electric Utilities                                                          5.9
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Special Tax                                                                 5.2
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General Obligation                                                          5.1
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Marine/Aviation Facilities                                                  4.6
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Multifamily Housing                                                         4.4

Portfolio holdings are subject to change. Percentages are as of December 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
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AAA                                                                        15.3%
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AA                                                                         21.8
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A                                                                          16.3
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BBB                                                                        30.6
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BB or lower                                                                16.0

Allocations are subject to change. Percentages are as of December 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 18.9% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
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                         16 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Rochester Fund Municipals distributed high levels of tax-free income to its shareholders during this reporting period, providing higher yields than many fixed-income alternatives on an after-tax basis. As of December 31, 2007, the Fund's Class A shares provided a distribution yield of 4.90% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.78% among the 101 funds in its New York Municipal Debt Funds category as of the same date. 1

      Rochester Fund Municipals distributed dividends of 86.4 cents per Class A share, including a small amount of ordinary income this reporting period. The interest-rate environment early in this reporting period was not conducive to attractive risk/reward trade-offs on higher-yielding bonds, and dividends in many municipal bond funds came under pressure. This Fund's monthly dividend distribution was reduced to 7.15 cents per Class A share, beginning with the February payment, but then increased to 7.20 cents per Class A share with the October payment. Distributions for other share classes were adjusted accordingly.

      In this reporting period, bonds backed by proceeds from the tobacco Master Settlement Agreement (MSA) comprised the largest category in the Fund's portfolio. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. The Fund benefited during the first half of this reporting period as credit fundamentals remained strong, credit spreads continued to tighten, and two large pre-refundings (by the tobacco authorities in California and New Jersey) elevated bond prices. The sector experienced pricing pressure in the latter half of the reporting period. The causes, we believe, included a general widening of credit spreads, to which tobacco bonds are normally sensitive, and an increase in the national supply of MSA bonds, a technical factor. In other words, the price declines occurred for non-fundamental reasons and not because anything changed regarding the MSA or the sector. We continue to believe that this sector will provide long-term benefits to our yield-focused investors and, as such, took advantage of market conditions this reporting period to add to buy high-yielding MSA-backed securities.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.


                         17 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Additionally, we believe the risks of industry litigation have been largely overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds we hold have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity. Some recent courtroom decisions are worth noting. In July 2007, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA. In August 2007, the Illinois Supreme Court ruled that no further consideration be given to a case challenging Philip Morris USA's marketing of "light" cigarettes. The same month, the U.S. Court of Appeals for the First Circuit ruled that a lower court had erred in dismissing a class-action suit, brought by Maine residents, that challenged the use of the terms "light" and "low tar" when selling and marketing materials used by Philip Morris and others.

      At the end of this reporting period, tobacco bonds accounted for 10% of the Fund. The size of this position reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      Airline facility bonds represented 6.6% of the Fund's market value as of December 31, 2007, and bonds backed by American Airlines comprised most of these holdings. The Fund established a large position in the bonds used to finance the airline's new $1.3 billion, 26-gate terminal at John F. Kennedy International Airport. Despite heightened fuel costs, the carrier has reported improvements in passenger traffic, revenues per seat mile and debt reduction in recent quarters. In October, American announced its sixth consecutive quarter of profitability. Overall, we continue to believe that this sector can provide significant, long-term benefit to the Fund, especially if the improving world economy creates the expected gains in passenger travel and pricing flexibility.

      The Fund remained invested in the securities in the single-family and multifamily housing sectors this reporting period. The overall credit quality of these investments was largely unaffected by the developments in the sub-prime mortgage market this reporting period. Investors should note that the Fund's single-family housing bonds are high-grade securities that have been issued by state agencies. Additionally, the Fund does not invest in the securities created from pools of sub-prime mortgages nor in collateralized debt obligations (CDOs) and thus has no direct exposure to these credits. As of December 31, 2007, the overall credit quality of the Fund was A and 84% of the portfolio was investment grade. Most of the remaining securities are secured with


                         18 | ROCHESTER FUND MUNICIPALS
mortgages on real property; these holdings often have sinking fund provisions, which serve to reduce the principal on an outstanding loan annually.

      Many bond insurers faced renewed scrutiny from the credit ratings organizations this reporting period, based on their exposure to sub-prime mortgages. A small percentage of the Fund's assets (slightly more than 1% of assets) were insured by ACA Financial Guaranty Corporation; in December, after S&P sharply downgraded the insurer, these assets were re-evaluated by our in-house credit research team and each holding was assigned an internal rating. Investors should note that the underlying borrowers for all ACA-insured bonds held by the Fund have consistently made their interest and principal payments without any apparent support from the insurer.

      The Fund continues to hold high-yielding bolds that financed energy co-generation facilities owned and operated by the Calpine Corporation. The company filed for bankruptcy protection late in 2005 but always remained current with its scheduled principal and interest payments. In this reporting period, Calpine announced plans to emerge from bankruptcy and affirmed the lease on its facilities. We believe that the company's recent announcements represent a clear indication that any lingering concerns about debt service on the two bonds this Fund holds--Port Authority of NY/NJ (KIAC) and Suffolk County IDA (Nissequogue Co-generation Partners)--are unwarranted.

      The Fund continued to invest in municipal inverse-floating-rate securities this reporting period. These are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. They generally provide higher tax-free yields than regular fixed-rated bonds of comparable maturity and credit quality, often with greater price volatility.

      On November 5, the U.S. Supreme Court heard DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, which addresses the question of whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. The Court's decision, which is expected by June 2008, could have implications for New York and many other states. Significantly, the exemption from federal income taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for


                         19 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class Y shares, performance is measured from inception of the Classes on April 28, 2000. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, the Lipper New York Municipal Debt Funds Index and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification that invest their assets in securities exempt from taxation in New York or a city in New York. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes.


                         20 | ROCHESTER FUND MUNICIPALS

The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                         21 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Rochester Fund Municipals (Class A)
   Lehman Brothers Municipal Bond Index
   Consumer Price Index
   Lipper New York Municipal Debt Funds Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Rochester Fund         Lehman Brothers                                  Lipper New York
             Municipals (Class A)   Municipal Bond Index   Consumer Price Index   Municipal Debt Funds Index
12/31/1997         $  9,525               $ 10,000               $ 10,000                  $ 10,000
03/31/1998         $  9,673               $ 10,115               $ 10,056                  $ 10,099
06/30/1998         $  9,831               $ 10,269               $ 10,105                  $ 10,245
09/30/1998         $ 10,126               $ 10,584               $ 10,143                  $ 10,564
12/31/1998         $ 10,146               $ 10,648               $ 10,161                  $ 10,579
03/31/1999         $ 10,234               $ 10,742               $ 10,229                  $ 10,636
06/30/1999         $ 10,057               $ 10,553               $ 10,304                  $ 10,394
09/30/1999         $  9,830               $ 10,511               $ 10,409                  $ 10,230
12/31/1999         $  9,587               $ 10,429               $ 10,434                  $ 10,055
03/31/2000         $  9,926               $ 10,734               $ 10,614                  $ 10,366
06/30/2000         $ 10,045               $ 10,896               $ 10,688                  $ 10,502
09/30/2000         $ 10,312               $ 11,160               $ 10,769                  $ 10,749
12/31/2000         $ 10,731               $ 11,648               $ 10,787                  $ 11,277
03/31/2001         $ 10,967               $ 11,906               $ 10,924                  $ 11,498
06/30/2001         $ 11,105               $ 11,983               $ 11,035                  $ 11,581
09/30/2001         $ 11,362               $ 12,320               $ 11,054                  $ 11,839
12/31/2001         $ 11,282               $ 12,245               $ 10,955                  $ 11,727
03/31/2002         $ 11,397               $ 12,360               $ 11,085                  $ 11,859
06/30/2002         $ 11,674               $ 12,812               $ 11,153                  $ 12,239
09/30/2002         $ 11,995               $ 13,421               $ 11,221                  $ 12,836
12/31/2002         $ 11,898               $ 13,421               $ 11,215                  $ 12,785
03/31/2003         $ 11,695               $ 13,582               $ 11,420                  $ 12,876
06/30/2003         $ 12,232               $ 13,932               $ 11,389                  $ 13,210
09/30/2003         $ 12,396               $ 13,943               $ 11,482                  $ 13,214
12/31/2003         $ 12,864               $ 14,134               $ 11,426                  $ 13,419
03/31/2004         $ 13,183               $ 14,378               $ 11,618                  $ 13,587
06/30/2004         $ 12,845               $ 14,038               $ 11,761                  $ 13,259
09/30/2004         $ 13,431               $ 14,585               $ 11,773                  $ 13,744
12/31/2004         $ 13,797               $ 14,767               $ 11,798                  $ 13,898
03/31/2005         $ 14,026               $ 14,762               $ 11,984                  $ 13,886
06/30/2005         $ 14,722               $ 15,194               $ 12,058                  $ 14,298
09/30/2005         $ 14,805               $ 15,175               $ 12,325                  $ 14,275
12/31/2005         $ 15,006               $ 15,286               $ 12,201                  $ 14,358
03/31/2006         $ 15,273               $ 15,324               $ 12,387                  $ 14,413
06/30/2006         $ 15,312               $ 15,329               $ 12,579                  $ 14,400
09/30/2006         $ 15,970               $ 15,851               $ 12,579                  $ 14,897
12/31/2006         $ 16,255               $ 16,026               $ 12,511                  $ 15,057
03/31/2007         $ 16,422               $ 16,156               $ 12,731                  $ 15,157
06/30/2007         $ 16,320               $ 16,048               $ 12,917                  $ 15,053
09/30/2007         $ 16,148               $ 16,341               $ 12,926                  $ 15,213
12/31/2007         $ 15,998               $ 16,565               $ 13,021                  $ 15,322

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year   -6.26%   5-Year   5.07%   10-Year   4.81%


                         22 | ROCHESTER FUND MUNICIPALS

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Rochester Fund Municipals (Class B)
   Lehman Brothers Municipal Bond Index
   Consumer Price Index
   Lipper New York Municipal Debt Funds Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Rochester Fund         Lehman Brothers                                  Lipper New York
             Municipals (Class B)   Municipal Bond Index   Consumer Price Index   Municipal Debt Funds Index
12/31/1997         $ 10,000               $ 10,000               $ 10,000                  $ 10,000
03/31/1998         $ 10,133               $ 10,115               $ 10,056                  $ 10,099
06/30/1998         $ 10,278               $ 10,269               $ 10,105                  $ 10,245
09/30/1998         $ 10,563               $ 10,584               $ 10,143                  $ 10,564
12/31/1998         $ 10,561               $ 10,648               $ 10,161                  $ 10,579
03/31/1999         $ 10,630               $ 10,742               $ 10,229                  $ 10,636
06/30/1999         $ 10,429               $ 10,553               $ 10,304                  $ 10,394
09/30/1999         $ 10,172               $ 10,511               $ 10,409                  $ 10,230
12/31/1999         $  9,898               $ 10,429               $ 10,434                  $ 10,055
03/31/2000         $ 10,226               $ 10,734               $ 10,614                  $ 10,366
06/30/2000         $ 10,327               $ 10,896               $ 10,688                  $ 10,502
09/30/2000         $ 10,578               $ 11,160               $ 10,769                  $ 10,749
12/31/2000         $ 10,985               $ 11,648               $ 10,787                  $ 11,277
03/31/2001         $ 11,203               $ 11,906               $ 10,924                  $ 11,498
06/30/2001         $ 11,319               $ 11,983               $ 11,035                  $ 11,581
09/30/2001         $ 11,558               $ 12,320               $ 11,054                  $ 11,839
12/31/2001         $ 11,452               $ 12,245               $ 10,955                  $ 11,727
03/31/2002         $ 11,544               $ 12,360               $ 11,085                  $ 11,859
06/30/2002         $ 11,800               $ 12,812               $ 11,153                  $ 12,239
09/30/2002         $ 12,091               $ 13,421               $ 11,221                  $ 12,836
12/31/2002         $ 11,967               $ 13,421               $ 11,215                  $ 12,785
03/31/2003         $ 11,744               $ 13,582               $ 11,420                  $ 12,876
06/30/2003         $ 12,257               $ 13,932               $ 11,389                  $ 13,210
09/30/2003         $ 12,395               $ 13,943               $ 11,482                  $ 13,214
12/31/2003         $ 12,837               $ 14,134               $ 11,426                  $ 13,419
03/31/2004         $ 13,155               $ 14,378               $ 11,618                  $ 13,587
06/30/2004         $ 12,818               $ 14,038               $ 11,761                  $ 13,259
09/30/2004         $ 13,402               $ 14,585               $ 11,773                  $ 13,744
12/31/2004         $ 13,768               $ 14,767               $ 11,798                  $ 13,898
03/31/2005         $ 13,996               $ 14,762               $ 11,984                  $ 13,886
06/30/2005         $ 14,691               $ 15,194               $ 12,058                  $ 14,298
09/30/2005         $ 14,774               $ 15,175               $ 12,325                  $ 14,275
12/31/2005         $ 14,974               $ 15,286               $ 12,201                  $ 14,358
03/31/2006         $ 15,240               $ 15,324               $ 12,387                  $ 14,413
06/30/2006         $ 15,279               $ 15,329               $ 12,579                  $ 14,400
09/30/2006         $ 15,936               $ 15,851               $ 12,579                  $ 14,897
12/31/2006         $ 16,221               $ 16,026               $ 12,511                  $ 15,057
03/31/2007         $ 16,387               $ 16,156               $ 12,731                  $ 15,157
06/30/2007         $ 16,285               $ 16,048               $ 12,917                  $ 15,053
09/30/2007         $ 16,114               $ 16,341               $ 12,926                  $ 15,213
12/31/2007         $ 15,963               $ 16,565               $ 13,021                  $ 15,322

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year   -7.10%   5-Year   4.87%   10-Year   4.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 26 FOR FURTHER INFORMATION.


                         23 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Rochester Fund Municipals (Class C)
   Lehman Brothers Municipal Bond Index
   Consumer Price Index
   Lipper New York Municipal Debt Funds Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Rochester Fund         Lehman Brothers                                  Lipper New York
             Municipals (Class C)   Municipal Bond Index   Consumer Price Index   Municipal Debt Funds Index
12/31/1997         $ 10,000               $ 10,000               $ 10,000                  $ 10,000
03/31/1998         $ 10,128               $ 10,115               $ 10,056                  $ 10,099
06/30/1998         $ 10,278               $ 10,269               $ 10,105                  $ 10,245
09/30/1998         $ 10,558               $ 10,584               $ 10,143                  $ 10,564
12/31/1998         $ 10,556               $ 10,648               $ 10,161                  $ 10,579
03/31/1999         $ 10,632               $ 10,742               $ 10,229                  $ 10,636
06/30/1999         $ 10,420               $ 10,553               $ 10,304                  $ 10,394
09/30/1999         $ 10,168               $ 10,511               $ 10,409                  $ 10,230
12/31/1999         $  9,890               $ 10,429               $ 10,434                  $ 10,055
03/31/2000         $ 10,217               $ 10,734               $ 10,614                  $ 10,366
06/30/2000         $ 10,325               $ 10,896               $ 10,688                  $ 10,502
09/30/2000         $ 10,570               $ 11,160               $ 10,769                  $ 10,749
12/31/2000         $ 10,984               $ 11,648               $ 10,787                  $ 11,277
03/31/2001         $ 11,195               $ 11,906               $ 10,924                  $ 11,498
06/30/2001         $ 11,312               $ 11,983               $ 11,035                  $ 11,581
09/30/2001         $ 11,550               $ 12,320               $ 11,054                  $ 11,839
12/31/2001         $ 11,444               $ 12,245               $ 10,955                  $ 11,727
03/31/2002         $ 11,536               $ 12,360               $ 11,085                  $ 11,859
06/30/2002         $ 11,792               $ 12,812               $ 11,153                  $ 12,239
09/30/2002         $ 12,091               $ 13,421               $ 11,221                  $ 12,836
12/31/2002         $ 11,966               $ 13,421               $ 11,215                  $ 12,785
03/31/2003         $ 11,737               $ 13,582               $ 11,420                  $ 12,876
06/30/2003         $ 12,250               $ 13,932               $ 11,389                  $ 13,210
09/30/2003         $ 12,388               $ 13,943               $ 11,482                  $ 13,214
12/31/2003         $ 12,821               $ 14,134               $ 11,426                  $ 13,419
03/31/2004         $ 13,118               $ 14,378               $ 11,618                  $ 13,587
06/30/2004         $ 12,754               $ 14,038               $ 11,761                  $ 13,259
09/30/2004         $ 13,307               $ 14,585               $ 11,773                  $ 13,744
12/31/2004         $ 13,642               $ 14,767               $ 11,798                  $ 13,898
03/31/2005         $ 13,838               $ 14,762               $ 11,984                  $ 13,886
06/30/2005         $ 14,495               $ 15,194               $ 12,058                  $ 14,298
09/30/2005         $ 14,545               $ 15,175               $ 12,325                  $ 14,275
12/31/2005         $ 14,703               $ 15,286               $ 12,201                  $ 14,358
03/31/2006         $ 14,940               $ 15,324               $ 12,387                  $ 14,413
06/30/2006         $ 14,946               $ 15,329               $ 12,579                  $ 14,400
09/30/2006         $ 15,547               $ 15,851               $ 12,579                  $ 14,897
12/31/2006         $ 15,791               $ 16,026               $ 12,511                  $ 15,057
03/31/2007         $ 15,919               $ 16,156               $ 12,731                  $ 15,157
06/30/2007         $ 15,794               $ 16,048               $ 12,917                  $ 15,053
09/30/2007         $ 15,586               $ 16,341               $ 12,926                  $ 15,213
12/31/2007         $ 15,414               $ 16,565               $ 13,021                  $ 15,322

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/07

1-Year   -3.32%   5-Year   5.19%   10-Year   4.42%


                         24 | ROCHESTER FUND MUNICIPALS

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Rochester Fund Municipals (Class Y)
   Lehman Brothers Municipal Bond Index
   Consumer Price Index
   Lipper New York Municipal Debt Funds Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Rochester Fund         Lehman Brothers                                  Lipper New York
             Municipals (Class Y)   Municipal Bond Index   Consumer Price Index   Municipal Debt Funds Index
04/28/2000         $ 10,000               $ 10,000               $ 10,000                  $ 10,000
06/30/2000         $ 10,197               $ 10,212               $ 10,064                  $ 10,210
09/30/2000         $ 10,470               $ 10,459               $ 10,140                  $ 10,450
12/31/2000         $ 10,897               $ 10,916               $ 10,158                  $ 10,964
03/31/2001         $ 11,139               $ 11,158               $ 10,286                  $ 11,179
06/30/2001         $ 11,283               $ 11,231               $ 10,391                  $ 11,260
09/30/2001         $ 11,547               $ 11,546               $ 10,409                  $ 11,510
12/31/2001         $ 11,469               $ 11,475               $ 10,315                  $ 11,402
03/31/2002         $ 11,589               $ 11,584               $ 10,438                  $ 11,529
06/30/2002         $ 11,877               $ 12,007               $ 10,502                  $ 11,899
09/30/2002         $ 12,197               $ 12,578               $ 10,566                  $ 12,480
12/31/2002         $ 12,108               $ 12,578               $ 10,560                  $ 12,431
03/31/2003         $ 11,904               $ 12,729               $ 10,753                  $ 12,519
06/30/2003         $ 12,454               $ 13,057               $ 10,724                  $ 12,844
09/30/2003         $ 12,624               $ 13,067               $ 10,811                  $ 12,847
12/31/2003         $ 13,096               $ 13,246               $ 10,759                  $ 13,046
03/31/2004         $ 13,433               $ 13,475               $ 10,940                  $ 13,210
06/30/2004         $ 13,095               $ 13,156               $ 11,074                  $ 12,891
09/30/2004         $ 13,698               $ 13,668               $ 11,086                  $ 13,362
12/31/2004         $ 14,078               $ 13,839               $ 11,109                  $ 13,512
03/31/2005         $ 14,318               $ 13,834               $ 11,284                  $ 13,501
06/30/2005         $ 15,036               $ 14,240               $ 11,354                  $ 13,901
09/30/2005         $ 15,127               $ 14,222               $ 11,605                  $ 13,878
12/31/2005         $ 15,336               $ 14,326               $ 11,489                  $ 13,959
03/31/2006         $ 15,613               $ 14,361               $ 11,664                  $ 14,013
06/30/2006         $ 15,656               $ 14,366               $ 11,845                  $ 14,000
09/30/2006         $ 16,326               $ 14,855               $ 11,845                  $ 14,483
12/31/2006         $ 16,632               $ 15,019               $ 11,781                  $ 14,639
03/31/2007         $ 16,799               $ 15,141               $ 11,988                  $ 14,736
06/30/2007         $ 16,710               $ 15,040               $ 12,163                  $ 14,636
09/30/2007         $ 16,532               $ 15,315               $ 12,171                  $ 14,791
12/31/2007         $ 16,393               $ 15,524               $ 12,261                  $ 14,897

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/07

1-Year   -1.44%   5-Year   6.25%   Since Inception (4/28/00)   6.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 26 FOR FURTHER INFORMATION.


                         25 | ROCHESTER FUND MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         26 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         27 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING     ENDING             EXPENSES
                             ACCOUNT       ACCOUNT            PAID DURING
                             VALUE         VALUE              6 MONTHS ENDED
ACTUAL                       JULY 1, 2007  DECEMBER 31, 2007  DECEMBER 31, 2007
--------------------------------------------------------------------------------
Class A                      $1,000.00     $ 980.30           $  6.91
--------------------------------------------------------------------------------
Class B                       1,000.00       975.80             11.42
--------------------------------------------------------------------------------
Class C                       1,000.00       976.00             11.32
--------------------------------------------------------------------------------
Class Y                       1,000.00       981.00              6.16

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                       1,000.00     1,018.25              7.04
--------------------------------------------------------------------------------
Class B                       1,000.00     1,013.71             11.64
--------------------------------------------------------------------------------
Class C                       1,000.00     1,013.81             11.54
--------------------------------------------------------------------------------
Class Y                       1,000.00     1,019.00              6.28

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.38%
-----------------------------
Class B             2.28
-----------------------------
Class C             2.26
-----------------------------
Class Y             1.23

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         28 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.8%
---------------------------------------------------------------------------------------------------------------------------
NEW YORK--96.5%
$     1,420,000   Albany County, NY Airport Authority                               5.000%     12/15/2035   $     1,417,842
---------------------------------------------------------------------------------------------------------------------------
      1,035,000   Albany County, NY IDA (Albany College of Pharmacy)                5.375      12/01/2024         1,035,538
---------------------------------------------------------------------------------------------------------------------------
      1,700,000   Albany County, NY IDA (Albany College of Pharmacy)                5.625      12/01/2034         1,701,360
---------------------------------------------------------------------------------------------------------------------------
        605,000   Albany County, NY IDA (Wildwood Programs)                         4.900      07/01/2021           563,896
---------------------------------------------------------------------------------------------------------------------------
      1,085,000   Albany, NY Hsg. Authority (Lark Drive)                            5.500      12/01/2028         1,091,673
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   Albany, NY IDA (Albany Law School)                                5.000      07/01/2031         2,521,449
---------------------------------------------------------------------------------------------------------------------------
        310,000   Albany, NY IDA (Albany Law School)                                5.000      07/01/2037           283,089
---------------------------------------------------------------------------------------------------------------------------
      1,420,000   Albany, NY IDA (Albany Medical Center)                            6.000      05/01/2019         1,427,938
---------------------------------------------------------------------------------------------------------------------------
      2,460,000   Albany, NY IDA (Albany Medical Center)                            6.000      05/01/2029         2,399,140
---------------------------------------------------------------------------------------------------------------------------
        340,000   Albany, NY IDA (Albany Municipal Golf Course
                  Clubhouse)                                                        7.500      05/01/2012           342,730
---------------------------------------------------------------------------------------------------------------------------
        845,000   Albany, NY IDA (Albany Rehabilitation)                            8.375      06/01/2023           857,903
---------------------------------------------------------------------------------------------------------------------------
      3,125,000   Albany, NY IDA (Brighter Choice Charter School)                   5.000      04/01/2027         2,852,281
---------------------------------------------------------------------------------------------------------------------------
      1,350,000   Albany, NY IDA (Brighter Choice Charter School)                   5.000      04/01/2032         1,201,379
---------------------------------------------------------------------------------------------------------------------------
        900,000   Albany, NY IDA (Brighter Choice Charter School)                   5.000      04/01/2037           789,390
---------------------------------------------------------------------------------------------------------------------------
      7,005,000   Albany, NY IDA (Charitable Leadership)                            5.750      07/01/2026         6,938,172
---------------------------------------------------------------------------------------------------------------------------
      3,730,000   Albany, NY IDA (Daughters of Sarah Nursing Home)                  5.375      10/20/2030         3,891,509
---------------------------------------------------------------------------------------------------------------------------
      2,335,000   Albany, NY IDA (Hampton Plaza)                                    6.250      03/15/2018         2,337,195
---------------------------------------------------------------------------------------------------------------------------
        900,000   Albany, NY IDA (New Covenant Charter School)                      7.000      05/01/2025           744,354
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   Albany, NY IDA (Sage Colleges)                                    5.250      04/01/2019         1,300,381
---------------------------------------------------------------------------------------------------------------------------
      1,760,000   Albany, NY IDA (Sage Colleges)                                    5.300      04/01/2029         1,734,480
---------------------------------------------------------------------------------------------------------------------------
      1,120,000   Albany, NY Parking Authority                                      5.625      07/15/2020         1,169,403
---------------------------------------------------------------------------------------------------------------------------
        895,000   Albany, NY Parking Authority                                      5.625      07/15/2025           926,799
---------------------------------------------------------------------------------------------------------------------------
      1,770,000   Albany, NY Parking Authority 2                                    7.052 3    11/01/2017         1,089,010
---------------------------------------------------------------------------------------------------------------------------
      5,700,000   Allegany County, NY IDA (Houghton College)                        5.250      01/15/2024         5,739,216
---------------------------------------------------------------------------------------------------------------------------
        925,000   Amherst, NY IDA (Asbury Pointe)                                   5.800      02/01/2015           887,279
---------------------------------------------------------------------------------------------------------------------------
         10,000   Amherst, NY IDA (Asbury Pointe)                                   6.000      02/01/2023             9,404
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Amherst, NY IDA (Asbury Pointe)                                   6.000      02/01/2029         2,754,990
---------------------------------------------------------------------------------------------------------------------------
      5,300,000   Amherst, NY IDA (Beechwood Health Care Center)                    5.200      01/01/2040         4,441,718
---------------------------------------------------------------------------------------------------------------------------
         25,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)                  5.250      08/01/2031            26,412
---------------------------------------------------------------------------------------------------------------------------
        250,000   Babylon, NY IDA (WWH Ambulance)                                   7.375      09/15/2008           250,395
---------------------------------------------------------------------------------------------------------------------------
        810,000   Bethlehem, NY Water System                                        5.250      03/01/2018           850,622
---------------------------------------------------------------------------------------------------------------------------
        855,000   Bethlehem, NY Water System                                        5.375      03/01/2019           899,554
---------------------------------------------------------------------------------------------------------------------------
        905,000   Bethlehem, NY Water System                                        5.375      03/01/2020           949,544
---------------------------------------------------------------------------------------------------------------------------
        955,000   Bethlehem, NY Water System                                        5.500      03/01/2021         1,004,822
---------------------------------------------------------------------------------------------------------------------------
        505,000   Bethlehem, NY Water System                                        5.500      03/01/2022           530,154
---------------------------------------------------------------------------------------------------------------------------
      1,065,000   Blauvelt, NY Volunteer Fire Company                               6.250      10/15/2017         1,067,907
---------------------------------------------------------------------------------------------------------------------------
      2,425,000   Brookhaven, NY (Stony Brook Foundation)                           6.500      11/01/2020         2,517,320
---------------------------------------------------------------------------------------------------------------------------
      2,735,000   Brookhaven, NY IDA (Enecon Corp.)                                 6.300      01/01/2033         2,612,308


                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        65,000   Broome County, NY IDA (University Plaza)                          5.000%     08/01/2025   $        58,880
---------------------------------------------------------------------------------------------------------------------------
      3,030,000   Broome County, NY IDA (University Plaza)                          5.000      08/01/2036         2,586,953
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Broome County, NY IDA (University Plaza)                          5.100      08/01/2030           885,470
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   Broome County, NY IDA (University Plaza)                          5.100      08/01/2036         1,084,063
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Broome County, NY IDA (University Plaza)                          5.200      08/01/2030         2,693,160
---------------------------------------------------------------------------------------------------------------------------
      4,450,000   Broome County, NY IDA (University Plaza)                          5.200      08/01/2036         3,919,204
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)             5.750      11/01/2030         2,838,060
---------------------------------------------------------------------------------------------------------------------------
        915,000   Canton, NY Human Services Initiatives                             5.700      09/01/2024           948,297
---------------------------------------------------------------------------------------------------------------------------
      1,155,000   Canton, NY Human Services Initiatives                             5.750      09/01/2032         1,181,761
---------------------------------------------------------------------------------------------------------------------------
      4,295,000   Cattaraugus County, NY IDA (Olean General Hospital)               5.250      08/01/2023         4,375,188
---------------------------------------------------------------------------------------------------------------------------
      1,465,000   Cattaraugus County, NY IDA (St. Bonaventure
                  University)                                                       5.450      09/15/2019         1,483,723
---------------------------------------------------------------------------------------------------------------------------
     11,875,000   Cayuga County, NY COP (Auburn Memorial Hospital)                  6.000      01/01/2021        11,889,963
---------------------------------------------------------------------------------------------------------------------------
        230,000   Chautauqua County, NY IDA (Jamestown Devel. Corp.)                7.125      11/01/2008           231,527
---------------------------------------------------------------------------------------------------------------------------
      3,395,000   Chautauqua County, NY IDA (Jamestown Devel. Corp.)                7.125      11/01/2018         3,441,851
---------------------------------------------------------------------------------------------------------------------------
      1,900,000   Chautauqua County, NY IDA (Woman's Christian
                  Assoc. of Jamestown)                                              6.400      11/15/2029         1,940,185
---------------------------------------------------------------------------------------------------------------------------
         95,000   Chautauqua, NY Utility District                                   5.000      06/01/2023            98,328
---------------------------------------------------------------------------------------------------------------------------
        105,000   Chautauqua, NY Utility District                                   5.000      06/01/2025           107,862
---------------------------------------------------------------------------------------------------------------------------
      3,250,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2029         3,215,713
---------------------------------------------------------------------------------------------------------------------------
      1,915,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2029         1,894,797
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2034           976,820
---------------------------------------------------------------------------------------------------------------------------
      1,455,000   Chemung County, NY IDA (Arnot Ogden Medical
                  Center)                                                           5.000      11/01/2034         1,421,273
---------------------------------------------------------------------------------------------------------------------------
      1,200,000   Chemung County, NY IDA (Hathorn Redevel.
                  Company)                                                          4.850      07/01/2023         1,208,508
---------------------------------------------------------------------------------------------------------------------------
      1,515,000   Chemung County, NY IDA (Hathorn Redevel.
                  Company)                                                          5.000      07/01/2033         1,516,667
---------------------------------------------------------------------------------------------------------------------------
      4,745,000   Chemung County, NY IDA (St. Joseph's Hospital)                    6.000      01/01/2013         4,634,252
---------------------------------------------------------------------------------------------------------------------------
      4,800,000   Chemung County, NY IDA (St. Joseph's Hospital)                    6.350      01/01/2013         4,758,624
---------------------------------------------------------------------------------------------------------------------------
      4,910,000   Chemung County, NY IDA (St. Joseph's Hospital)                    6.500      01/01/2019         4,843,813
---------------------------------------------------------------------------------------------------------------------------
      1,150,000   Clifton Springs, NY Hospital & Clinic                             7.650      01/01/2012         1,162,754
---------------------------------------------------------------------------------------------------------------------------
      2,545,000   Clifton Springs, NY Hospital & Clinic                             8.000      01/01/2020         2,548,156
---------------------------------------------------------------------------------------------------------------------------
         35,000   Cohoes, NY GO                                                     6.200      03/15/2012            35,424
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.200      03/15/2013            25,297
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.250      03/15/2014            25,299
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.250      03/15/2015            25,288
---------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes, NY GO                                                     6.250      03/15/2016            25,267
---------------------------------------------------------------------------------------------------------------------------
      1,585,000   Columbia County, NY IDA (Berkshire Farms)                         7.500      12/15/2014         1,589,169
---------------------------------------------------------------------------------------------------------------------------
      3,300,000   Corinth, NY IDA (International Paper Company)                     5.750      02/01/2022         3,319,272


                         30 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        40,000   Corinth, NY IDA (International Paper Company)                     5.850%     12/01/2020   $        40,260
---------------------------------------------------------------------------------------------------------------------------
      5,370,000   Cortland County, NY IDA (Cortland Memorial
                  Hospital)                                                         5.250      07/01/2032         5,370,000
---------------------------------------------------------------------------------------------------------------------------
        155,000   Dutchess County, NY IDA (Astor Learning Center
                  Civic Facility)                                                   5.150      11/01/2024           158,892
---------------------------------------------------------------------------------------------------------------------------
      2,310,000   Dutchess County, NY IDA (Elant Fishkill)                          5.250      01/01/2037         2,013,512
---------------------------------------------------------------------------------------------------------------------------
        280,000   Dutchess County, NY IDA (IBM Corp.)                               5.450      12/01/2029           290,660
---------------------------------------------------------------------------------------------------------------------------
        900,000   Dutchess County, NY IDA (St. Francis Hospital)                    7.500      03/01/2029           955,683
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Dutchess County, NY Water & Wastewater Authority                  5.400 3    06/01/2027           396,620
---------------------------------------------------------------------------------------------------------------------------
      3,240,000   East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)         7.750      10/01/2032         3,342,708
---------------------------------------------------------------------------------------------------------------------------
      1,355,000   East Rochester, NY Hsg. Authority (Gates Senior Hsg.)             6.125      04/20/2043         1,461,869
---------------------------------------------------------------------------------------------------------------------------
      1,400,000   East Rochester, NY Hsg. Authority (Genesee Valley
                  Nursing Home)                                                     5.200      12/20/2024         1,456,868
---------------------------------------------------------------------------------------------------------------------------
      2,520,000   East Rochester, NY Hsg. Authority (Jefferson Park
                  Apartments)                                                       6.750      03/01/2030         2,585,243
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   East Rochester, NY Hsg. Authority (Linden Knoll)                  5.350      02/01/2038         2,011,820
---------------------------------------------------------------------------------------------------------------------------
     16,210,000   East Rochester, NY Hsg. Authority (St. John's Meadows)            5.000      02/15/2047        15,940,914
---------------------------------------------------------------------------------------------------------------------------
      4,095,000   East Rochester, NY Hsg. Authority (St. John's Meadows)            5.950      08/01/2027         4,155,197
---------------------------------------------------------------------------------------------------------------------------
      1,700,000   East Rochester, NY Hsg. Authority (Woodland Village)              5.500      08/01/2033         1,550,230
---------------------------------------------------------------------------------------------------------------------------
      3,325,000   Elmira, NY Hsg. Authority (Eastgate Apartments)                   6.250      06/01/2044         3,145,384
---------------------------------------------------------------------------------------------------------------------------
     25,290,000   Erie County Tobacco Asset Securitization Corp. 1                  5.000      06/01/2038        23,803,959
---------------------------------------------------------------------------------------------------------------------------
     72,380,000   Erie County Tobacco Asset Securitization Corp. 1                  5.000      06/01/2045        67,145,841
---------------------------------------------------------------------------------------------------------------------------
      2,380,000   Erie County, NY IDA (Air Cargo)                                   8.500      10/01/2015         2,398,635
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Erie County, NY IDA (Charter School Applied Tech)                 6.750      06/01/2025         4,124,680
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County, NY IDA (Charter School Applied Tech)                 6.875      06/01/2035         7,164,920
---------------------------------------------------------------------------------------------------------------------------
      1,960,000   Erie County, NY IDA (DePaul Properties)                           5.750      09/01/2028         1,685,639
---------------------------------------------------------------------------------------------------------------------------
      2,605,000   Erie County, NY IDA (DePaul Properties)                           6.500      09/01/2018         2,525,964
---------------------------------------------------------------------------------------------------------------------------
      1,800,000   Erie County, NY IDA (Global Concepts Charter School)              6.250      10/01/2037         1,744,326
---------------------------------------------------------------------------------------------------------------------------
     35,000,000   Erie County, NY IDA (Great Lakes) 2,4                             7.500      12/01/2025           875,000
---------------------------------------------------------------------------------------------------------------------------
     11,310,000   Erie County, NY IDA (Medaille College)                            7.625      04/01/2035        12,391,915
---------------------------------------------------------------------------------------------------------------------------
      3,515,000   Erie County, NY IDA (Medaille College)                            8.250      11/01/2026         3,822,879
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County, NY IDA (Orchard Park CCRC)                           6.000      11/15/2026         6,531,980
---------------------------------------------------------------------------------------------------------------------------
      8,250,000   Erie County, NY IDA (Orchard Park CCRC)                           6.000      11/15/2036         7,424,175
---------------------------------------------------------------------------------------------------------------------------
      9,600,000   Erie County, NY IDA (The Episcopal Church Home)                   6.000      02/01/2028         9,321,600
---------------------------------------------------------------------------------------------------------------------------
      2,630,000   Erie County, NY Sewer District                                    5.000      12/01/2030         2,729,966
---------------------------------------------------------------------------------------------------------------------------
      1,360,000   Erie County, NY Sewer District                                    5.000      12/01/2035         1,406,186
---------------------------------------------------------------------------------------------------------------------------
     36,360,000   Erie County, NY Tobacco Asset Securitization Corp.                5.000      06/01/2038        34,223,486
---------------------------------------------------------------------------------------------------------------------------
      5,715,000   Erie County, NY Tobacco Asset Securitization Corp.                5.000      06/01/2045         5,301,691
---------------------------------------------------------------------------------------------------------------------------
     93,000,000   Erie County, NY Tobacco Asset Securitization Corp.                6.140 3    06/01/2047         6,187,290
---------------------------------------------------------------------------------------------------------------------------
    135,450,000   Erie County, NY Tobacco Asset Securitization Corp.                6.488 3    06/01/2050         6,458,256
---------------------------------------------------------------------------------------------------------------------------
    150,000,000   Erie County, NY Tobacco Asset Securitization Corp.                6.751 3    06/01/2055         4,068,000


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,024,000,000   Erie County, NY Tobacco Asset Securitization Corp.                7.650% 3   06/01/2060   $    18,984,960
---------------------------------------------------------------------------------------------------------------------------
      2,300,000   Essex County, NY IDA (International Paper Company)                6.450      11/15/2023         2,357,109
---------------------------------------------------------------------------------------------------------------------------
         35,000   Essex County, NY IDA (Moses Ludington Nursing
                  Home)                                                             6.200      02/01/2030            37,435
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Essex County, NY IDA (Moses Ludington Nursing
                  Home)                                                             6.375      02/01/2050         5,369,250
---------------------------------------------------------------------------------------------------------------------------
         60,000   Essex County, NY IDA (Moses Ludington Nursing
                  Home)                                                             9.000      02/01/2008            60,046
---------------------------------------------------------------------------------------------------------------------------
        975,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.000      06/01/2020           957,723
---------------------------------------------------------------------------------------------------------------------------
        320,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.000      06/01/2020           314,330
---------------------------------------------------------------------------------------------------------------------------
      1,235,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.200      06/01/2025         1,199,556
---------------------------------------------------------------------------------------------------------------------------
        410,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.200      06/01/2025           398,233
---------------------------------------------------------------------------------------------------------------------------
      1,100,000   Essex County, NY IDA (North Country Community
                  College Foundation)                                               5.300      06/01/2035         1,041,469
---------------------------------------------------------------------------------------------------------------------------
      5,550,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.200      12/01/2023         5,302,692
---------------------------------------------------------------------------------------------------------------------------
      4,440,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.200      03/01/2028         4,106,956
---------------------------------------------------------------------------------------------------------------------------
      1,850,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.500      08/15/2022         1,828,836
---------------------------------------------------------------------------------------------------------------------------
      1,625,000   Essex County, NY IDA Solid Waste Disposal
                  (International Paper Company)                                     5.500      10/01/2026         1,570,465
---------------------------------------------------------------------------------------------------------------------------
      5,680,000   Franklin County, NY IDA (Adirondack Medical Center)               5.500      12/01/2029         5,749,410
---------------------------------------------------------------------------------------------------------------------------
        900,000   Franklin County, NY IDA (North Country Community
                  College Foundation)                                               5.200      06/01/2025           874,170
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Genesee County, NY IDA (United Memorial Medical
                  Center)                                                           5.000      12/01/2027           888,350
---------------------------------------------------------------------------------------------------------------------------
         70,000   Glen Cove, NY IDA (SLCD)                                          6.875      07/01/2008            69,951
---------------------------------------------------------------------------------------------------------------------------
      3,775,000   Glen Cove, NY IDA (SLCD)                                          7.375      07/01/2023         3,826,831
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Green Island, NY Power Authority                                  5.125      12/15/2024         1,270,330
---------------------------------------------------------------------------------------------------------------------------
      2,660,000   Green Island, NY Power Authority                                  6.000      12/15/2020         2,793,904
---------------------------------------------------------------------------------------------------------------------------
      1,695,000   Green Island, NY Power Authority                                  6.000      12/15/2025         1,759,512
---------------------------------------------------------------------------------------------------------------------------
        840,000   Hempstead Village, NY GO                                          5.000      07/01/2020           843,469
---------------------------------------------------------------------------------------------------------------------------
      1,025,000   Hempstead Village, NY GO                                          5.000      07/01/2021         1,023,504
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Hempstead Village, NY GO                                          5.000      07/01/2022         1,260,310
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Hempstead, NY IDA (Adelphi University)                            5.500      06/01/2032         2,548,875
---------------------------------------------------------------------------------------------------------------------------
        235,000   Hempstead, NY IDA (Dentaco Corp.)                                 7.250      11/01/2012           243,023
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Hempstead, NY IDA (Dentaco Corp.)                                 8.250      11/01/2025         1,338,174
---------------------------------------------------------------------------------------------------------------------------
      2,260,000   Hempstead, NY IDA (Engel Burman Senior Hsg.)                      6.250      11/01/2010         2,366,356


                         32 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    18,825,000   Hempstead, NY IDA (Engel Burman Senior Hsg.)                      6.750%     11/01/2024   $    19,835,714
---------------------------------------------------------------------------------------------------------------------------
        660,000   Hempstead, NY IDA (Franklin Hospital Medical Center)              5.750      11/01/2008           656,218
---------------------------------------------------------------------------------------------------------------------------
      9,375,000   Hempstead, NY IDA (Franklin Hospital Medical Center)              6.375      11/01/2018         9,152,438
---------------------------------------------------------------------------------------------------------------------------
      8,710,000   Hempstead, NY IDA (Franklin Hospital Medical Center)              7.750      11/01/2022         9,221,103
---------------------------------------------------------------------------------------------------------------------------
      2,475,000   Hempstead, NY IDA (Hungry Harbor Associates)                      8.000      05/01/2044         2,916,169
---------------------------------------------------------------------------------------------------------------------------
      4,720,000   Hempstead, NY IDA (Hungry Harbor Associates)                      8.000      05/01/2044         5,561,340
---------------------------------------------------------------------------------------------------------------------------
     12,395,000   Hempstead, NY IDA (Hungry Harbor Associates)                      8.000      05/01/2044        14,604,409
---------------------------------------------------------------------------------------------------------------------------
     25,260,000   Hempstead, NY IDA (Lynbrook Facilities)                           6.500      11/01/2042        24,847,757
---------------------------------------------------------------------------------------------------------------------------
      6,355,000   Hempstead, NY IDA (South Shore Y JCC)                             6.750      11/01/2024         5,839,610
---------------------------------------------------------------------------------------------------------------------------
      2,220,000   Herkimer County, NY IDA (Burrows Paper)                           8.000      01/01/2009         2,224,618
---------------------------------------------------------------------------------------------------------------------------
      3,225,000   Herkimer County, NY IDA (Folts Adult Home)                        5.500      03/20/2040         3,459,038
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)                                                       6.250      08/01/2034         1,027,130
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)                                                       6.400      11/01/2020         1,332,558
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)                                                       6.500      11/01/2030         2,046,680
---------------------------------------------------------------------------------------------------------------------------
        195,000   Herkimer, NY Hsg. Authority                                       7.150      03/01/2011           195,505
---------------------------------------------------------------------------------------------------------------------------
    107,340,000   Hudson Yards, NY Infrastructure Corp                              5.000      02/15/2047       109,813,114
---------------------------------------------------------------------------------------------------------------------------
    702,480,000   Hudson Yards, NY Infrastructure Corp                              5.000      02/15/2047       712,413,067
---------------------------------------------------------------------------------------------------------------------------
      1,255,000   Hudson, NY IDA (Hudson Fabrics)                                   6.750      11/01/2024         1,194,346
---------------------------------------------------------------------------------------------------------------------------
        145,000   Huntington, NY Hsg. Authority (GJSR)                              5.875      05/01/2019           143,923
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Huntington, NY Hsg. Authority (GJSR)                              6.000      05/01/2029           975,260
---------------------------------------------------------------------------------------------------------------------------
      8,500,000   Huntington, NY Hsg. Authority (GJSR)                              6.000      05/01/2039         8,141,130
---------------------------------------------------------------------------------------------------------------------------
        770,000   Islip, NY IDA (Leeway School)                                     9.000      08/01/2021           771,887
---------------------------------------------------------------------------------------------------------------------------
     17,380,000   Islip, NY IDA (Southside Hospital Civic Facilities)               7.750      12/01/2022        17,569,442
---------------------------------------------------------------------------------------------------------------------------
      9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                      6.250      12/01/2031         8,952,751
---------------------------------------------------------------------------------------------------------------------------
      1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                      6.250      12/01/2031         1,038,870
---------------------------------------------------------------------------------------------------------------------------
      1,100,000   Islip, NY Res Rec, Series E                                       5.750      07/01/2020         1,194,699
---------------------------------------------------------------------------------------------------------------------------
      1,315,000   Islip, NY Res Rec, Series E 5                                     5.750      07/01/2021         1,425,881
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Islip, NY Res Rec, Series E 5                                     5.750      07/01/2023         1,078,430
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Kenmore, NY Hsg. Authority (SUNY at Buffalo)                      5.500      08/01/2024         3,058,350
---------------------------------------------------------------------------------------------------------------------------
     11,645,000   L.I., NY Power Authority, Series A 1                              5.250      09/01/2028        12,517,518
---------------------------------------------------------------------------------------------------------------------------
        275,000   L.I., NY Power Authority, Series A                                5.000      09/01/2027           284,609
---------------------------------------------------------------------------------------------------------------------------
         60,000   L.I., NY Power Authority, Series A                                5.125      09/01/2029            62,646
---------------------------------------------------------------------------------------------------------------------------
     24,130,000   L.I., NY Power Authority, Series A                                5.125      09/01/2029        24,596,192
---------------------------------------------------------------------------------------------------------------------------
      1,350,000   L.I., NY Power Authority, Series B                                5.000      12/01/2035         1,398,249
---------------------------------------------------------------------------------------------------------------------------
     74,880,000   L.I., NY Power Authority, Series C                                5.000      09/01/2035        76,915,238
---------------------------------------------------------------------------------------------------------------------------
     14,735,000   Liberty, NY Devel. Corp. (Goldman Sachs
                  Headquarters)                                                     5.500      10/01/2037        16,296,173
---------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville, NY GO                                                   7.200      09/15/2012           115,368
---------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville, NY GO                                                   7.200      09/15/2013           118,100


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       100,000   Lowville, NY GO                                                   7.200%     09/15/2014   $       120,642
---------------------------------------------------------------------------------------------------------------------------
      3,830,000   Lyons, NY Community Health Initiatives Corp.                      5.550      09/01/2024         3,992,928
---------------------------------------------------------------------------------------------------------------------------
        750,000   Madison County, NY IDA (Morrisville State College
                  Foundation) 5                                                     5.000      06/01/2028           768,870
---------------------------------------------------------------------------------------------------------------------------
      1,100,000   Madison County, NY IDA (Morrisville State College
                  Foundation) 5                                                     5.000      06/01/2032         1,123,826
---------------------------------------------------------------------------------------------------------------------------
      1,290,000   Madison County, NY IDA (Oneida Healthcare Center)                 5.300      02/01/2021         1,317,219
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   Madison County, NY IDA (Oneida Healthcare Center)                 5.350      02/01/2031         5,525,465
---------------------------------------------------------------------------------------------------------------------------
      2,605,000   Middletown, NY Hsg. Authority (Summitfield &
                  Moore Heights)                                                    4.800      07/01/2039         2,400,950
---------------------------------------------------------------------------------------------------------------------------
        650,000   Middletown, NY IDA (Flanagan Design & Display)                    7.500      11/01/2018           663,676
---------------------------------------------------------------------------------------------------------------------------
      3,955,000   Middletown, NY IDA (Southwinds Retirement Home)                   6.375      03/01/2018         3,935,581
---------------------------------------------------------------------------------------------------------------------------
        165,000   Middletown, NY IDA (YMCA)                                         6.250      11/01/2009           164,655
---------------------------------------------------------------------------------------------------------------------------
      1,255,000   Middletown, NY IDA (YMCA)                                         7.000      11/01/2019         1,236,552
---------------------------------------------------------------------------------------------------------------------------
        150,000   Monroe County, NY COP                                             8.050      01/01/2011           151,110
---------------------------------------------------------------------------------------------------------------------------
        570,000   Monroe County, NY IDA (Canal Ponds)                               7.000      06/15/2013           577,205
---------------------------------------------------------------------------------------------------------------------------
         50,000   Monroe County, NY IDA (Cloverwood Senior Living)                  6.750      05/01/2023            46,589
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County, NY IDA (Cloverwood Senior Living)                  6.875      05/01/2033           918,360
---------------------------------------------------------------------------------------------------------------------------
        796,066   Monroe County, NY IDA (Cottrone Devel.)                           9.500      12/01/2010           800,930
---------------------------------------------------------------------------------------------------------------------------
        720,000   Monroe County, NY IDA (Dayton Rogers
                  Manufacturing)                                                    6.100      12/01/2009           723,038
---------------------------------------------------------------------------------------------------------------------------
      4,225,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       5.875      02/01/2028         3,701,818
---------------------------------------------------------------------------------------------------------------------------
      5,195,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       5.950      08/01/2028         4,664,279
---------------------------------------------------------------------------------------------------------------------------
        725,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       6.450      02/01/2014           726,827
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   Monroe County, NY IDA (DePaul Community
                  Facilities)                                                       6.500      02/01/2024         1,287,506
---------------------------------------------------------------------------------------------------------------------------
      4,485,000   Monroe County, NY IDA (DePaul Properties)                         6.150      09/01/2021         4,139,565
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County, NY IDA (Highland Hospital of
                  Rochester)                                                        5.000      08/01/2022         1,003,400
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   Monroe County, NY IDA (Highland Hospital of
                  Rochester)                                                        5.000      08/01/2025         1,234,838
---------------------------------------------------------------------------------------------------------------------------
        375,000   Monroe County, NY IDA (Melles Griot)                              9.500      12/01/2009           379,579
---------------------------------------------------------------------------------------------------------------------------
      2,525,000   Monroe County, NY IDA (Parma Senior Hsg. Assoc.)                  6.500      12/01/2042         2,365,420
---------------------------------------------------------------------------------------------------------------------------
      2,890,000   Monroe County, NY IDA (Rochester Institute of
                  Technology)                                                       5.375      04/01/2029         2,821,796
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County, NY IDA (Southview Towers)                          6.125      02/01/2020         1,045,110
---------------------------------------------------------------------------------------------------------------------------
      1,465,000   Monroe County, NY IDA (St. John Fisher College)                   5.200      06/01/2019         1,499,618
---------------------------------------------------------------------------------------------------------------------------
      2,190,000   Monroe County, NY IDA (St. John Fisher College)                   5.250      06/01/2026         2,204,257
---------------------------------------------------------------------------------------------------------------------------
      3,075,000   Monroe County, NY IDA (St. John Fisher College)                   5.375      06/01/2024         3,114,514
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   Monroe County, NY IDA (Summit at Brighton)                        5.375      07/01/2032         1,902,299


                         34 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     3,660,000   Monroe County, NY IDA (Summit at Brighton)                        5.500%     07/01/2027   $     3,339,640
---------------------------------------------------------------------------------------------------------------------------
        855,000   Monroe County, NY IDA (Volunteers of America)                     5.700      08/01/2018           844,603
---------------------------------------------------------------------------------------------------------------------------
      2,765,000   Monroe County, NY IDA (Volunteers of America)                     5.750      08/01/2028         2,632,363
---------------------------------------------------------------------------------------------------------------------------
    650,000,000   Monroe County, NY Tobacco Asset Securitization Corp. (TASC)       7.701 3    06/01/2061        11,167,000
---------------------------------------------------------------------------------------------------------------------------
        580,000   Monroe, NY Newpower Corp                                          5.625      01/01/2026           584,501
---------------------------------------------------------------------------------------------------------------------------
      2,265,000   Monroe, NY Newpower Corp.                                         5.500      01/01/2034         2,211,455
---------------------------------------------------------------------------------------------------------------------------
        500,000   Mount Vernon, NY IDA (Kings Court)                                5.200      12/01/2033           486,450
---------------------------------------------------------------------------------------------------------------------------
      3,275,000   Mount Vernon, NY IDA (Macedonia Towers)                           5.200      12/01/2033         3,186,248
---------------------------------------------------------------------------------------------------------------------------
      2,295,000   Mount Vernon, NY IDA (Meadowview)                                 6.150      06/01/2019         2,319,075
---------------------------------------------------------------------------------------------------------------------------
      2,600,000   Mount Vernon, NY IDA (Meadowview)                                 6.200      06/01/2029         2,611,310
---------------------------------------------------------------------------------------------------------------------------
      8,880,000   MTA Service Contract, Series A 1                                  5.125      01/01/2024         9,339,274
---------------------------------------------------------------------------------------------------------------------------
      8,400,000   MTA, Series A 1                                                   4.500      11/15/2034         8,181,012
---------------------------------------------------------------------------------------------------------------------------
     56,800,000   MTA, Series A 1                                                   5.000      11/15/2025        58,962,944
---------------------------------------------------------------------------------------------------------------------------
      7,640,000   MTA, Series A 1                                                   5.000      11/15/2028         7,897,544
---------------------------------------------------------------------------------------------------------------------------
     71,560,000   MTA, Series A 1                                                   5.000      11/15/2030        73,626,295
---------------------------------------------------------------------------------------------------------------------------
      8,500,000   MTA, Series A 1                                                   5.000      11/15/2032         8,739,828
---------------------------------------------------------------------------------------------------------------------------
     30,000,000   MTA, Series F 1                                                   5.000      11/15/2031        30,699,750
---------------------------------------------------------------------------------------------------------------------------
        802,824   Municipal Assistance Corp. for Troy, NY                           5.733 3    07/15/2021           447,727
---------------------------------------------------------------------------------------------------------------------------
      1,218,573   Municipal Assistance Corp. for Troy, NY                           5.741 3    01/15/2022           658,724
---------------------------------------------------------------------------------------------------------------------------
      5,120,000   Nassau County, NY (CSMR)                                          5.950      11/01/2022         5,108,838
---------------------------------------------------------------------------------------------------------------------------
        790,000   Nassau County, NY IDA (ACDS)                                      5.950      11/01/2022           788,278
---------------------------------------------------------------------------------------------------------------------------
        855,000   Nassau County, NY IDA (ALIA-ACDS)                                 7.500      06/01/2015           896,852
---------------------------------------------------------------------------------------------------------------------------
      2,975,000   Nassau County, NY IDA (ALIA-ACLD)                                 6.250      09/01/2022         2,941,055
---------------------------------------------------------------------------------------------------------------------------
        210,000   Nassau County, NY IDA (ALIA-ACLD)                                 7.125      06/01/2017           218,807
---------------------------------------------------------------------------------------------------------------------------
        320,000   Nassau County, NY IDA (ALIA-ACLD)                                 7.500      06/01/2015           335,664
---------------------------------------------------------------------------------------------------------------------------
      5,065,000   Nassau County, NY IDA (ALIA-CSMR)                                 7.000      11/01/2016         5,264,460
---------------------------------------------------------------------------------------------------------------------------
      3,115,000   Nassau County, NY IDA (ALIA-CSMR)                                 7.125      06/01/2017         3,245,643
---------------------------------------------------------------------------------------------------------------------------
      1,600,000   Nassau County, NY IDA (ALIA-CSMR)                                 7.500      06/01/2015         1,678,320
---------------------------------------------------------------------------------------------------------------------------
        245,000   Nassau County, NY IDA (ALIA-FREE)                                 7.125      06/01/2012           255,297
---------------------------------------------------------------------------------------------------------------------------
      1,970,000   Nassau County, NY IDA (ALIA-FREE)                                 7.500      06/01/2015         2,066,432
---------------------------------------------------------------------------------------------------------------------------
      4,030,000   Nassau County, NY IDA (ALIA-FREE)                                 8.150      06/01/2030         4,236,215
---------------------------------------------------------------------------------------------------------------------------
      6,340,000   Nassau County, NY IDA (ALIA-FREE)                                 8.250      06/01/2032         6,733,968
---------------------------------------------------------------------------------------------------------------------------
        835,000   Nassau County, NY IDA (ALIA-HH)                                   7.125      06/01/2017           868,016
---------------------------------------------------------------------------------------------------------------------------
        640,000   Nassau County, NY IDA (ALIA-HHS)                                  7.125      06/01/2017           665,306
---------------------------------------------------------------------------------------------------------------------------
        200,000   Nassau County, NY IDA (ALIA-LVH)                                  7.500      06/01/2015           209,790
---------------------------------------------------------------------------------------------------------------------------
      9,000,000   Nassau County, NY IDA (Amsterdam at Harborside) 6                 6.700      01/01/2043         9,019,440
---------------------------------------------------------------------------------------------------------------------------
        480,000   Nassau County, NY IDA (CNGCS)                                     7.500      06/01/2030           503,496
---------------------------------------------------------------------------------------------------------------------------
      2,245,000   Nassau County, NY IDA (CNGCS)                                     8.150      06/01/2030         2,365,040
---------------------------------------------------------------------------------------------------------------------------
        645,000   Nassau County, NY IDA (Epilepsy Foundation of L.I.)               5.950      11/01/2022           643,594
---------------------------------------------------------------------------------------------------------------------------
      1,660,000   Nassau County, NY IDA (Hispanic Counseling Center)                6.500      11/01/2037         1,655,817


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       115,000   Nassau County, NY IDA (Keyspan-Glenwood Energy Center)            5.250%     06/01/2027   $       115,532
---------------------------------------------------------------------------------------------------------------------------
        690,000   Nassau County, NY IDA (Life's WORC)                               5.950      11/01/2022           688,496
---------------------------------------------------------------------------------------------------------------------------
      3,750,000   Nassau County, NY IDA (Little Village School)                     7.500      12/01/2031         3,949,463
---------------------------------------------------------------------------------------------------------------------------
      3,535,000   Nassau County, NY IDA (New York Water Service Corp.)              5.000      12/01/2035         3,539,419
---------------------------------------------------------------------------------------------------------------------------
      2,290,000   Nassau County, NY IDA (North Shore CFGA)                          6.750      05/01/2024         2,238,841
---------------------------------------------------------------------------------------------------------------------------
      1,310,000   Nassau County, NY IDA (PLUS Group Home)                           6.150      11/01/2022         1,307,053
---------------------------------------------------------------------------------------------------------------------------
      2,050,000   Nassau County, NY IDA (United Cerebral Palsy)                     6.250      11/01/2014         2,033,026
---------------------------------------------------------------------------------------------------------------------------
        645,000   Nassau County, NY IDA (United Veteran's Beacon House)             6.500      11/01/2037           643,375
---------------------------------------------------------------------------------------------------------------------------
     23,550,000   Nassau County, NY IDA (Westbury Senior Living)                    7.900      11/01/2031        26,516,358
---------------------------------------------------------------------------------------------------------------------------
        750,000   Nassau County, NY IDA, Series A-A                                 6.000      07/02/2021           719,828
---------------------------------------------------------------------------------------------------------------------------
      7,725,000   Nassau County, NY IDA, Series A-B                                 6.000      07/01/2021         7,414,223
---------------------------------------------------------------------------------------------------------------------------
        710,000   Nassau County, NY IDA, Series A-C                                 6.000      07/01/2021           681,437
---------------------------------------------------------------------------------------------------------------------------
        800,000   Nassau County, NY IDA, Series A-D                                 6.000      07/01/2021           767,816
---------------------------------------------------------------------------------------------------------------------------
      1,675,000   Nassau County, NY Interim Finance Authority                       5.125      11/15/2021         1,677,295
---------------------------------------------------------------------------------------------------------------------------
     40,000,000   Nassau County, NY Tobacco Settlement Corp. 1                      5.125      06/01/2046        37,853,800
---------------------------------------------------------------------------------------------------------------------------
      9,000,000   Nassau County, NY Tobacco Settlement Corp.                        0.000 7    06/01/2026         8,231,580
---------------------------------------------------------------------------------------------------------------------------
     82,570,000   Nassau County, NY Tobacco Settlement Corp.                        5.125      06/01/2046        78,139,294
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Nassau County, NY Tobacco Settlement Corp.                        5.820 3    06/01/2046         1,523,800
---------------------------------------------------------------------------------------------------------------------------
    105,975,000   Nassau County, NY Tobacco Settlement Corp.                        6.221 3    06/01/2046         7,552,838
---------------------------------------------------------------------------------------------------------------------------
  1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                        6.537 3    06/01/2060        24,554,853
---------------------------------------------------------------------------------------------------------------------------
     40,000,000   Nassau County, NY Tobacco Settlement Corp.                        7.351 3    06/01/2060           741,600
---------------------------------------------------------------------------------------------------------------------------
     56,035,000   Nassau County, NY Tobacco Settlement Corp. (TASC) 6               5.000      06/01/2035        52,883,031
---------------------------------------------------------------------------------------------------------------------------
      7,155,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         7,270,339
---------------------------------------------------------------------------------------------------------------------------
      3,340,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         3,393,841
---------------------------------------------------------------------------------------------------------------------------
      4,290,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         5,147,528
---------------------------------------------------------------------------------------------------------------------------
      4,775,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         4,851,973
---------------------------------------------------------------------------------------------------------------------------
      4,775,000   Nassau, NY IDA (EBS North Hills LLC)                              7.800      05/01/2045         4,851,973
---------------------------------------------------------------------------------------------------------------------------
     13,010,000   New Rochelle, NY IDA (College of New Rochelle)                    5.250      07/01/2027        13,100,810
---------------------------------------------------------------------------------------------------------------------------
      5,955,000   New Rochelle, NY IDA (College of New Rochelle)                    5.500      07/01/2019         6,120,668
---------------------------------------------------------------------------------------------------------------------------
      3,670,000   New Rochelle, NY IDA (Soundview Apartments)                       5.375      04/01/2036         3,695,947
---------------------------------------------------------------------------------------------------------------------------
        500,000   Niagara County, NY IDA (Affinity Foxwood Place)                   5.000      07/20/2038           481,430
---------------------------------------------------------------------------------------------------------------------------
      2,810,000   Niagara County, NY IDA (Affinity Foxwood Place)                   5.000      07/20/2048         2,631,425
---------------------------------------------------------------------------------------------------------------------------
      3,300,000   Niagara County, NY IDA (American Ref-Fuel Company)                5.550      11/15/2024         3,318,480
---------------------------------------------------------------------------------------------------------------------------
      3,635,000   Niagara County, NY IDA (Niagara Falls Memorial Medical Center)    5.250      06/01/2018         3,422,934
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   Niagara County, NY IDA (Niagara University)                       5.350      11/01/2023         1,530,315
---------------------------------------------------------------------------------------------------------------------------
      5,400,000   Niagara County, NY IDA (Niagara University) 5                     5.400      11/01/2031         5,442,930
---------------------------------------------------------------------------------------------------------------------------
      2,550,000   Niagara County, NY IDA (Solid Waste Disposal)                     5.550      11/15/2024         2,580,702
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   Niagara County, NY IDA (Solid Waste Disposal) 5                   5.625      11/15/2024         6,879,696


                         36 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        20,000   Niagara County, NY Tobacco Asset Securitization Corp.             5.750%     05/15/2022   $        20,363
---------------------------------------------------------------------------------------------------------------------------
      1,395,000   Niagara County, NY Tobacco Asset Securitization Corp.             6.250      05/15/2034         1,435,985
---------------------------------------------------------------------------------------------------------------------------
      6,295,000   Niagara County, NY Tobacco Asset Securitization Corp.             6.250      05/15/2040         6,460,370
---------------------------------------------------------------------------------------------------------------------------
        295,000   Niagara, NY Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                           5.000      04/01/2028           295,100
---------------------------------------------------------------------------------------------------------------------------
      1,235,000   Niagara, NY Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                           5.625      04/01/2029         1,267,777
---------------------------------------------------------------------------------------------------------------------------
        715,000   North Babylon, NY Volunteer Fire Company                          5.750      08/01/2022           731,895
---------------------------------------------------------------------------------------------------------------------------
      3,295,000   North Tonawanda, NY HDC (Bishop Gibbons Associates)               7.375      12/15/2021         3,765,229
---------------------------------------------------------------------------------------------------------------------------
         25,000   Nunda, NY GO                                                      8.000      05/01/2010            27,204
---------------------------------------------------------------------------------------------------------------------------
        600,000   NY Capital District Youth Center                                  6.000      02/01/2017           606,906
---------------------------------------------------------------------------------------------------------------------------
        500,000   NY Carnegie Redevel. Corp. 2                                      7.000      09/01/2021           489,410
---------------------------------------------------------------------------------------------------------------------------
     39,120,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                5.000      11/15/2044        40,076,875
---------------------------------------------------------------------------------------------------------------------------
     19,225,000   NY Counties Tobacco Trust I 1                                     6.625      06/01/2042        19,948,721
---------------------------------------------------------------------------------------------------------------------------
        315,000   NY Counties Tobacco Trust I                                       6.500      06/01/2035           326,337
---------------------------------------------------------------------------------------------------------------------------
          5,000   NY Counties Tobacco Trust I                                       6.625      06/01/2042             5,188
---------------------------------------------------------------------------------------------------------------------------
     11,865,000   NY Counties Tobacco Trust I (TASC) 1                              6.250      06/01/2028        11,057,609
---------------------------------------------------------------------------------------------------------------------------
      5,920,000   NY Counties Tobacco Trust I (TASC) 1                              6.500      06/01/2035         6,133,031
---------------------------------------------------------------------------------------------------------------------------
      1,185,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts                 6.225      06/01/2028         1,226,890
---------------------------------------------------------------------------------------------------------------------------
     29,800,000   NY Counties Tobacco Trust II (TASC) 1                             5.625      06/01/2035        30,076,395
---------------------------------------------------------------------------------------------------------------------------
     53,850,000   NY Counties Tobacco Trust II (TASC) 1                             5.750      06/01/2043        54,505,355
---------------------------------------------------------------------------------------------------------------------------
        245,000   NY Counties Tobacco Trust III                                     6.000      06/01/2043           251,407
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   NY Counties Tobacco Trust IV                                      5.000      06/01/2038         6,588,680
---------------------------------------------------------------------------------------------------------------------------
    131,335,000   NY Counties Tobacco Trust IV                                      5.920 3    06/01/2050         7,109,164
---------------------------------------------------------------------------------------------------------------------------
    304,690,000   NY Counties Tobacco Trust IV                                      6.395 3    06/01/2055        10,149,224
---------------------------------------------------------------------------------------------------------------------------
    608,700,000   NY Counties Tobacco Trust IV                                      6.816 3    06/01/2060        11,285,298
---------------------------------------------------------------------------------------------------------------------------
     45,020,000   NY Counties Tobacco Trust IV (TASC) 1                             5.000      06/01/2042        42,116,435
---------------------------------------------------------------------------------------------------------------------------
     31,850,000   NY Counties Tobacco Trust IV (TASC) 1                             5.000      06/01/2045        29,522,880
---------------------------------------------------------------------------------------------------------------------------
     82,500,000   NY Counties Tobacco Trust IV (TASC)                               0.000 7    06/01/2041        76,211,025
---------------------------------------------------------------------------------------------------------------------------
      7,405,000   NY Counties Tobacco Trust IV (TASC) 6                             5.000      06/01/2042         6,927,378
---------------------------------------------------------------------------------------------------------------------------
     82,500,000   NY Counties Tobacco Trust IV (TASC)                               6.650      06/01/2041        11,324,775
---------------------------------------------------------------------------------------------------------------------------
    345,760,000   NY Counties Tobacco Trust V                                       6.152 3    06/01/2038        45,699,099
---------------------------------------------------------------------------------------------------------------------------
    627,860,000   NY Counties Tobacco Trust V                                       6.204 3    06/01/2050        33,986,062
---------------------------------------------------------------------------------------------------------------------------
    643,195,000   NY Counties Tobacco Trust V                                       6.850 3    06/01/2055        21,424,825
---------------------------------------------------------------------------------------------------------------------------
  3,845,000,000   NY Counties Tobacco Trust V                                       7.846 3    06/01/2060        68,517,900
---------------------------------------------------------------------------------------------------------------------------
    228,000,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters) 1            5.250      10/01/2035       241,273,020
---------------------------------------------------------------------------------------------------------------------------
        435,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)              5.250      10/01/2035           460,321
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   NY Liberty Devel. Corp. (National Sports Museum)                  6.125      02/15/2019         2,487,050
---------------------------------------------------------------------------------------------------------------------------
     15,895,000   NY MTA Service Contract, Series A                                 5.125      01/01/2024        16,716,930


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   162,430,000   NY MTA Service Contract, Series A                                 5.125%     01/01/2029   $   167,324,016
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NY MTA Service Contract, Series A                                 5.750      07/01/2031        21,556,400
---------------------------------------------------------------------------------------------------------------------------
     33,290,000   NY MTA Service Contract, Series B                                 5.250      01/01/2031        34,167,524
---------------------------------------------------------------------------------------------------------------------------
         20,000   NY MTA, Series A                                                  5.000      11/15/2032            20,509
---------------------------------------------------------------------------------------------------------------------------
     64,655,000   NY MTA, Series A                                                  5.000      11/15/2035        66,163,401
---------------------------------------------------------------------------------------------------------------------------
     42,295,000   NY MTA, Series A                                                  5.125      11/15/2031        43,205,611
---------------------------------------------------------------------------------------------------------------------------
     31,665,000   NY MTA, Series B 5                                                4.750      11/15/2031        31,551,323
---------------------------------------------------------------------------------------------------------------------------
         25,000   NY MTA, Series B                                                  5.000      01/01/2031            25,572
---------------------------------------------------------------------------------------------------------------------------
     54,900,000   NY MTA, Series B                                                  5.000      11/15/2031        56,242,854
---------------------------------------------------------------------------------------------------------------------------
     34,845,000   NY MTA, Series E                                                  5.250      11/15/2031        36,129,387
---------------------------------------------------------------------------------------------------------------------------
    132,990,000   NY MTA, Series F                                                  5.000      11/15/2035       135,802,739
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NY New Hartford-Sunset Wood Funding Corp.                         5.500      02/01/2029         2,070,900
---------------------------------------------------------------------------------------------------------------------------
      4,540,000   NY Newark-Wayne Community Hospital                                5.875      01/15/2033         4,547,854
---------------------------------------------------------------------------------------------------------------------------
      2,020,000   NY Newark-Wayne Community Hospital                                7.600      09/01/2015         2,021,616
---------------------------------------------------------------------------------------------------------------------------
     17,120,000   NY Seneca Nation Indians Capital Improvements                     5.000      12/01/2023        15,290,386
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NY Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2019         8,033,325
---------------------------------------------------------------------------------------------------------------------------
     13,825,000   NY Tobacco Settlement Financing Corp. (TASC)                      5.500      06/01/2021        14,794,271
---------------------------------------------------------------------------------------------------------------------------
         25,000   NY Triborough Bridge & Tunnel Authority                           5.000      01/01/2032            25,540
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NY United Nations Devel. Corp., Series A                          5.250      07/01/2026         2,002,220
---------------------------------------------------------------------------------------------------------------------------
     46,000,000   NYC GO 1                                                          5.000      06/01/2030        46,926,210
---------------------------------------------------------------------------------------------------------------------------
     10,920,000   NYC GO 1                                                          5.000      08/01/2030        11,143,969
---------------------------------------------------------------------------------------------------------------------------
     27,400,000   NYC GO 1                                                          5.000      06/01/2033        27,900,050
---------------------------------------------------------------------------------------------------------------------------
      5,400,000   NYC GO 1                                                          5.000      08/01/2035         5,496,957
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                                            0.000 7    03/15/2029            23,595
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                            5.000      06/01/2020            15,704
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.000      03/15/2021             5,086
---------------------------------------------------------------------------------------------------------------------------
        950,000   NYC GO                                                            5.000      03/01/2023           982,585
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                            5.000      03/01/2024         1,031,210
---------------------------------------------------------------------------------------------------------------------------
        400,000   NYC GO                                                            5.000      06/01/2024           412,860
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                                            5.000      03/01/2025            25,529
---------------------------------------------------------------------------------------------------------------------------
        500,000   NYC GO                                                            5.000      08/01/2025           515,570
---------------------------------------------------------------------------------------------------------------------------
      3,205,000   NYC GO                                                            5.000      11/01/2025         3,291,535
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC GO                                                            5.000      04/01/2026         3,079,560
---------------------------------------------------------------------------------------------------------------------------
      1,445,000   NYC GO                                                            5.000      04/01/2026         1,487,714
---------------------------------------------------------------------------------------------------------------------------
      6,965,000   NYC GO                                                            5.000      06/01/2026         7,174,507
---------------------------------------------------------------------------------------------------------------------------
        705,000   NYC GO                                                            5.000      08/01/2026           726,552
---------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC GO                                                            5.000      08/01/2027         3,699,828
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYC GO                                                            5.000      08/01/2028         2,564,225
---------------------------------------------------------------------------------------------------------------------------
         35,000   NYC GO                                                            5.000      08/15/2028            35,805
---------------------------------------------------------------------------------------------------------------------------
         75,000   NYC GO                                                            5.000      08/15/2028            76,226
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                            5.000      09/15/2028            20,381


                         38 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       360,000   NYC GO                                                            5.000%     03/15/2029   $       363,632
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                            5.000      03/15/2029            15,243
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.000      03/15/2029             5,172
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.000      03/15/2029             5,172
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYC GO                                                            5.000      10/15/2029           356,041
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC GO                                                            5.000      03/01/2030         3,058,620
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NYC GO                                                            5.000      04/01/2030        20,394,400
---------------------------------------------------------------------------------------------------------------------------
        570,000   NYC GO                                                            5.000      06/01/2030           581,474
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYC GO                                                            5.000      08/01/2030         2,043,260
---------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYC GO                                                            5.000      06/01/2031         2,969,142
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                                            5.000      03/01/2033            60,800
---------------------------------------------------------------------------------------------------------------------------
         75,000   NYC GO                                                            5.000      06/01/2033            76,369
---------------------------------------------------------------------------------------------------------------------------
        115,000   NYC GO                                                            5.000      10/15/2033           116,694
---------------------------------------------------------------------------------------------------------------------------
     12,455,000   NYC GO                                                            5.000      12/01/2033        12,669,351
---------------------------------------------------------------------------------------------------------------------------
     30,150,000   NYC GO                                                            5.000      11/01/2034        30,648,681
---------------------------------------------------------------------------------------------------------------------------
     12,765,000   NYC GO                                                            5.000      03/01/2035        12,983,282
---------------------------------------------------------------------------------------------------------------------------
     34,405,000   NYC GO                                                            5.000      04/01/2035        34,998,830
---------------------------------------------------------------------------------------------------------------------------
      4,605,000   NYC GO                                                            5.000      08/01/2036         4,693,324
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                                            5.100      11/01/2019            62,456
---------------------------------------------------------------------------------------------------------------------------
      5,285,000   NYC GO                                                            5.100      08/15/2027         5,438,688
---------------------------------------------------------------------------------------------------------------------------
      6,000,000   NYC GO                                                            5.125      12/01/2028         6,241,080
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO 5                                                          5.250      08/01/2021             5,058
---------------------------------------------------------------------------------------------------------------------------
      2,735,000   NYC GO                                                            5.250      10/15/2021         2,868,851
---------------------------------------------------------------------------------------------------------------------------
        265,000   NYC GO                                                            5.250      08/15/2023           269,900
---------------------------------------------------------------------------------------------------------------------------
        530,000   NYC GO 5                                                          5.250      08/01/2024           536,249
---------------------------------------------------------------------------------------------------------------------------
     25,530,000   NYC GO                                                            5.250      06/01/2027        26,262,456
---------------------------------------------------------------------------------------------------------------------------
      1,690,000   NYC GO 5                                                          5.250      06/01/2028         1,746,902
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                            5.250      09/15/2033         1,031,460
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.375      12/01/2026             5,276
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.375      03/01/2027             5,504
---------------------------------------------------------------------------------------------------------------------------
        515,000   NYC GO 5                                                          5.375      08/01/2027           524,744
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                                            5.375      11/15/2027            50,595
---------------------------------------------------------------------------------------------------------------------------
     37,945,000   NYC GO                                                            5.375      06/01/2032        39,138,750
---------------------------------------------------------------------------------------------------------------------------
     11,500,000   NYC GO                                                            5.500      08/01/2020        12,450,820
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                                            5.500      08/01/2022            50,570
---------------------------------------------------------------------------------------------------------------------------
        850,000   NYC GO 5                                                          5.500      06/01/2028           884,536
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.500      12/01/2031             5,312
---------------------------------------------------------------------------------------------------------------------------
      3,705,000   NYC GO 5                                                          5.500      11/15/2037         3,747,200
---------------------------------------------------------------------------------------------------------------------------
        275,000   NYC GO                                                            5.750      08/01/2012           278,314
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                            5.750      08/01/2013            20,241
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            5.950      08/01/2014             5,128


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    12,880,000   NYC GO                                                            6.000%     01/15/2021   $    14,149,582
---------------------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                                            6.154 3    10/01/2012            33,859
---------------------------------------------------------------------------------------------------------------------------
        200,000   NYC GO                                                            6.343 3    05/15/2012           171,480
---------------------------------------------------------------------------------------------------------------------------
        335,000   NYC GO                                                            6.350      05/15/2014           342,186
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                            7.000      02/01/2010            20,062
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                            7.250      08/15/2024            15,043
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                            7.750      08/15/2028             5,024
---------------------------------------------------------------------------------------------------------------------------
        837,000   NYC GO RIBS                                                       8.120 8    08/12/2010           840,892
---------------------------------------------------------------------------------------------------------------------------
        837,000   NYC GO RIBS                                                       8.120 8    09/01/2011           840,892
---------------------------------------------------------------------------------------------------------------------------
      1,005,000   NYC HDC (Barclay Avenue)                                          6.450      04/01/2017         1,008,015
---------------------------------------------------------------------------------------------------------------------------
      4,055,000   NYC HDC (Barclay Avenue)                                          6.600      04/01/2033         4,064,245
---------------------------------------------------------------------------------------------------------------------------
        315,112   NYC HDC (Bay Towers)                                              6.500      08/15/2017           315,676
---------------------------------------------------------------------------------------------------------------------------
         48,826   NYC HDC (Beekman)                                                 6.500      10/15/2017            49,433
---------------------------------------------------------------------------------------------------------------------------
        326,919   NYC HDC (Bridgeview III)                                          6.500      12/15/2017           344,030
---------------------------------------------------------------------------------------------------------------------------
        930,906   NYC HDC (Cadman Towers)                                           6.500      11/15/2018           979,564
---------------------------------------------------------------------------------------------------------------------------
      2,578,176   NYC HDC (East Midtown Plaza)                                      6.500      11/15/2018         2,582,636
---------------------------------------------------------------------------------------------------------------------------
         59,956   NYC HDC (Essex Terrace)                                           6.500      07/15/2018            60,055
---------------------------------------------------------------------------------------------------------------------------
        350,995   NYC HDC (Forest Park Crescent)                                    6.500      12/15/2017           369,320
---------------------------------------------------------------------------------------------------------------------------
        282,917   NYC HDC (Kingsbridge Arms)                                        6.500      08/15/2017           283,423
---------------------------------------------------------------------------------------------------------------------------
      3,450,000   NYC HDC (Linden Boulevard Apartments)                             4.750      01/15/2039         3,155,163
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYC HDC (Multifamily Hsg.)                                        4.700      11/01/2040         4,654,750
---------------------------------------------------------------------------------------------------------------------------
      3,365,000   NYC HDC (Multifamily Hsg.)                                        4.750      11/01/2035         3,341,647
---------------------------------------------------------------------------------------------------------------------------
      1,595,000   NYC HDC (Multifamily Hsg.)                                        5.050      11/01/2022         1,613,231
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC HDC (Multifamily Hsg.)                                        5.050      11/01/2023            60,238
---------------------------------------------------------------------------------------------------------------------------
      3,185,000   NYC HDC (Multifamily Hsg.)                                        5.050      11/01/2039         3,079,577
---------------------------------------------------------------------------------------------------------------------------
      2,435,000   NYC HDC (Multifamily Hsg.)                                        5.100      11/01/2027         2,424,310
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC HDC (Multifamily Hsg.)                                        5.125      11/01/2032         2,966,550
---------------------------------------------------------------------------------------------------------------------------
      4,250,000   NYC HDC (Multifamily Hsg.)                                        5.150      11/01/2037         4,167,168
---------------------------------------------------------------------------------------------------------------------------
      6,750,000   NYC HDC (Multifamily Hsg.)                                        5.200      11/01/2040         6,608,993
---------------------------------------------------------------------------------------------------------------------------
      6,330,000   NYC HDC (Multifamily Hsg.) 6                                      5.250      11/01/2027         6,341,584
---------------------------------------------------------------------------------------------------------------------------
      8,500,000   NYC HDC (Multifamily Hsg.)                                        5.250      11/01/2030         8,764,690
---------------------------------------------------------------------------------------------------------------------------
      7,205,000   NYC HDC (Multifamily Hsg.)                                        5.250      11/01/2045         7,025,307
---------------------------------------------------------------------------------------------------------------------------
      5,140,000   NYC HDC (Multifamily Hsg.) 6                                      5.350      11/01/2037         5,122,113
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYC HDC (Multifamily Hsg.)                                        5.400      11/01/2033            15,055
---------------------------------------------------------------------------------------------------------------------------
      3,735,000   NYC HDC (Multifamily Hsg.) 6                                      5.450      11/01/2040         3,734,701
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC HDC (Multifamily Hsg.), Series A                              5.500      11/01/2034         3,023,310
---------------------------------------------------------------------------------------------------------------------------
     10,470,000   NYC HDC (Multifamily Hsg.), Series A                              5.600      11/01/2042        10,737,927
---------------------------------------------------------------------------------------------------------------------------
     31,900,000   NYC HDC (Multifamily Hsg.), Series B                              5.350      05/01/2049        32,163,494
---------------------------------------------------------------------------------------------------------------------------
     11,250,000   NYC HDC (Multifamily Hsg.), Series C                              5.050      11/01/2036        11,279,475
---------------------------------------------------------------------------------------------------------------------------
      8,365,000   NYC HDC (Multifamily Hsg.), Series C                              5.125      05/01/2040         8,141,571
---------------------------------------------------------------------------------------------------------------------------
        385,000   NYC HDC (Multifamily Hsg.), Series C                              5.700      05/01/2031           389,847


                         40 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,000,000   NYC HDC (Multifamily Hsg.), Series E                              5.200%     11/01/2033   $       990,800
---------------------------------------------------------------------------------------------------------------------------
     11,000,000   NYC HDC (Multifamily Hsg.), Series E-1                            4.950      11/01/2033        11,193,820
---------------------------------------------------------------------------------------------------------------------------
      2,155,000   NYC HDC (Multifamily Hsg.), Series F                              5.200      11/01/2032         2,144,419
---------------------------------------------------------------------------------------------------------------------------
      3,515,000   NYC HDC (Multifamily Hsg.), Series G-1                            4.750      11/01/2027         3,368,741
---------------------------------------------------------------------------------------------------------------------------
     13,180,000   NYC HDC (Multifamily Hsg.), Series G-1                            4.875      11/01/2039        12,506,238
---------------------------------------------------------------------------------------------------------------------------
      1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                            5.200      11/01/2038         1,325,578
---------------------------------------------------------------------------------------------------------------------------
      3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                            5.250      05/01/2046         3,311,634
---------------------------------------------------------------------------------------------------------------------------
     15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                            5.200      11/01/2038        15,286,036
---------------------------------------------------------------------------------------------------------------------------
      8,600,000   NYC HDC (Ocean Gate Devel.)                                       5.150      11/01/2040         8,412,778
---------------------------------------------------------------------------------------------------------------------------
     15,000,000   NYC HDC (Progress of Peoples Devel.) 5                            4.950      05/15/2036        14,349,600
---------------------------------------------------------------------------------------------------------------------------
      5,185,000   NYC HDC (Seaview Towers)                                          4.750      07/15/2039         4,731,727
---------------------------------------------------------------------------------------------------------------------------
        267,238   NYC HDC (St. Martin Tower)                                        6.500      11/15/2018           281,223
---------------------------------------------------------------------------------------------------------------------------
      1,222,375   NYC HDC (Tivoli Towers)                                           6.500      01/15/2018         1,285,450
---------------------------------------------------------------------------------------------------------------------------
        181,017   NYC HDC (Westview Apartments) 2                                   6.500      10/15/2017           181,017
---------------------------------------------------------------------------------------------------------------------------
      2,750,000   NYC HDC, Series C                                                 5.000      11/01/2026         2,718,403
---------------------------------------------------------------------------------------------------------------------------
     23,500,000   NYC Health & Hospital Corp. 1                                     5.000      02/15/2020        24,134,735
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC Health & Hospital Corp.                                       5.375      02/15/2026         1,014,500
---------------------------------------------------------------------------------------------------------------------------
      1,165,000   NYC IDA (A Very Special Place)                                    5.750      01/01/2029         1,084,033
---------------------------------------------------------------------------------------------------------------------------
      3,535,000   NYC IDA (Acme Architectural Products)                             6.375      11/01/2019         3,408,694
---------------------------------------------------------------------------------------------------------------------------
     38,080,000   NYC IDA (AIRIS JFK I/JFK International Airport)                   5.500      07/01/2028        35,851,178
---------------------------------------------------------------------------------------------------------------------------
     22,745,000   NYC IDA (AIRIS JFK I/JFK International Airport)                   6.000      07/01/2027        22,822,333
---------------------------------------------------------------------------------------------------------------------------
        280,000   NYC IDA (Allied Metal)                                            6.375      12/01/2014           278,177
---------------------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Allied Metal)                                            7.125      12/01/2027           942,453
---------------------------------------------------------------------------------------------------------------------------
      3,165,000   NYC IDA (Amboy Properties)                                        6.750      06/01/2020         2,950,128
---------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYC IDA (American Airlines)                                       5.400      07/01/2019         2,583,039
---------------------------------------------------------------------------------------------------------------------------
     32,175,000   NYC IDA (American Airlines) 5                                     5.400      07/01/2020        28,409,882
---------------------------------------------------------------------------------------------------------------------------
     41,305,000   NYC IDA (American Airlines)                                       6.900      08/01/2024        41,336,805
---------------------------------------------------------------------------------------------------------------------------
      1,300,000   NYC IDA (American Airlines)                                       7.125      08/01/2011         1,312,025
---------------------------------------------------------------------------------------------------------------------------
     41,100,000   NYC IDA (American Airlines)                                       7.750      08/01/2031        44,928,465
---------------------------------------------------------------------------------------------------------------------------
     29,410,000   NYC IDA (American Airlines)                                       8.000      08/01/2028        32,516,284
---------------------------------------------------------------------------------------------------------------------------
    338,060,000   NYC IDA (American Airlines)                                       8.500      08/01/2028       367,471,220
---------------------------------------------------------------------------------------------------------------------------
      3,530,000   NYC IDA (American National Red Cross) 5                           5.000      02/01/2036         3,656,833
---------------------------------------------------------------------------------------------------------------------------
      4,620,000   NYC IDA (Atlantic Paste & Glue Company)                           6.625      11/01/2019         4,632,566
---------------------------------------------------------------------------------------------------------------------------
      1,160,000   NYC IDA (Atlantic Veal & Lamb) 5                                  8.375      12/01/2016         1,188,223
---------------------------------------------------------------------------------------------------------------------------
        380,000   NYC IDA (Baco Enterprises)                                        7.500      11/01/2011           384,347
---------------------------------------------------------------------------------------------------------------------------
      1,685,000   NYC IDA (Baco Enterprises)                                        8.500      11/01/2021         1,727,445
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYC IDA (Bark Frameworks)                                         6.750      11/01/2019         1,478,130
---------------------------------------------------------------------------------------------------------------------------
     10,240,000   NYC IDA (Berkeley Carroll School)                                 6.100      11/01/2028        10,055,578
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   NYC IDA (Beth Abraham Health Services)                            6.500      02/15/2022         5,503,630
---------------------------------------------------------------------------------------------------------------------------
      1,035,000   NYC IDA (Beth Abraham Health Services)                            6.500      11/15/2027         1,055,265
---------------------------------------------------------------------------------------------------------------------------
      4,220,000   NYC IDA (Beth Abraham Health Services)                            6.500      11/15/2034         4,262,411


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    50,610,000   NYC IDA (British Airways)                                         5.250%     12/01/2032   $    42,281,112
---------------------------------------------------------------------------------------------------------------------------
     34,165,000   NYC IDA (British Airways)                                         7.625      12/01/2032        35,926,547
---------------------------------------------------------------------------------------------------------------------------
     85,920,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                5.650      10/01/2028        82,075,080
---------------------------------------------------------------------------------------------------------------------------
    144,605,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                5.750      10/01/2036       139,857,618
---------------------------------------------------------------------------------------------------------------------------
     21,140,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                6.200      10/01/2022        21,464,710
---------------------------------------------------------------------------------------------------------------------------
      4,145,000   NYC IDA (Calhoun School)                                          6.625      12/01/2034         4,409,948
---------------------------------------------------------------------------------------------------------------------------
     16,205,000   NYC IDA (Calhoun School)                                          6.625      12/01/2034        17,113,128
---------------------------------------------------------------------------------------------------------------------------
      2,895,000   NYC IDA (Center for Elimination of Family Violence)               7.375      11/01/2036         2,991,230
---------------------------------------------------------------------------------------------------------------------------
     12,495,000   NYC IDA (Center for Nursing/Rehabilitation)                       5.375      08/01/2027        11,197,769
---------------------------------------------------------------------------------------------------------------------------
      3,425,000   NYC IDA (Center for Nursing/Rehabilitation)                       5.375      08/01/2027         3,069,417
---------------------------------------------------------------------------------------------------------------------------
     29,135,000   NYC IDA (Chapin School)                                           5.000      11/01/2038        25,626,272
---------------------------------------------------------------------------------------------------------------------------
      2,235,000   NYC IDA (Chardan Corp.)                                           7.750      11/01/2020         2,470,860
---------------------------------------------------------------------------------------------------------------------------
      2,505,000   NYC IDA (College of New Rochelle)                                 5.750      09/01/2017         2,558,231
---------------------------------------------------------------------------------------------------------------------------
      2,975,000   NYC IDA (College of New Rochelle)                                 5.800      09/01/2026         3,037,773
---------------------------------------------------------------------------------------------------------------------------
      1,275,000   NYC IDA (Community Hospital of Brooklyn)                          6.875      11/01/2010         1,261,676
---------------------------------------------------------------------------------------------------------------------------
      1,490,000   NYC IDA (Comprehensive Care Management)                           6.000      05/01/2026         1,436,837
---------------------------------------------------------------------------------------------------------------------------
      3,145,000   NYC IDA (Comprehensive Care Management)                           6.125      11/01/2035         3,009,230
---------------------------------------------------------------------------------------------------------------------------
      3,975,000   NYC IDA (Comprehensive Care Management)                           6.375      11/01/2028         3,945,386
---------------------------------------------------------------------------------------------------------------------------
      1,575,000   NYC IDA (Comprehensive Care Management)                           6.375      11/01/2028         1,554,289
---------------------------------------------------------------------------------------------------------------------------
      1,770,000   NYC IDA (Comprehensive Care Management)                           7.875      12/01/2016         1,807,329
---------------------------------------------------------------------------------------------------------------------------
        960,000   NYC IDA (Comprehensive Care Management)                           8.000      12/01/2011           961,354
---------------------------------------------------------------------------------------------------------------------------
        600,000   NYC IDA (Continental Airlines)                                    7.250      11/01/2008           601,806
---------------------------------------------------------------------------------------------------------------------------
      4,685,000   NYC IDA (Continental Airlines)                                    8.375      11/01/2016         4,924,076
---------------------------------------------------------------------------------------------------------------------------
      1,745,000   NYC IDA (Cool Wind Ventilation)                                   5.450      11/01/2017         1,702,649
---------------------------------------------------------------------------------------------------------------------------
      1,570,000   NYC IDA (Cool Wind Ventilation)                                   5.450      11/01/2017         1,531,896
---------------------------------------------------------------------------------------------------------------------------
      5,685,000   NYC IDA (Cool Wind Ventilation)                                   6.075      11/01/2027         5,483,637
---------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC IDA (Dioni)                                                   6.625      11/01/2019         3,615,048
---------------------------------------------------------------------------------------------------------------------------
        975,000   NYC IDA (Eger Harbor House)                                       5.875      05/20/2044         1,056,998
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   NYC IDA (Family Support Systems)                                  7.500      11/01/2034         5,374,160
---------------------------------------------------------------------------------------------------------------------------
      7,315,000   NYC IDA (Friends Seminary School)                                 7.125      09/15/2031         7,601,309
---------------------------------------------------------------------------------------------------------------------------
      3,280,000   NYC IDA (Gabrielli Truck Sales)                                   8.125      12/01/2017         3,367,314
---------------------------------------------------------------------------------------------------------------------------
     13,780,000   NYC IDA (Gateway School of New York)                              5.550      06/01/2039        12,925,640
---------------------------------------------------------------------------------------------------------------------------
      2,265,000   NYC IDA (Gateway School of New York)                              6.500      11/01/2019         2,373,222
---------------------------------------------------------------------------------------------------------------------------
     14,350,000   NYC IDA (General Motors Corp.) 5                                  5.125      12/30/2023        12,149,428
---------------------------------------------------------------------------------------------------------------------------
      1,900,000   NYC IDA (Global Country World Peace)                              7.250      11/01/2025         1,802,188
---------------------------------------------------------------------------------------------------------------------------
      1,800,000   NYC IDA (Global Country World Peace)                              7.250      11/01/2025         1,707,336
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   NYC IDA (Good Shepherd Services)                                  5.875      06/01/2014         2,184,875
---------------------------------------------------------------------------------------------------------------------------
      4,470,000   NYC IDA (Gourmet Boutique) 5                                      5.750      05/01/2021         4,180,433
---------------------------------------------------------------------------------------------------------------------------
      7,290,000   NYC IDA (Guttmacher Institute)                                    5.750      12/01/2036         6,596,575
---------------------------------------------------------------------------------------------------------------------------
        180,000   NYC IDA (Herbert G. Birch Childhood Project)                      7.375      02/01/2009           179,768
---------------------------------------------------------------------------------------------------------------------------
      2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                      8.375      02/01/2022         2,222,569


                         42 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       900,000   NYC IDA (Independent Living Assoc.)                               6.200%     07/01/2020   $       866,349
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Institute of International Education)                    5.250      09/01/2021         1,034,080
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC IDA (Institute of International Education)                    5.250      09/01/2031         3,070,800
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYC IDA (JetBlue Airways Corp.)                                   5.000      05/15/2020         5,806,792
---------------------------------------------------------------------------------------------------------------------------
     10,870,000   NYC IDA (JetBlue Airways Corp.)                                   5.125      05/15/2030         8,733,067
---------------------------------------------------------------------------------------------------------------------------
      9,000,000   NYC IDA (JFK International Airport)                               8.000      08/01/2012         9,576,270
---------------------------------------------------------------------------------------------------------------------------
      1,605,000   NYC IDA (Julia Gray)                                              7.500      11/01/2020         1,632,991
---------------------------------------------------------------------------------------------------------------------------
        730,000   NYC IDA (Just Bagels Manufacturing)                               8.500      11/01/2016           776,567
---------------------------------------------------------------------------------------------------------------------------
        990,000   NYC IDA (Just Bagels Manufacturing)                               8.750      11/01/2026         1,050,667
---------------------------------------------------------------------------------------------------------------------------
        690,000   NYC IDA (L&M Optical Disc)                                        7.125      11/01/2010           691,656
---------------------------------------------------------------------------------------------------------------------------
      6,175,000   NYC IDA (Liberty-7 World Trade Center)                            6.250      03/01/2015         6,350,123
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   NYC IDA (Liberty-7 World Trade Center)                            6.750      03/01/2015         7,309,820
---------------------------------------------------------------------------------------------------------------------------
     45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.) 5                         5.000      09/01/2035        41,200,250
---------------------------------------------------------------------------------------------------------------------------
      3,025,000   NYC IDA (Little Red Schoolhouse)                                  6.750      11/01/2018         3,108,097
---------------------------------------------------------------------------------------------------------------------------
        205,000   NYC IDA (Lucky Polyethylene Manufacturing
                  Company)                                                          7.000      11/01/2009           201,363
---------------------------------------------------------------------------------------------------------------------------
      2,995,000   NYC IDA (Lucky Polyethylene Manufacturing
                  Company)                                                          7.800      11/01/2024         2,785,110
---------------------------------------------------------------------------------------------------------------------------
      2,035,000   NYC IDA (Lycee Francais De New York)                              5.375      06/01/2023         1,972,709
---------------------------------------------------------------------------------------------------------------------------
     23,000,000   NYC IDA (Magen David Yeshivah)                                    5.700      06/15/2027        22,266,990
---------------------------------------------------------------------------------------------------------------------------
      3,745,000   NYC IDA (Manhattan Community Access Corp.)                        6.000      12/01/2036         3,414,017
---------------------------------------------------------------------------------------------------------------------------
        680,000   NYC IDA (Marymount School of New York)                            5.125      09/01/2021           644,096
---------------------------------------------------------------------------------------------------------------------------
      4,010,000   NYC IDA (Marymount School of New York)                            5.250      09/01/2031         3,560,479
---------------------------------------------------------------------------------------------------------------------------
     18,965,000   NYC IDA (MediSys Health Network)                                  6.250      03/15/2024        16,882,643
---------------------------------------------------------------------------------------------------------------------------
      1,195,000   NYC IDA (Mesorah Publications)                                    6.450      02/01/2011         1,198,418
---------------------------------------------------------------------------------------------------------------------------
      4,790,000   NYC IDA (Mesorah Publications)                                    6.950      02/01/2021         4,831,817
---------------------------------------------------------------------------------------------------------------------------
      8,405,000   NYC IDA (Metro Biofuels)                                          6.000      11/01/2028         8,405,000
---------------------------------------------------------------------------------------------------------------------------
      3,100,000   NYC IDA (Metropolitan College of New York)                        5.750      03/01/2020         2,985,579
---------------------------------------------------------------------------------------------------------------------------
      2,275,000   NYC IDA (Morrisons Pastry) 5                                      6.500      11/01/2019         2,220,218
---------------------------------------------------------------------------------------------------------------------------
        275,000   NYC IDA (NYC Outward Bound Center)                                7.250      11/01/2010           276,400
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC IDA (NYU)                                                     5.000      07/01/2041            25,397
---------------------------------------------------------------------------------------------------------------------------
      4,475,000   NYC IDA (Paradise Products) 5                                     8.250      11/01/2022         4,561,949
---------------------------------------------------------------------------------------------------------------------------
         60,000   NYC IDA (Petrocelli Electric)                                     7.250      11/01/2008            60,451
---------------------------------------------------------------------------------------------------------------------------
      3,780,000   NYC IDA (Petrocelli Electric)                                     8.000      11/01/2017         3,859,645
---------------------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Petrocelli Electric)                                     8.000      11/01/2018           965,906
---------------------------------------------------------------------------------------------------------------------------
     10,065,000   NYC IDA (Polytechnic University)                                  5.250      11/01/2027         9,114,361
---------------------------------------------------------------------------------------------------------------------------
     24,125,000   NYC IDA (Polytechnic University)                                  5.250      11/01/2037        20,748,224
---------------------------------------------------------------------------------------------------------------------------
      2,240,000   NYC IDA (Precision Gear)                                          6.375      11/01/2024         2,180,035
---------------------------------------------------------------------------------------------------------------------------
      1,910,000   NYC IDA (Precision Gear)                                          6.375      11/01/2024         1,858,869
---------------------------------------------------------------------------------------------------------------------------
        930,000   NYC IDA (Precision Gear)                                          7.625      11/01/2024           967,581
---------------------------------------------------------------------------------------------------------------------------
      4,100,000   NYC IDA (PSCH)                                                    6.375      07/01/2033         4,199,466


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    46,445,000   NYC IDA (Queens Baseball Stadium)                                 5.000%     01/01/2046   $    47,440,781
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYC IDA (Reece School)                                            7.500      12/01/2037         6,529,972
---------------------------------------------------------------------------------------------------------------------------
      2,300,000   NYC IDA (Reece School)                                            7.500      12/01/2037         2,208,667
---------------------------------------------------------------------------------------------------------------------------
      2,150,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                      6.250      11/01/2014         2,023,215
---------------------------------------------------------------------------------------------------------------------------
      8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                      6.750      11/01/2028         7,999,281
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Roundabout Theatre)                                      5.000      10/01/2023           922,400
---------------------------------------------------------------------------------------------------------------------------
        545,000   NYC IDA (Sahadi Fine Foods)                                       6.250      11/01/2009           541,844
---------------------------------------------------------------------------------------------------------------------------
      4,085,000   NYC IDA (Sahadi Fine Foods) 5                                     6.750      11/01/2019         3,891,289
---------------------------------------------------------------------------------------------------------------------------
        875,000   NYC IDA (Services for the Underserved/Young Adult
                  Institute Obligated Group)                                        5.000      07/01/2026           786,590
---------------------------------------------------------------------------------------------------------------------------
      4,380,000   NYC IDA (Showman Fabricators)                                     7.500      11/01/2028         4,195,909
---------------------------------------------------------------------------------------------------------------------------
      3,275,000   NYC IDA (South Bronx Overall Economic Devel.)                     8.625      12/01/2025         3,278,734
---------------------------------------------------------------------------------------------------------------------------
      1,625,000   NYC IDA (Special Needs Facilities Pooled Program)                 4.750      07/01/2020         1,495,829
---------------------------------------------------------------------------------------------------------------------------
        995,000   NYC IDA (Special Needs Facilities Pooled Program)                 5.250      07/01/2022           942,295
---------------------------------------------------------------------------------------------------------------------------
      4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                 6.650      07/01/2023         4,510,938
---------------------------------------------------------------------------------------------------------------------------
      6,630,000   NYC IDA (Special Needs Facilities Pooled Program)                 7.875      08/01/2025         6,875,708
---------------------------------------------------------------------------------------------------------------------------
      5,115,000   NYC IDA (St. Bernard's School)                                    7.000      12/01/2021         5,211,469
---------------------------------------------------------------------------------------------------------------------------
      1,550,000   NYC IDA (St. Francis College)                                     5.000      10/01/2034         1,518,520
---------------------------------------------------------------------------------------------------------------------------
      5,760,000   NYC IDA (Stallion)                                                5.500      11/01/2036         5,159,578
---------------------------------------------------------------------------------------------------------------------------
        955,000   NYC IDA (Stallion)                                                6.000      11/01/2027           939,491
---------------------------------------------------------------------------------------------------------------------------
         10,000   NYC IDA (Staten Island University Hospital)                       6.375      07/01/2031            10,021
---------------------------------------------------------------------------------------------------------------------------
      4,450,000   NYC IDA (Staten Island University Hospital)                       6.375      07/01/2031         4,459,479
---------------------------------------------------------------------------------------------------------------------------
      1,470,000   NYC IDA (Staten Island University Hospital)                       6.450      07/01/2032         1,479,276
---------------------------------------------------------------------------------------------------------------------------
        545,000   NYC IDA (Streamline Plastics)                                     7.750      12/01/2015           545,169
---------------------------------------------------------------------------------------------------------------------------
      1,275,000   NYC IDA (Streamline Plastics)                                     8.125      12/01/2025         1,278,073
---------------------------------------------------------------------------------------------------------------------------
      6,808,500   NYC IDA (Studio School)                                           7.000      11/01/2038         6,286,424
---------------------------------------------------------------------------------------------------------------------------
        765,000   NYC IDA (Surprise Plastics)                                       7.500      11/01/2013           724,157
---------------------------------------------------------------------------------------------------------------------------
      2,480,000   NYC IDA (Surprise Plastics)                                       8.500      11/01/2023         2,292,338
---------------------------------------------------------------------------------------------------------------------------
      7,245,000   NYC IDA (Terminal One Group Assoc.) 5                             5.500      01/01/2020         7,544,436
---------------------------------------------------------------------------------------------------------------------------
      7,750,000   NYC IDA (Terminal One Group Assoc.) 5                             5.500      01/01/2021         8,028,768
---------------------------------------------------------------------------------------------------------------------------
     11,390,000   NYC IDA (Terminal One Group Assoc.) 5                             5.500      01/01/2024        11,663,702
---------------------------------------------------------------------------------------------------------------------------
        380,000   NYC IDA (The Bank Street College)                                 5.250      12/01/2021           384,796
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (The Bank Street College)                                 5.250      12/01/2030           981,650
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYC IDA (The Child School)                                        7.550      06/01/2033        10,350,900
---------------------------------------------------------------------------------------------------------------------------
        270,000   NYC IDA (Therapy & Learning Center)                               7.500      10/01/2011           278,753
---------------------------------------------------------------------------------------------------------------------------
      3,735,000   NYC IDA (Therapy & Learning Center)                               8.250      10/01/2031         3,905,391
---------------------------------------------------------------------------------------------------------------------------
      8,955,000   NYC IDA (Tides Two Rivers Foundation)                             5.650      12/01/2039         8,246,301
---------------------------------------------------------------------------------------------------------------------------
         45,000   NYC IDA (Touro College)                                           6.350      06/01/2029            47,768
---------------------------------------------------------------------------------------------------------------------------
      4,260,000   NYC IDA (Ulano)                                                   6.900      11/01/2019         3,997,073
---------------------------------------------------------------------------------------------------------------------------
     32,040,000   NYC IDA (Unicef)                                                  5.300      11/01/2038        29,021,832
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (United Nations School)                                   6.350      12/01/2015         1,011,690


                         44 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       505,000   NYC IDA (Urban Health Plan)                                       6.250%     09/15/2009   $       508,737
---------------------------------------------------------------------------------------------------------------------------
      9,830,000   NYC IDA (Urban Health Plan)                                       7.050      09/15/2026        10,055,500
---------------------------------------------------------------------------------------------------------------------------
      3,640,000   NYC IDA (Urban Resource Institute)                                7.375      11/01/2033         3,697,184
---------------------------------------------------------------------------------------------------------------------------
      1,295,000   NYC IDA (Utleys)                                                  7.375      11/01/2023         1,220,758
---------------------------------------------------------------------------------------------------------------------------
      2,965,000   NYC IDA (Van Blarcom Closures)                                    8.000      11/01/2017         3,054,543
---------------------------------------------------------------------------------------------------------------------------
      2,800,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2021         2,635,080
---------------------------------------------------------------------------------------------------------------------------
      1,330,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2028         1,187,903
---------------------------------------------------------------------------------------------------------------------------
      3,235,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2028         2,889,373
---------------------------------------------------------------------------------------------------------------------------
        900,000   NYC IDA (Vaughn College Aeronautics)                              5.000      12/01/2031           792,135
---------------------------------------------------------------------------------------------------------------------------
      1,800,000   NYC IDA (Vaughn College Aeronautics)                              5.250      12/01/2036         1,619,028
---------------------------------------------------------------------------------------------------------------------------
     17,800,000   NYC IDA (Visy Paper) 5                                            7.800      01/01/2016        17,840,584
---------------------------------------------------------------------------------------------------------------------------
     70,500,000   NYC IDA (Visy Paper)                                              7.950      01/01/2028        70,669,200
---------------------------------------------------------------------------------------------------------------------------
      1,930,000   NYC IDA (Vocational Instruction)                                  7.750      02/01/2033         1,524,256
---------------------------------------------------------------------------------------------------------------------------
        360,000   NYC IDA (W & W Jewelers)                                          7.250      02/01/2011           371,135
---------------------------------------------------------------------------------------------------------------------------
      1,555,000   NYC IDA (W & W Jewelers)                                          8.250      02/01/2021         1,653,183
---------------------------------------------------------------------------------------------------------------------------
      5,930,000   NYC IDA (Weizmann Institute)                                      5.900      11/01/2034         5,889,913
---------------------------------------------------------------------------------------------------------------------------
      2,900,000   NYC IDA (Weizmann Institute)                                      5.900      11/01/2034         2,880,396
---------------------------------------------------------------------------------------------------------------------------
      2,795,000   NYC IDA (Westchester Square Medical Center)                       8.000      11/01/2010         2,603,403
---------------------------------------------------------------------------------------------------------------------------
      6,160,000   NYC IDA (Westchester Square Medical Center)                       8.375      11/01/2015         5,530,202
---------------------------------------------------------------------------------------------------------------------------
      1,660,000   NYC IDA (World Casing Corp.) 5                                    6.700      11/01/2019         1,661,245
---------------------------------------------------------------------------------------------------------------------------
     93,105,000   NYC IDA (Yankee Stadium)                                          5.000      03/01/2046        95,035,067
---------------------------------------------------------------------------------------------------------------------------
     24,270,000   NYC IDA (Yeled Yalda Early Childhood)                             5.725      11/01/2037        22,409,705
---------------------------------------------------------------------------------------------------------------------------
      9,500,000   NYC IDA (YMCA of Greater New York)                                5.000      08/01/2036         9,522,610
---------------------------------------------------------------------------------------------------------------------------
     57,700,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2026        59,713,442
---------------------------------------------------------------------------------------------------------------------------
     11,220,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2027        11,392,676
---------------------------------------------------------------------------------------------------------------------------
     27,500,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2031        28,512,000
---------------------------------------------------------------------------------------------------------------------------
     11,720,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2032        12,028,353
---------------------------------------------------------------------------------------------------------------------------
     31,400,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2034        32,017,324
---------------------------------------------------------------------------------------------------------------------------
     47,440,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2034        48,690,518
---------------------------------------------------------------------------------------------------------------------------
     40,100,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2037        41,421,295
---------------------------------------------------------------------------------------------------------------------------
     22,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2038        22,681,065
---------------------------------------------------------------------------------------------------------------------------
     18,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2038        18,452,520
---------------------------------------------------------------------------------------------------------------------------
     18,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        18,580,500
---------------------------------------------------------------------------------------------------------------------------
     31,500,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        32,398,223
---------------------------------------------------------------------------------------------------------------------------
     19,740,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        20,347,400
---------------------------------------------------------------------------------------------------------------------------
     29,000,000   NYC Municipal Water Finance Authority 1                           5.000      06/15/2039        29,897,768
---------------------------------------------------------------------------------------------------------------------------
     44,840,000   NYC Municipal Water Finance Authority 1                           5.125      06/15/2032        46,622,838
---------------------------------------------------------------------------------------------------------------------------
         65,000   NYC Municipal Water Finance Authority                             5.000      06/15/2029            66,330
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYC Municipal Water Finance Authority                             5.000      06/15/2029        10,326,700
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance Authority                             5.000      06/15/2029            51,634
---------------------------------------------------------------------------------------------------------------------------
      1,740,000   NYC Municipal Water Finance Authority                             5.000      06/15/2034         1,785,866


                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       200,000   NYC Municipal Water Finance Authority                             5.000%     06/15/2035   $       205,126
---------------------------------------------------------------------------------------------------------------------------
     10,055,000   NYC Municipal Water Finance Authority                             5.000      06/15/2036        10,367,308
---------------------------------------------------------------------------------------------------------------------------
        675,000   NYC Municipal Water Finance Authority                             5.000      06/15/2039           694,244
---------------------------------------------------------------------------------------------------------------------------
      4,600,000   NYC Municipal Water Finance Authority                             5.000      06/15/2039         4,748,350
---------------------------------------------------------------------------------------------------------------------------
        820,000   NYC Municipal Water Finance Authority                             5.125      06/15/2031           852,857
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYC Municipal Water Finance Authority                             5.125      06/15/2032            31,193
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYC Municipal Water Finance Authority                             5.125      06/15/2033            25,982
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYC Municipal Water Finance Authority                             5.125      06/15/2033            31,178
---------------------------------------------------------------------------------------------------------------------------
        145,000   NYC Municipal Water Finance Authority 5                           5.125      06/15/2034           148,914
---------------------------------------------------------------------------------------------------------------------------
        650,000   NYC Municipal Water Finance Authority                             5.250      06/15/2034           679,120
---------------------------------------------------------------------------------------------------------------------------
        530,000   NYC Municipal Water Finance Authority                             5.400 3    06/15/2019           303,605
---------------------------------------------------------------------------------------------------------------------------
        115,000   NYC Trust for Cultural Resources
                  (Museum of American Folk Art)                                     6.125      07/01/2030           113,344
---------------------------------------------------------------------------------------------------------------------------
     13,240,000   NYS DA 1                                                          5.000      02/01/2028        13,649,381
---------------------------------------------------------------------------------------------------------------------------
      1,690,000   NYS DA (4201 Schools Program)                                     6.250      07/01/2020         1,815,195
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYS DA (Augustana Lutheran Home)                                  5.400      02/01/2031           365,078
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYS DA (Augustana Lutheran Home)                                  5.500      02/01/2041         1,562,925
---------------------------------------------------------------------------------------------------------------------------
     14,360,000   NYS DA (Buena Vida Nursing Home)                                  5.250      07/01/2028        14,620,490
---------------------------------------------------------------------------------------------------------------------------
      4,475,000   NYS DA (Cabrini Westchester)                                      5.100      02/15/2026         4,755,806
---------------------------------------------------------------------------------------------------------------------------
      8,425,000   NYS DA (Cabrini Westchester)                                      5.200      02/15/2041         8,863,858
---------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYS DA (Chapel Oaks)                                              5.450      07/01/2026         2,967,428
---------------------------------------------------------------------------------------------------------------------------
      2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated
                  Group)                                                            5.000      07/01/2027         2,202,008
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYS DA (City University)                                          5.000      07/01/2023             5,085
---------------------------------------------------------------------------------------------------------------------------
      3,180,000   NYS DA (Concord Nursing Home)                                     5.500      02/15/2030         3,334,580
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   NYS DA (D'Youville College)                                       5.250      07/01/2025         1,261,875
---------------------------------------------------------------------------------------------------------------------------
      5,005,000   NYS DA (Dept. of Health)                                          5.000      07/01/2031         5,171,216
---------------------------------------------------------------------------------------------------------------------------
        525,000   NYS DA (Dept. of Health)                                          5.500      07/01/2021           535,778
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Ellis Hospital)                                           5.600      08/01/2025            20,031
---------------------------------------------------------------------------------------------------------------------------
      6,790,000   NYS DA (Frances Schervier Home & Hospital
                  Obligated Group)                                                  5.500      07/01/2027         6,833,592
---------------------------------------------------------------------------------------------------------------------------
        940,000   NYS DA (Grace Manor Health Care Facility)                         6.150      07/01/2018           950,490
---------------------------------------------------------------------------------------------------------------------------
      4,050,000   NYS DA (Health Quest Systems)                                     5.125      07/01/2037         4,151,048
---------------------------------------------------------------------------------------------------------------------------
      1,575,000   NYS DA (Health Quest Systems)                                     5.250      07/01/2027         1,656,176
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS DA (Health Quest Systems)                                     5.250      07/01/2027         2,839,158
---------------------------------------------------------------------------------------------------------------------------
      3,970,000   NYS DA (Hospital for Special Surgery) 5                           5.000      08/15/2033         4,078,659
---------------------------------------------------------------------------------------------------------------------------
    141,115,000   NYS DA (Insured Hospital) 5                                       5.529 3    08/15/2036        29,992,582
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Jones Memorial Hospital)                                  5.375      08/01/2034         1,026,560
---------------------------------------------------------------------------------------------------------------------------
      1,815,000   NYS DA (L.I. Jewish Medical Center)                               5.000      11/01/2026         1,818,739
---------------------------------------------------------------------------------------------------------------------------
      3,255,000   NYS DA (L.I. University)                                          5.125      09/01/2023         3,342,234
---------------------------------------------------------------------------------------------------------------------------
      1,335,000   NYS DA (L.I. University)                                          5.250      09/01/2028         1,339,753
---------------------------------------------------------------------------------------------------------------------------
        235,000   NYS DA (L.I. University)                                          5.250      09/01/2028           236,238


                         46 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,585,000   NYS DA (L.I. University)                                          5.500%     09/01/2020   $     1,644,929
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYS DA (Lakeside Memorial Hospital)                               6.000      02/01/2021            30,053
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.375      07/01/2020         1,717,456
---------------------------------------------------------------------------------------------------------------------------
        405,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.500      07/01/2030           396,661
---------------------------------------------------------------------------------------------------------------------------
      9,500,000   NYS DA (Maimonides Medical Center) 1                              5.500      08/01/2038         9,845,468
---------------------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Maimonides Medical Center)                                5.750      08/01/2035            20,034
---------------------------------------------------------------------------------------------------------------------------
      6,615,000   NYS DA (Manhattan College)                                        5.000      07/01/2041         6,315,407
---------------------------------------------------------------------------------------------------------------------------
      3,260,000   NYS DA (Manhattan College)                                        5.300      07/01/2037         3,291,003
---------------------------------------------------------------------------------------------------------------------------
     18,230,000   NYS DA (Memorial Sloan-Kettering)                                 5.000      07/01/2035        18,796,406
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Menorah Campus)                                           6.100      02/01/2037         1,021,800
---------------------------------------------------------------------------------------------------------------------------
     23,300,000   NYS DA (Menorah Home & Hospital) 1                                5.150      08/01/2038        23,847,084
---------------------------------------------------------------------------------------------------------------------------
     12,460,000   NYS DA (Menorah) 1                                                5.100      08/01/2028        12,806,949
---------------------------------------------------------------------------------------------------------------------------
     18,500,000   NYS DA (Mental Health Services Facilities) 1                      5.000      02/15/2023        18,838,088
---------------------------------------------------------------------------------------------------------------------------
     17,100,000   NYS DA (Mental Health Services Facilities)                        5.000      02/15/2030        17,589,060
---------------------------------------------------------------------------------------------------------------------------
      3,660,000   NYS DA (Mental Health Services Facilities)                        5.000      02/15/2033         3,740,081
---------------------------------------------------------------------------------------------------------------------------
     35,765,000   NYS DA (Mental Health Services Facilities)                        5.000      02/15/2035        36,634,447
---------------------------------------------------------------------------------------------------------------------------
     25,650,000   NYS DA (Mental Health Services Facilities) 1                      5.000      02/15/2037        26,147,676
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (Mental Health)                                            5.250      08/15/2031            15,547
---------------------------------------------------------------------------------------------------------------------------
        320,000   NYS DA (Mental Health)                                            5.750      02/15/2011           327,034
---------------------------------------------------------------------------------------------------------------------------
      3,800,000   NYS DA (Millard Fillmore Hospital) 5                              5.375      02/01/2032         3,880,902
---------------------------------------------------------------------------------------------------------------------------
      4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                       6.375      07/01/2029         4,200,653
---------------------------------------------------------------------------------------------------------------------------
      2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                       6.875      07/01/2019         2,557,356
---------------------------------------------------------------------------------------------------------------------------
      6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                       6.875      07/01/2025         7,158,890
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NYS DA (Montefiore Medical Center) 1                              5.750      08/01/2029        21,736,200
---------------------------------------------------------------------------------------------------------------------------
      1,750,000   NYS DA (Montefiore Medical Center)                                5.000      08/01/2033         1,797,688
---------------------------------------------------------------------------------------------------------------------------
     10,150,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                  Obligated Group)                                                  5.500      07/01/2026        10,206,333
---------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                  Obligated Group)                                                  6.000      07/01/2014         7,101,920
---------------------------------------------------------------------------------------------------------------------------
     25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                  Obligated Group)                                                  6.500      07/01/2025        26,303,361
---------------------------------------------------------------------------------------------------------------------------
      2,335,000   NYS DA (Mt. Sinai Hospital)                                       6.625      07/01/2019         2,452,474
---------------------------------------------------------------------------------------------------------------------------
     10,450,000   NYS DA (Mt. Sinai/NYU Health)                                     5.500      07/01/2026        10,482,395
---------------------------------------------------------------------------------------------------------------------------
      2,280,000   NYS DA (Mt. Sinai/NYU Health)                                     6.500      07/01/2017         2,395,208
---------------------------------------------------------------------------------------------------------------------------
      5,745,000   NYS DA (Mt. Sinai/NYU Health)                                     6.750      07/01/2020         6,043,855
---------------------------------------------------------------------------------------------------------------------------
     11,400,000   NYS DA (Municipal Health Facilities) 1,2                          5.000      01/15/2023        11,665,107
---------------------------------------------------------------------------------------------------------------------------
        905,000   NYS DA (New York & Presbyterian Hospital)                         5.000      08/01/2032           914,874
---------------------------------------------------------------------------------------------------------------------------
     16,000,000   NYS DA (New York Hospital Medical Center of
                  Queens)                                                           4.650      08/15/2027        16,111,680
---------------------------------------------------------------------------------------------------------------------------
     26,300,000   NYS DA (New York Hospital Medical Center of
                  Queens)                                                           4.750      02/15/2037        26,385,738
---------------------------------------------------------------------------------------------------------------------------
      6,950,000   NYS DA (New York Hospital Medical Center)                         5.600      02/15/2039         7,222,371
---------------------------------------------------------------------------------------------------------------------------
      2,265,000   NYS DA (New York Methodist Hospital)                              5.250      07/01/2033         2,189,349


                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    62,010,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center Obligated Group) 1,2                        4.121% 9   05/01/2033   $    55,986,349
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center) 1                                          4.319 9    05/01/2018         9,753,841
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2020         2,052,380
---------------------------------------------------------------------------------------------------------------------------
      5,800,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2026         5,812,470
---------------------------------------------------------------------------------------------------------------------------
      3,455,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2027         3,450,509
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2032         7,354,575
---------------------------------------------------------------------------------------------------------------------------
     25,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)                                            5.000      05/01/2037        24,286,500
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Norwegian Christian Home & Health
                  Center)                                                           5.200      08/01/2036         1,035,210
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (Norwegian Christian Home & Health
                  Center)                                                           6.100      08/01/2041         2,167,120
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                      5.000      11/01/2026         7,515,450
---------------------------------------------------------------------------------------------------------------------------
     24,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                      5.000      11/01/2034        23,814,872
---------------------------------------------------------------------------------------------------------------------------
      6,200,000   NYS DA (Nursing Home)                                             4.900      02/15/2041         6,251,956
---------------------------------------------------------------------------------------------------------------------------
      7,600,000   NYS DA (Nursing Home)                                             4.950      02/15/2045         7,689,148
---------------------------------------------------------------------------------------------------------------------------
     18,825,000   NYS DA (Nursing Homes) 1                                          5.300      02/01/2038        19,182,958
---------------------------------------------------------------------------------------------------------------------------
     40,320,000   NYS DA (NYU Hospital)                                             5.000      07/01/2036        36,106,157
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (NYU Hospitals Center)                                     5.000      07/01/2020         4,811,100
---------------------------------------------------------------------------------------------------------------------------
     11,100,000   NYS DA (NYU Hospitals Center)                                     5.000      07/01/2026        10,338,762
---------------------------------------------------------------------------------------------------------------------------
     20,580,000   NYS DA (NYU Hospitals Center)                                     5.000      07/01/2026        19,213,694
---------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYS DA (NYU Hospitals Center)                                     5.250      07/01/2024         3,467,340
---------------------------------------------------------------------------------------------------------------------------
        505,000   NYS DA (NYU)                                                      5.000      07/01/2041           513,009
---------------------------------------------------------------------------------------------------------------------------
      2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)                       5.000      11/01/2026         2,990,842
---------------------------------------------------------------------------------------------------------------------------
      5,150,000   NYS DA (Ozanam Hall of Queens Nursing Home)                       5.000      11/01/2031         5,221,997
---------------------------------------------------------------------------------------------------------------------------
      6,035,000   NYS DA (Providence Rest)                                          5.000      07/01/2035         5,060,529
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS DA (Providence Rest)                                          5.125      07/01/2030         2,354,778
---------------------------------------------------------------------------------------------------------------------------
      3,100,000   NYS DA (Providence Rest)                                          5.250      07/01/2025         2,848,652
---------------------------------------------------------------------------------------------------------------------------
      6,260,000   NYS DA (Rochester General Hospital)                               5.000      12/01/2025         6,215,804
---------------------------------------------------------------------------------------------------------------------------
     17,660,000   NYS DA (Rochester General Hospital)                               5.000      12/01/2035        16,941,238
---------------------------------------------------------------------------------------------------------------------------
        675,000   NYS DA (Sarah Neuman Nursing Home)                                5.450      08/01/2027           689,425
---------------------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (School Districts Financing Program), Series B             6.000      10/01/2022            55,010
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (School Districts Financing Program), Series B             6.000      10/01/2029            27,311
---------------------------------------------------------------------------------------------------------------------------
     20,520,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                           6.000      07/01/2030        20,950,510
---------------------------------------------------------------------------------------------------------------------------
      1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                  Group)                                                            5.100      07/01/2034         1,036,429
---------------------------------------------------------------------------------------------------------------------------
        415,000   NYS DA (Special Act School Districts) 5                           6.000      07/01/2019           415,913


                         48 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     2,470,000   NYS DA (St. Barnabas Hospital) 5                                  5.450%     08/01/2035   $     2,495,416
---------------------------------------------------------------------------------------------------------------------------
      1,005,000   NYS DA (St. Catherine of Siena Medical Center)                    6.000      07/01/2030         1,026,085
---------------------------------------------------------------------------------------------------------------------------
      1,750,000   NYS DA (St. Clare's Hospital)                                     5.300      02/15/2019         1,778,770
---------------------------------------------------------------------------------------------------------------------------
      2,970,000   NYS DA (St. Clare's Hospital)                                     5.400      02/15/2025         3,018,173
---------------------------------------------------------------------------------------------------------------------------
      2,580,000   NYS DA (St. James Mercy Hospital)                                 5.400      02/01/2038         2,634,902
---------------------------------------------------------------------------------------------------------------------------
    101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                             4.900      08/15/2031       103,184,480
---------------------------------------------------------------------------------------------------------------------------
      1,505,000   NYS DA (St. Thomas Aquinas College)                               5.250      07/01/2028         1,507,438
---------------------------------------------------------------------------------------------------------------------------
      3,910,000   NYS DA (St. Vincent DePaul Residence)                             5.300      07/01/2018         4,010,878
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   NYS DA (University of Rochester)                                  5.000      07/01/2039        20,633,200
---------------------------------------------------------------------------------------------------------------------------
     13,045,000   NYS DA (University of Rochester)                                  5.000      07/01/2039        13,458,005
---------------------------------------------------------------------------------------------------------------------------
      2,095,000   NYS DA (Vassar Brothers) 5                                        5.375      07/01/2025         2,139,603
---------------------------------------------------------------------------------------------------------------------------
     11,695,000   NYS DA (Vassar College)                                           5.000      07/01/2046        12,074,503
---------------------------------------------------------------------------------------------------------------------------
      7,055,000   NYS DA (White Plains Hospital)                                    5.375      02/15/2043         7,441,543
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYS DA (Willow Towers)                                            5.400      02/01/2034         2,618,050
---------------------------------------------------------------------------------------------------------------------------
     26,090,000   NYS DA (Wyckoff Heights Medical Center)                           5.300      08/15/2021        26,515,006
---------------------------------------------------------------------------------------------------------------------------
        715,000   NYS DA, Series B                                                  6.650      08/15/2030           773,201
---------------------------------------------------------------------------------------------------------------------------
        100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                  5.125      06/15/2031           103,127
---------------------------------------------------------------------------------------------------------------------------
      4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds)                  5.400      07/15/2021         4,304,746
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS EFC (NYS Water Services)                                      5.950      01/15/2020         7,909,425
---------------------------------------------------------------------------------------------------------------------------
      2,365,000   NYS EFC (NYS Water Services)                                      6.000      01/15/2031         2,443,636
---------------------------------------------------------------------------------------------------------------------------
         45,000   NYS EFC (United Waterworks)                                       5.150      03/01/2034            45,241
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                        7.129 8    04/01/2020         7,357,980
---------------------------------------------------------------------------------------------------------------------------
     16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                        8.043 8    07/01/2026        17,330,975
---------------------------------------------------------------------------------------------------------------------------
        235,000   NYS ERDA (Central Hudson Gas & Electric Co.)                      5.450      08/01/2027           243,545
---------------------------------------------------------------------------------------------------------------------------
        160,000   NYS ERDA (Corning Natural Gas)                                    8.250      12/01/2018           160,634
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS ERDA (LILCO)                                                  5.150      03/01/2016         5,038,750
---------------------------------------------------------------------------------------------------------------------------
     23,125,000   NYS ERDA (LILCO)                                                  5.300      11/01/2023        23,620,800
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYS ERDA (LILCO)                                                  5.300      10/01/2024           357,070
---------------------------------------------------------------------------------------------------------------------------
        100,000   NYS ERDA (LILCO)                                                  5.300      08/01/2025           101,884
---------------------------------------------------------------------------------------------------------------------------
         75,000   NYS ERDA (LILCO)                                                  5.300      08/01/2025            77,264
---------------------------------------------------------------------------------------------------------------------------
     13,940,000   NYS ERDA (Niagara Mohawk) 1                                       5.150      11/01/2025        14,377,577
---------------------------------------------------------------------------------------------------------------------------
     14,500,000   NYS ERDA (Rochester Gas & Electric) 1                             5.950      09/01/2033        14,961,535
---------------------------------------------------------------------------------------------------------------------------
      3,095,000   NYS HFA (Affordable Hsg.)                                         5.100      11/01/2028         3,077,111
---------------------------------------------------------------------------------------------------------------------------
      4,400,000   NYS HFA (Affordable Hsg.) 6                                       5.250      11/01/2027         4,418,128
---------------------------------------------------------------------------------------------------------------------------
      2,365,000   NYS HFA (Affordable Hsg.)                                         5.250      11/01/2038         2,310,085
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   NYS HFA (Affordable Hsg.) 6                                       5.300      11/01/2037         3,996,720
---------------------------------------------------------------------------------------------------------------------------
      5,220,000   NYS HFA (Affordable Hsg.) 6                                       5.450      11/01/2045         5,186,435
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS HFA (Children's Rescue)                                       7.625      05/01/2018         2,701,350
---------------------------------------------------------------------------------------------------------------------------
        995,000   NYS HFA (Crotona Estates Apartments)                              4.950      08/15/2038           950,444
---------------------------------------------------------------------------------------------------------------------------
        995,000   NYS HFA (Friendship)                                              5.100      08/15/2041           967,657
---------------------------------------------------------------------------------------------------------------------------
         15,000   NYS HFA (General Hsg.)                                            6.600      11/01/2008            15,366


                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,520,000   NYS HFA (Golden Age Apartments)                                   5.000%     02/15/2037   $     1,464,626
---------------------------------------------------------------------------------------------------------------------------
      5,960,000   NYS HFA (Highland Avenue Senior Apartments)                       5.000      02/15/2039         5,901,115
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS HFA (Horizons at Wawayanda)                                   5.350      06/01/2025         5,070,900
---------------------------------------------------------------------------------------------------------------------------
     10,570,000   NYS HFA (Hospital & Nursing Home)                                 5.150      11/01/2016        10,627,924
---------------------------------------------------------------------------------------------------------------------------
      1,645,000   NYS HFA (Kensico Terrace Apartments)                              4.900      02/15/2038         1,551,613
---------------------------------------------------------------------------------------------------------------------------
        950,000   NYS HFA (Kensico Terrace Apartments)                              4.950      02/15/2038           907,744
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Meadow Manor)                                            7.750      11/01/2019             5,093
---------------------------------------------------------------------------------------------------------------------------
      3,980,000   NYS HFA (Multifamily Hsg.)                                        4.850      02/15/2038         3,714,574
---------------------------------------------------------------------------------------------------------------------------
      3,400,000   NYS HFA (Multifamily Hsg.)                                        4.850      11/01/2040         3,145,544
---------------------------------------------------------------------------------------------------------------------------
        745,000   NYS HFA (Multifamily Hsg.)                                        5.250      11/15/2028           747,809
---------------------------------------------------------------------------------------------------------------------------
      1,340,000   NYS HFA (Multifamily Hsg.)                                        5.300      08/15/2024         1,351,604
---------------------------------------------------------------------------------------------------------------------------
      1,700,000   NYS HFA (Multifamily Hsg.)                                        5.300      11/15/2039         1,688,236
---------------------------------------------------------------------------------------------------------------------------
      1,070,000   NYS HFA (Multifamily Hsg.)                                        5.350      08/15/2020         1,096,889
---------------------------------------------------------------------------------------------------------------------------
      2,860,000   NYS HFA (Multifamily Hsg.)                                        5.350      08/15/2031         2,870,811
---------------------------------------------------------------------------------------------------------------------------
      2,080,000   NYS HFA (Multifamily Hsg.)                                        5.375      02/15/2035         2,088,466
---------------------------------------------------------------------------------------------------------------------------
      3,250,000   NYS HFA (Multifamily Hsg.)                                        5.450      08/15/2032         3,281,850
---------------------------------------------------------------------------------------------------------------------------
      2,075,000   NYS HFA (Multifamily Hsg.)                                        5.500      08/15/2030         2,085,230
---------------------------------------------------------------------------------------------------------------------------
      1,215,000   NYS HFA (Multifamily Hsg.)                                        5.550      08/15/2019         1,241,536
---------------------------------------------------------------------------------------------------------------------------
      1,385,000   NYS HFA (Multifamily Hsg.)                                        5.600      08/15/2019         1,415,969
---------------------------------------------------------------------------------------------------------------------------
      1,240,000   NYS HFA (Multifamily Hsg.)                                        5.600      02/15/2026         1,251,309
---------------------------------------------------------------------------------------------------------------------------
      1,730,000   NYS HFA (Multifamily Hsg.)                                        5.600      08/15/2033         1,760,638
---------------------------------------------------------------------------------------------------------------------------
      1,125,000   NYS HFA (Multifamily Hsg.)                                        5.650      08/15/2030         1,143,034
---------------------------------------------------------------------------------------------------------------------------
      3,200,000   NYS HFA (Multifamily Hsg.)                                        5.650      08/15/2030         3,251,296
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Multifamily Hsg.)                                        5.650      08/15/2031         1,014,910
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   NYS HFA (Multifamily Hsg.)                                        5.650      02/15/2034         1,719,627
---------------------------------------------------------------------------------------------------------------------------
      2,120,000   NYS HFA (Multifamily Hsg.)                                        5.700      08/15/2033         2,153,962
---------------------------------------------------------------------------------------------------------------------------
      1,285,000   NYS HFA (Multifamily Hsg.)                                        6.100      11/15/2036         1,329,050
---------------------------------------------------------------------------------------------------------------------------
      4,700,000   NYS HFA (Multifamily Hsg.)                                        6.125      08/15/2038         4,744,180
---------------------------------------------------------------------------------------------------------------------------
         25,000   NYS HFA (Multifamily Hsg.)                                        6.200      08/15/2016            25,227
---------------------------------------------------------------------------------------------------------------------------
        710,000   NYS HFA (Multifamily Hsg.)                                        6.250      02/15/2031           724,449
---------------------------------------------------------------------------------------------------------------------------
      1,255,000   NYS HFA (Multifamily Hsg.)                                        6.400      11/15/2027         1,268,454
---------------------------------------------------------------------------------------------------------------------------
      2,735,000   NYS HFA (Multifamily Hsg.) 5                                      6.700      08/15/2025         2,738,227
---------------------------------------------------------------------------------------------------------------------------
      5,480,000   NYS HFA (Multifamily Hsg.) 5                                      6.750      11/15/2036         5,571,406
---------------------------------------------------------------------------------------------------------------------------
        480,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2009           487,838
---------------------------------------------------------------------------------------------------------------------------
        525,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2010           533,573
---------------------------------------------------------------------------------------------------------------------------
        565,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2011           574,226
---------------------------------------------------------------------------------------------------------------------------
        605,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2012           614,880
---------------------------------------------------------------------------------------------------------------------------
        655,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2013           665,696
---------------------------------------------------------------------------------------------------------------------------
        780,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2014           792,737
---------------------------------------------------------------------------------------------------------------------------
        835,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2015           848,636
---------------------------------------------------------------------------------------------------------------------------
        900,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2016           914,697


                         50 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       990,000   NYS HFA (Nonprofit Hsg.)                                          8.400%     11/01/2017   $     1,006,167
---------------------------------------------------------------------------------------------------------------------------
      1,060,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2018         1,077,310
---------------------------------------------------------------------------------------------------------------------------
        460,000   NYS HFA (Nonprofit Hsg.)                                          8.400      11/01/2019           467,512
---------------------------------------------------------------------------------------------------------------------------
      1,490,000   NYS HFA (North Street)                                            5.050      08/15/2039         1,440,830
---------------------------------------------------------------------------------------------------------------------------
      4,695,000   NYS HFA (Phillips Village)                                        7.750      08/15/2017         4,778,571
---------------------------------------------------------------------------------------------------------------------------
      4,200,000   NYS HFA (Senior Devel. Hsg.)                                      5.400      11/15/2042         4,163,838
---------------------------------------------------------------------------------------------------------------------------
         70,000   NYS HFA (Service Contract)                                        5.375      03/15/2023            70,102
---------------------------------------------------------------------------------------------------------------------------
      5,600,000   NYS HFA (Service Contract)                                        5.500      09/15/2022         5,677,336
---------------------------------------------------------------------------------------------------------------------------
      5,525,000   NYS HFA (Service Contract)                                        5.500      03/15/2025         5,599,809
---------------------------------------------------------------------------------------------------------------------------
        255,000   NYS HFA (Service Contract) 5                                      6.500      03/15/2025           255,337
---------------------------------------------------------------------------------------------------------------------------
        160,000   NYS HFA (Shorehill Hsg.)                                          7.500      05/01/2008           160,166
---------------------------------------------------------------------------------------------------------------------------
      1,540,000   NYS HFA (Tiffany Gardens)                                         4.900      08/15/2025         1,519,349
---------------------------------------------------------------------------------------------------------------------------
      3,210,000   NYS HFA (Tiffany Gardens)                                         5.125      08/15/2037         3,146,057
---------------------------------------------------------------------------------------------------------------------------
        230,000   NYS LGSC (SCSB) 2                                                 7.250      12/15/2011           233,839
---------------------------------------------------------------------------------------------------------------------------
        810,000   NYS LGSC (SCSB) 2                                                 7.375      12/15/2016           819,258
---------------------------------------------------------------------------------------------------------------------------
        980,000   NYS LGSC (SCSB) 2                                                 7.750      12/15/2021         1,001,981
---------------------------------------------------------------------------------------------------------------------------
        960,000   NYS Medcare (Hospital & Nursing Home)                             6.300      08/15/2023           961,949
---------------------------------------------------------------------------------------------------------------------------
        740,000   NYS Medcare (Hospital & Nursing Home)                             6.375      08/15/2033           741,547
---------------------------------------------------------------------------------------------------------------------------
        270,000   NYS Medcare (Hospital & Nursing Home)                             7.400      11/01/2016           271,280
---------------------------------------------------------------------------------------------------------------------------
        195,000   NYS Medcare (Hospital & Nursing Home)                             9.375      11/01/2016           197,929
---------------------------------------------------------------------------------------------------------------------------
         30,000   NYS Medcare (M.G. Nursing Home)                                   6.200      02/15/2015            30,068
---------------------------------------------------------------------------------------------------------------------------
      1,670,000   NYS Medcare (M.G. Nursing Home)                                   6.375      02/15/2035         1,673,407
---------------------------------------------------------------------------------------------------------------------------
        350,000   NYS Medcare (Montefiore Medical Center)                           5.750      02/15/2025           357,805
---------------------------------------------------------------------------------------------------------------------------
      5,875,000   NYS Medcare (St. Peter's Hospital) 5                              5.375      11/01/2020         5,900,850
---------------------------------------------------------------------------------------------------------------------------
          5,000   NYS UDC (Correctional Facilities)                                 6.309 3    01/01/2013             3,926
---------------------------------------------------------------------------------------------------------------------------
      5,480,000   Oneida County, NY IDA (Bonide Products)                           6.250      11/01/2018         5,286,885
---------------------------------------------------------------------------------------------------------------------------
        830,000   Oneida County, NY IDA (Civic Facilities-Mohawk
                  Valley)                                                           5.000      09/15/2035           633,356
---------------------------------------------------------------------------------------------------------------------------
        450,000   Oneida County, NY IDA (Mohawk Valley
                  Handicapped Services)                                             5.300      03/15/2019           412,988
---------------------------------------------------------------------------------------------------------------------------
        840,000   Oneida County, NY IDA (Mohawk Valley
                  Handicapped Services)                                             5.350      03/15/2029           706,238
---------------------------------------------------------------------------------------------------------------------------
      1,190,000   Oneida County, NY IDA (Presbyterian Home)                         5.250      03/01/2019         1,203,566
---------------------------------------------------------------------------------------------------------------------------
      1,015,000   Oneida County, NY IDA (Presbyterian Home)                         6.100      06/01/2020         1,065,983
---------------------------------------------------------------------------------------------------------------------------
      3,990,000   Onondaga County, NY IDA (Air Cargo)                               6.125      01/01/2032         4,042,149
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   Onondaga County, NY IDA (Air Cargo)                               7.250      01/01/2032         2,078,680
---------------------------------------------------------------------------------------------------------------------------
      2,200,000   Onondaga County, NY IDA (Anheuser-Busch)                          4.950      07/01/2036         2,060,454
---------------------------------------------------------------------------------------------------------------------------
        435,000   Onondaga County, NY IDA (Coltec Industries)                       7.250      06/01/2008           436,153
---------------------------------------------------------------------------------------------------------------------------
        770,000   Onondaga County, NY IDA (Coltec Industries)                       9.875      10/01/2010           779,163
---------------------------------------------------------------------------------------------------------------------------
      1,235,000   Onondaga County, NY IDA (Community General
                  Hospital)                                                         5.500      11/01/2018         1,208,312


                         51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     6,485,000   Onondaga County, NY IDA (Community General
                  Hospital) 5                                                       6.625%     01/01/2018   $     6,510,227
---------------------------------------------------------------------------------------------------------------------------
      4,710,000   Onondaga County, NY IDA (Le Moyne College)                        5.625      12/01/2021         4,847,014
---------------------------------------------------------------------------------------------------------------------------
      9,600,000   Onondaga County, NY IDA (Solvay Paperboard)                       6.800      11/01/2014         9,828,864
---------------------------------------------------------------------------------------------------------------------------
     67,200,000   Onondaga County, NY IDA (Solvay Paperboard)                       7.000      11/01/2030        68,884,704
---------------------------------------------------------------------------------------------------------------------------
        500,000   Onondaga County, NY IDA Sewage Waste Facilities
                  (Anheuser-Busch Companies)                                        6.250      12/01/2034           514,160
---------------------------------------------------------------------------------------------------------------------------
     49,164,598   Onondaga County, NY Res Rec                                       0.000 7    05/01/2022        29,759,331
---------------------------------------------------------------------------------------------------------------------------
     41,580,000   Onondaga County, NY Res Rec                                       5.000      05/01/2015        39,280,210
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County, NY IDA (Arden Hill Life Care Center)               7.000      08/01/2021         2,576,975
---------------------------------------------------------------------------------------------------------------------------
      2,325,000   Orange County, NY IDA (Arden Hill Life Care Center)               7.000      08/01/2031         2,381,265
---------------------------------------------------------------------------------------------------------------------------
      2,090,000   Orange County, NY IDA (Arden Hill Life Care Center)               7.000      08/01/2031         2,140,578
---------------------------------------------------------------------------------------------------------------------------
      2,705,000   Orange County, NY IDA (Glen Arden)                                5.625      01/01/2018         2,662,423
---------------------------------------------------------------------------------------------------------------------------
      5,590,000   Orange County, NY IDA (Glen Arden)                                5.700      01/01/2028         5,220,613
---------------------------------------------------------------------------------------------------------------------------
      2,685,000   Orange County, NY IDA (Kingston Manufacturing) 2,10,11            8.000      11/01/2017           375,900
---------------------------------------------------------------------------------------------------------------------------
        250,000   Orange County, NY IDA (Orange Mental Retardation
                  Properties)                                                       7.800      07/01/2011           250,800
---------------------------------------------------------------------------------------------------------------------------
      1,715,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)                                                  5.375      12/01/2021         1,756,160
---------------------------------------------------------------------------------------------------------------------------
      6,330,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)                                                  5.375      12/01/2026         6,410,075
---------------------------------------------------------------------------------------------------------------------------
      2,235,000   Orange County, NY IDA (St. Luke's Cornwall Hospital
                  Obligated Group)                                                  5.375      12/01/2026         2,263,273
---------------------------------------------------------------------------------------------------------------------------
      7,435,000   Orange County, NY IDA (Tuxedo Place) 2                            7.000      08/01/2032         5,332,605
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County, NY IDA (Tuxedo Place) 2                            7.000      08/01/2033         1,790,450
---------------------------------------------------------------------------------------------------------------------------
      2,755,000   Oswego County, NY IDA (Bishop's Common)                           5.375      02/01/2049         2,827,870
---------------------------------------------------------------------------------------------------------------------------
      3,260,000   Oswego County, NY IDA (Seneca Hill Manor)                         5.650      08/01/2037         3,329,992
---------------------------------------------------------------------------------------------------------------------------
      6,870,000   Otsego County, NY IDA (Hartwick College)                          5.900      07/01/2022         6,933,341
---------------------------------------------------------------------------------------------------------------------------
      1,350,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2013         1,401,327
---------------------------------------------------------------------------------------------------------------------------
      1,435,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2014         1,486,646
---------------------------------------------------------------------------------------------------------------------------
      1,520,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2015         1,566,086
---------------------------------------------------------------------------------------------------------------------------
      1,610,000   Otsego County, NY IDA (Hartwick College)                          6.000      07/01/2016         1,652,987
---------------------------------------------------------------------------------------------------------------------------
      3,030,000   Otsego County, NY IDA (Mary Imogene Bassett
                  Hospital)                                                         5.350      11/01/2020         3,109,598
---------------------------------------------------------------------------------------------------------------------------
     12,635,000   Peekskill, NY IDA (Drum Hill)                                     6.375      10/01/2028        11,503,915
---------------------------------------------------------------------------------------------------------------------------
      2,055,000   Penfield-Crown Oak, NY Hsg. Devel. Corp. (Crown
                  Oak Apartments)                                                   4.875      12/01/2038         2,025,840
---------------------------------------------------------------------------------------------------------------------------
      1,150,000   Port Authority NY/NJ (Continental Airlines)                       9.000      12/01/2010         1,167,250
---------------------------------------------------------------------------------------------------------------------------
     50,775,000   Port Authority NY/NJ (Continental Airlines)                       9.125      12/01/2015        52,643,520
---------------------------------------------------------------------------------------------------------------------------
      3,195,000   Port Authority NY/NJ (Delta Air Lines) 2                          6.950      06/01/2008         3,201,390
---------------------------------------------------------------------------------------------------------------------------
     15,640,000   Port Authority NY/NJ (JFK International Air Terminal) 5           5.750      12/01/2022        15,973,132
---------------------------------------------------------------------------------------------------------------------------
     28,580,000   Port Authority NY/NJ (JFK International Air Terminal) 5           5.750      12/01/2025        28,619,155
---------------------------------------------------------------------------------------------------------------------------
      2,625,000   Port Authority NY/NJ (JFK International Air Terminal)             5.900      12/01/2017         2,681,490


                         52 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     7,410,000   Port Authority NY/NJ (KIAC)                                       6.750%     10/01/2011   $     7,429,340
---------------------------------------------------------------------------------------------------------------------------
     46,775,000   Port Authority NY/NJ (KIAC)                                       6.750      10/01/2019        46,890,067
---------------------------------------------------------------------------------------------------------------------------
        425,000   Port Authority NY/NJ, 122nd Series                                5.000      07/15/2018           431,133
---------------------------------------------------------------------------------------------------------------------------
         35,000   Port Authority NY/NJ, 122nd Series                                5.000      07/15/2026            35,198
---------------------------------------------------------------------------------------------------------------------------
        520,000   Port Authority NY/NJ, 122nd Series                                5.125      01/15/2036           521,768
---------------------------------------------------------------------------------------------------------------------------
        745,000   Port Authority NY/NJ, 124th Series                                5.000      08/01/2019           756,101
---------------------------------------------------------------------------------------------------------------------------
      9,810,000   Port Authority NY/NJ, 124th Series                                5.000      08/01/2036         9,812,845
---------------------------------------------------------------------------------------------------------------------------
        245,000   Port Authority NY/NJ, 126th Series                                5.125      11/15/2028           248,374
---------------------------------------------------------------------------------------------------------------------------
        240,000   Port Authority NY/NJ, 126th Series                                5.125      11/15/2030           242,518
---------------------------------------------------------------------------------------------------------------------------
      1,145,000   Port Authority NY/NJ, 127th Series                                5.125      06/15/2037         1,153,416
---------------------------------------------------------------------------------------------------------------------------
         50,000   Port Authority NY/NJ, 127th Series                                5.200      12/15/2027            51,098
---------------------------------------------------------------------------------------------------------------------------
      7,070,000   Port Authority NY/NJ, 127th Series                                5.250      12/15/2032         7,189,695
---------------------------------------------------------------------------------------------------------------------------
        495,000   Port Authority NY/NJ, 132nd Series                                5.000      09/01/2026           511,954
---------------------------------------------------------------------------------------------------------------------------
     80,000,000   Port Authority NY/NJ, 135th Series 1                              5.000      03/15/2039        82,183,200
---------------------------------------------------------------------------------------------------------------------------
     17,855,000   Port Authority NY/NJ, 136th Series                                5.125      05/01/2034        18,044,442
---------------------------------------------------------------------------------------------------------------------------
     19,175,000   Port Authority NY/NJ, 136th Series                                5.375      11/01/2028        19,941,425
---------------------------------------------------------------------------------------------------------------------------
     22,855,000   Port Authority NY/NJ, 136th Series                                5.500      11/01/2029        23,925,757
---------------------------------------------------------------------------------------------------------------------------
      1,430,000   Port Authority NY/NJ, 137th Series                                5.125      07/15/2030         1,454,196
---------------------------------------------------------------------------------------------------------------------------
     26,000,000   Port Authority NY/NJ, 138th Series                                4.750      12/01/2034        24,828,440
---------------------------------------------------------------------------------------------------------------------------
     27,255,000   Port Authority NY/NJ, 141st Series                                4.500      09/01/2029        25,292,367
---------------------------------------------------------------------------------------------------------------------------
     47,910,000   Port Authority NY/NJ, 143rd Series                                5.000      10/01/2030        48,292,801
---------------------------------------------------------------------------------------------------------------------------
     27,535,000   Port Authority NY/NJ, 143rd Series                                5.000      04/01/2036        27,566,115
---------------------------------------------------------------------------------------------------------------------------
     14,350,000   Port Authority NY/NJ, 146th Series 5                              4.500      12/01/2023        14,046,067
---------------------------------------------------------------------------------------------------------------------------
     20,215,000   Port Authority NY/NJ, 146th Series                                4.500      12/01/2034        18,649,146
---------------------------------------------------------------------------------------------------------------------------
     26,110,000   Port Authority NY/NJ, 146th Series                                4.750      12/01/2027        26,075,535
---------------------------------------------------------------------------------------------------------------------------
     13,005,000   Port Authority NY/NJ, 147th Series                                4.750      10/15/2028        12,685,207
---------------------------------------------------------------------------------------------------------------------------
     19,705,000   Port Authority NY/NJ, 147th Series                                5.000      10/15/2027        19,922,543
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Port Authority NY/NJ, 147th Series                                5.000      10/15/2032        20,013,200
---------------------------------------------------------------------------------------------------------------------------
     12,000,000   Port Authority NY/NJ, 37th Series                                 5.250      07/15/2034        12,230,400
---------------------------------------------------------------------------------------------------------------------------
      2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
                  Corp.)                                                            6.000      08/01/2032         2,843,739
---------------------------------------------------------------------------------------------------------------------------
      1,990,000   Putnam County, NY IDA (Brewster Plastics)                         8.500      12/01/2016         2,005,562
---------------------------------------------------------------------------------------------------------------------------
      1,500,000   Rensselaer County, NY IDA (Franciscan Heights)                    5.375      12/01/2036         1,536,450
---------------------------------------------------------------------------------------------------------------------------
     27,455,000   Rensselaer County, NY IDA (Rensselaer Polytechnical
                  Institute)                                                        5.000      03/01/2036        28,109,527
---------------------------------------------------------------------------------------------------------------------------
      6,385,000   Rensselaer County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.625      06/01/2035         6,444,117
---------------------------------------------------------------------------------------------------------------------------
      7,300,000   Rensselaer County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.750      06/01/2043         7,388,719
---------------------------------------------------------------------------------------------------------------------------
     18,415,000   Rensselaer, NY Municipal Leasing Corp. (Rensselaer
                  County Nursing Home)                                              6.900      06/01/2024        18,555,322
---------------------------------------------------------------------------------------------------------------------------
      1,525,000   Riverhead, NY IDA (Michael Reilly Design)                         8.875      08/01/2021         1,552,450


                         53 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     5,365,000   Rochester, NY Hsg. Authority (Andrews Terrace
                  Apartments)                                                       4.600%     12/20/2026   $     5,053,079
---------------------------------------------------------------------------------------------------------------------------
      7,565,000   Rochester, NY Hsg. Authority (Andrews Terrace
                  Apartments)                                                       4.700      12/20/2038         6,879,006
---------------------------------------------------------------------------------------------------------------------------
     15,695,000   Rochester, NY Hsg. Authority (Andrews Terrace
                  Apartments)                                                       4.800      12/20/2048        14,090,657
---------------------------------------------------------------------------------------------------------------------------
      6,790,000   Rochester, NY Museum & Science Center                             6.125      12/01/2015         6,713,069
---------------------------------------------------------------------------------------------------------------------------
      1,195,000   Rockland County, NY IDA (Crystal Run Village/
                  Rockland County Assoc. for the Learning Disabled
                  Obligated Group)                                                  4.900      07/01/2021         1,113,812
---------------------------------------------------------------------------------------------------------------------------
      9,225,000   Rockland County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.625      08/15/2035         9,313,929
---------------------------------------------------------------------------------------------------------------------------
     10,095,000   Rockland County, NY Tobacco Asset Securitization
                  Corp. 1                                                           5.750      08/15/2043        10,222,512
---------------------------------------------------------------------------------------------------------------------------
     30,000,000   Rockland County, NY Tobacco Asset Securitization
                  Corp.                                                             5.875 3    08/15/2045         2,258,100
---------------------------------------------------------------------------------------------------------------------------
    441,000,000   Rockland County, NY Tobacco Asset Securitization
                  Corp.                                                             7.624 3    08/15/2060         8,048,250
---------------------------------------------------------------------------------------------------------------------------
         20,000   Sanford Town, NY GO                                               5.250      04/15/2015            21,412
---------------------------------------------------------------------------------------------------------------------------
         20,000   Sanford Town, NY GO                                               5.250      04/15/2016            21,444
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2017            26,643
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2018            26,488
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2019            26,363
---------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town, NY GO                                               5.250      04/15/2020            26,240
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2021            31,340
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2022            31,256
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2023            31,130
---------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town, NY GO                                               5.250      04/15/2024            31,005
---------------------------------------------------------------------------------------------------------------------------
         35,000   Sanford Town, NY GO                                               5.250      04/15/2025            36,004
---------------------------------------------------------------------------------------------------------------------------
         35,000   Sanford Town, NY GO                                               5.250      04/15/2026            35,835
---------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town, NY GO                                               5.250      04/15/2027            40,917
---------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town, NY GO                                               5.250      04/15/2028            40,780
---------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town, NY GO                                               5.250      04/15/2029            40,682
---------------------------------------------------------------------------------------------------------------------------
         45,000   Sanford Town, NY GO                                               5.250      04/15/2030            45,645
---------------------------------------------------------------------------------------------------------------------------
         45,000   Sanford Town, NY GO                                               5.250      04/15/2031            45,524
---------------------------------------------------------------------------------------------------------------------------
         50,000   Sanford Town, NY GO                                               5.250      04/15/2032            50,562
---------------------------------------------------------------------------------------------------------------------------
         50,000   Sanford Town, NY GO                                               5.250      04/15/2033            50,515
---------------------------------------------------------------------------------------------------------------------------
         55,000   Sanford Town, NY GO                                               5.250      04/15/2034            55,544
---------------------------------------------------------------------------------------------------------------------------
         60,000   Sanford Town, NY GO                                               5.250      04/15/2035            60,537
---------------------------------------------------------------------------------------------------------------------------
         60,000   Sanford Town, NY GO                                               5.250      04/15/2036            60,497
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                  Care/Benedict Community Health Center)                            5.125      12/01/2033         2,938,770
---------------------------------------------------------------------------------------------------------------------------
      1,635,000   Schenectady, NY IDA (Schaffer Heights Hsg.)                       6.000      11/01/2030         1,717,976


                         54 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     3,335,000   Schenectady, NY IDA (Union College)                               5.000%     07/01/2031   $     3,425,612
---------------------------------------------------------------------------------------------------------------------------
      3,405,000   Schenectady, NY Metroplex Devel. Authority, Series A              5.375      12/15/2021         3,552,062
---------------------------------------------------------------------------------------------------------------------------
        130,000   Schroon Lake, NY Fire District 2                                  7.250      03/01/2009           130,373
---------------------------------------------------------------------------------------------------------------------------
        175,000   Scotia, NY Hsg. Authority (Holyrood House)                        7.000      06/01/2009           176,145
---------------------------------------------------------------------------------------------------------------------------
      2,650,000   Seneca County, NY IDA (New York Chiropractic College)             5.000      10/01/2027         2,536,898
---------------------------------------------------------------------------------------------------------------------------
      2,480,000   SONYMA, Series 106                                                5.100      04/01/2023         2,498,352
---------------------------------------------------------------------------------------------------------------------------
     22,920,000   SONYMA, Series 106                                                5.250      04/01/2034        22,922,292
---------------------------------------------------------------------------------------------------------------------------
     32,440,000   SONYMA, Series 109 1                                              4.950      10/01/2034        30,980,200
---------------------------------------------------------------------------------------------------------------------------
      5,500,000   SONYMA, Series 130                                                4.650      04/01/2027         5,183,585
---------------------------------------------------------------------------------------------------------------------------
     14,865,000   SONYMA, Series 133                                                5.050      10/01/2026        14,854,892
---------------------------------------------------------------------------------------------------------------------------
     23,500,000   SONYMA, Series 137                                                4.700      10/01/2031        21,854,765
---------------------------------------------------------------------------------------------------------------------------
     23,290,000   SONYMA, Series 140                                                4.750      10/01/2037        21,860,926
---------------------------------------------------------------------------------------------------------------------------
      2,145,000   SONYMA, Series 143                                                4.750      10/01/2022         2,112,439
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   SONYMA, Series 143                                                4.850      10/01/2027         1,934,440
---------------------------------------------------------------------------------------------------------------------------
      2,375,000   SONYMA, Series 143                                                4.875      10/01/2030         2,283,254
---------------------------------------------------------------------------------------------------------------------------
     11,745,000   SONYMA, Series 143                                                4.900      10/01/2037        11,103,371
---------------------------------------------------------------------------------------------------------------------------
      2,700,000   SONYMA, Series 145                                                5.050      10/01/2029         2,673,405
---------------------------------------------------------------------------------------------------------------------------
      5,045,000   SONYMA, Series 145                                                5.125      10/01/2037         4,907,272
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   SONYMA, Series 148                                                5.150      10/01/2027         5,018,600
---------------------------------------------------------------------------------------------------------------------------
      6,370,000   SONYMA, Series 148                                                5.200      10/01/2032         6,347,514
---------------------------------------------------------------------------------------------------------------------------
      2,475,000   SONYMA, Series 29                                                 5.450      04/01/2031         2,489,504
---------------------------------------------------------------------------------------------------------------------------
     19,525,000   SONYMA, Series 29                                                 5.450      10/01/2031        20,710,363
---------------------------------------------------------------------------------------------------------------------------
      7,215,000   SONYMA, Series 35                                                 4.800      10/01/2030         6,847,757
---------------------------------------------------------------------------------------------------------------------------
         25,000   SONYMA, Series 67                                                 5.700      10/01/2017            25,394
---------------------------------------------------------------------------------------------------------------------------
      8,460,000   SONYMA, Series 67                                                 5.800      10/01/2028         8,552,891
---------------------------------------------------------------------------------------------------------------------------
      3,535,000   SONYMA, Series 69                                                 5.400      10/01/2019         3,573,850
---------------------------------------------------------------------------------------------------------------------------
      7,865,000   SONYMA, Series 69                                                 5.500      10/01/2028         8,009,873
---------------------------------------------------------------------------------------------------------------------------
     18,000,000   SONYMA, Series 71 1                                               5.400      04/01/2029        18,249,390
---------------------------------------------------------------------------------------------------------------------------
         30,000   SONYMA, Series 71                                                 5.400      04/01/2029            30,416
---------------------------------------------------------------------------------------------------------------------------
     11,610,000   SONYMA, Series 71                                                 5.400      04/01/2029        11,770,915
---------------------------------------------------------------------------------------------------------------------------
         30,000   SONYMA, Series 73                                                 5.250      10/01/2017            30,413
---------------------------------------------------------------------------------------------------------------------------
     22,000,000   SONYMA, Series 73-A 1                                             5.300      10/01/2028        22,104,060
---------------------------------------------------------------------------------------------------------------------------
      1,840,000   SONYMA, Series 73-A                                               5.300      10/01/2028         1,848,703
---------------------------------------------------------------------------------------------------------------------------
        285,000   SONYMA, Series 77                                                 5.150      04/01/2029           285,177
---------------------------------------------------------------------------------------------------------------------------
     10,175,000   SONYMA, Series 79                                                 5.300      04/01/2029        10,348,179
---------------------------------------------------------------------------------------------------------------------------
        465,000   SONYMA, Series 82                                                 5.650      04/01/2030           486,357
---------------------------------------------------------------------------------------------------------------------------
      5,145,000   SONYMA, Series 97                                                 5.500      04/01/2031         5,187,858
---------------------------------------------------------------------------------------------------------------------------
      7,125,000   St. Lawrence County, NY IDA (Clarkson University)                 5.000      07/01/2031         7,339,605
---------------------------------------------------------------------------------------------------------------------------
      4,360,000   St. Lawrence County, NY IDA (Curran Renewable Energy)             7.250      12/01/2029         4,363,314


                         55 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,150,000   Suffolk County, NY IDA (ACLD)                                     6.000%     12/01/2019   $     1,125,459
---------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County, NY IDA (ALIA-ACDS)                                7.125      06/01/2017           514,572
---------------------------------------------------------------------------------------------------------------------------
      2,225,000   Suffolk County, NY IDA (ALIA-ACLD)                                5.950      10/01/2021         2,099,199
---------------------------------------------------------------------------------------------------------------------------
        285,000   Suffolk County, NY IDA (ALIA-ACLD)                                6.375      06/01/2014           286,687
---------------------------------------------------------------------------------------------------------------------------
      1,070,000   Suffolk County, NY IDA (ALIA-ACLD)                                6.500      03/01/2018         1,077,137
---------------------------------------------------------------------------------------------------------------------------
        675,000   Suffolk County, NY IDA (ALIA-ACLD)                                7.500      09/01/2015           704,160
---------------------------------------------------------------------------------------------------------------------------
        235,000   Suffolk County, NY IDA (ALIA-ADD)                                 6.950      12/01/2014           244,438
---------------------------------------------------------------------------------------------------------------------------
        450,000   Suffolk County, NY IDA (ALIA-ADD)                                 7.125      06/01/2017           467,793
---------------------------------------------------------------------------------------------------------------------------
        345,000   Suffolk County, NY IDA (ALIA-ADD)                                 7.500      09/01/2015           359,904
---------------------------------------------------------------------------------------------------------------------------
        845,000   Suffolk County, NY IDA (ALIA-Adelante)                            6.500      11/01/2037           830,846
---------------------------------------------------------------------------------------------------------------------------
      1,310,000   Suffolk County, NY IDA (ALIA-Civic Facility)                      5.950      11/01/2022         1,292,774
---------------------------------------------------------------------------------------------------------------------------
      3,220,000   Suffolk County, NY IDA (ALIA-DDI)                                 5.950      10/01/2021         3,037,941
---------------------------------------------------------------------------------------------------------------------------
      1,110,000   Suffolk County, NY IDA (ALIA-DDI)                                 6.375      06/01/2014         1,116,571
---------------------------------------------------------------------------------------------------------------------------
        100,000   Suffolk County, NY IDA (ALIA-DDI)                                 7.500      09/01/2015           104,320
---------------------------------------------------------------------------------------------------------------------------
        845,000   Suffolk County, NY IDA (ALIA-FREE)                                5.950      10/01/2021           797,224
---------------------------------------------------------------------------------------------------------------------------
        630,000   Suffolk County, NY IDA (ALIA-FREE)                                6.375      06/01/2014           633,730
---------------------------------------------------------------------------------------------------------------------------
      1,450,000   Suffolk County, NY IDA (ALIA-FREE)                                6.950      12/01/2014         1,508,232
---------------------------------------------------------------------------------------------------------------------------
      3,620,000   Suffolk County, NY IDA (ALIA-FREE)                                7.125      06/01/2017         3,763,135
---------------------------------------------------------------------------------------------------------------------------
        610,000   Suffolk County, NY IDA (ALIA-IGHL)                                5.950      10/01/2021           575,511
---------------------------------------------------------------------------------------------------------------------------
        775,000   Suffolk County, NY IDA (ALIA-IGHL)                                5.950      11/01/2022           764,809
---------------------------------------------------------------------------------------------------------------------------
        380,000   Suffolk County, NY IDA (ALIA-IGHL)                                6.000      10/01/2031           351,253
---------------------------------------------------------------------------------------------------------------------------
        505,000   Suffolk County, NY IDA (ALIA-IGHL)                                6.375      06/01/2014           507,990
---------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County, NY IDA (ALIA-IGHL)                                6.950      12/01/2014           514,879
---------------------------------------------------------------------------------------------------------------------------
      1,040,000   Suffolk County, NY IDA (ALIA-IGHL)                                7.125      06/01/2017         1,081,122
---------------------------------------------------------------------------------------------------------------------------
      1,945,000   Suffolk County, NY IDA (ALIA-IGHL)                                7.250      12/01/2033         1,993,003
---------------------------------------------------------------------------------------------------------------------------
        215,000   Suffolk County, NY IDA (ALIA-IGHL)                                7.500      09/01/2015           224,288
---------------------------------------------------------------------------------------------------------------------------
        295,000   Suffolk County, NY IDA (ALIA- LIHIA)                              6.375      06/01/2014           296,746
---------------------------------------------------------------------------------------------------------------------------
        590,000   Suffolk County, NY IDA (ALIA- LIHIA)                              6.950      12/01/2014           613,694
---------------------------------------------------------------------------------------------------------------------------
        220,000   Suffolk County, NY IDA (ALIA- LIHIA)                              7.500      09/01/2015           229,504
---------------------------------------------------------------------------------------------------------------------------
      2,085,000   Suffolk County, NY IDA (ALIA-LIHIA)                               5.950      11/01/2022         2,057,582
---------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County, NY IDA (ALIA-MCH)                                 6.375      06/01/2014           497,930
---------------------------------------------------------------------------------------------------------------------------
      1,370,000   Suffolk County, NY IDA (ALIA-MCH)                                 6.950      12/01/2014         1,425,019
---------------------------------------------------------------------------------------------------------------------------
      1,270,000   Suffolk County, NY IDA (ALIA-MCH)                                 7.125      06/01/2017         1,320,216
---------------------------------------------------------------------------------------------------------------------------
        825,000   Suffolk County, NY IDA (ALIA-NYS ARC)                             5.950      11/01/2022           814,151
---------------------------------------------------------------------------------------------------------------------------
        670,000   Suffolk County, NY IDA (ALIA-NYS ARC)                             7.500      09/01/2015           698,944
---------------------------------------------------------------------------------------------------------------------------
        360,000   Suffolk County, NY IDA (ALIA-Pederson-Krag Center)                8.375      06/01/2016           379,688
---------------------------------------------------------------------------------------------------------------------------
        540,000   Suffolk County, NY IDA (ALIA-SMCFS)                               7.500      09/01/2015           563,328
---------------------------------------------------------------------------------------------------------------------------
        640,000   Suffolk County, NY IDA (ALIA-Suffolk Hostels)                     7.500      09/01/2015           667,648
---------------------------------------------------------------------------------------------------------------------------
      2,005,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              5.950      10/01/2021         1,891,637
---------------------------------------------------------------------------------------------------------------------------
        210,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              6.375      06/01/2014           211,243
---------------------------------------------------------------------------------------------------------------------------
        860,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              6.950      12/01/2014           894,538


                         56 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       730,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              7.000%     06/01/2016   $       757,017
---------------------------------------------------------------------------------------------------------------------------
        445,000   Suffolk County, NY IDA (ALIA-UCPAGS)                              7.500      09/01/2015           464,224
---------------------------------------------------------------------------------------------------------------------------
      3,530,000   Suffolk County, NY IDA (ALIA-UVBH)                                6.500      11/01/2037         3,470,873
---------------------------------------------------------------------------------------------------------------------------
        800,000   Suffolk County, NY IDA (ALIA-WORCA)                               5.950      11/01/2022           789,480
---------------------------------------------------------------------------------------------------------------------------
        305,000   Suffolk County, NY IDA (ALIA-WORCA)                               6.950      12/01/2014           317,249
---------------------------------------------------------------------------------------------------------------------------
        795,000   Suffolk County, NY IDA (ALIA-WORCA)                               7.125      06/01/2017           826,434
---------------------------------------------------------------------------------------------------------------------------
        530,000   Suffolk County, NY IDA (ALIA-WORCA)                               7.500      09/01/2015           552,896
---------------------------------------------------------------------------------------------------------------------------
        710,000   Suffolk County, NY IDA (Catholic Charities)                       6.000      10/01/2020           685,058
---------------------------------------------------------------------------------------------------------------------------
        225,000   Suffolk County, NY IDA (DDI)                                      6.000      12/01/2019           220,199
---------------------------------------------------------------------------------------------------------------------------
        615,000   Suffolk County, NY IDA (DDI)                                      6.000      10/01/2020           593,395
---------------------------------------------------------------------------------------------------------------------------
        635,000   Suffolk County, NY IDA (DDI)                                      6.000      10/01/2020           612,692
---------------------------------------------------------------------------------------------------------------------------
        360,000   Suffolk County, NY IDA (DDI)                                      6.250      03/01/2009           361,037
---------------------------------------------------------------------------------------------------------------------------
      5,025,000   Suffolk County, NY IDA (DDI)                                      7.250      03/01/2024         5,210,573
---------------------------------------------------------------------------------------------------------------------------
      8,790,000   Suffolk County, NY IDA (DDI)                                      8.750      03/01/2023         9,167,882
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Suffolk County, NY IDA (Dowling College) 6                        5.000      06/01/2036         4,229,050
---------------------------------------------------------------------------------------------------------------------------
      3,135,000   Suffolk County, NY IDA (Dowling College)                          6.700      12/01/2020         3,165,127
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)       5.375      01/01/2027         2,699,670
---------------------------------------------------------------------------------------------------------------------------
      2,745,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)       5.500      01/01/2037         2,390,373
---------------------------------------------------------------------------------------------------------------------------
      1,640,000   Suffolk County, NY IDA (Family Residences)                        6.000      12/01/2019         1,605,002
---------------------------------------------------------------------------------------------------------------------------
      1,345,000   Suffolk County, NY IDA (Family Services League)                   5.000      11/01/2027         1,377,347
---------------------------------------------------------------------------------------------------------------------------
        830,000   Suffolk County, NY IDA (Family Services League)                   5.000      11/01/2034           843,728
---------------------------------------------------------------------------------------------------------------------------
        125,000   Suffolk County, NY IDA (Federation of Organizations)              7.625      04/01/2010           126,780
---------------------------------------------------------------------------------------------------------------------------
      2,195,000   Suffolk County, NY IDA (Federation of Organizations)              8.125      04/01/2030         2,235,915
---------------------------------------------------------------------------------------------------------------------------
      2,600,000   Suffolk County, NY IDA (Gurwin Jewish-Phase II)                   6.700      05/01/2039         2,707,328
---------------------------------------------------------------------------------------------------------------------------
      3,860,000   Suffolk County, NY IDA (Huntington First Aid Squad)               6.650      11/01/2017         3,906,899
---------------------------------------------------------------------------------------------------------------------------
        255,000   Suffolk County, NY IDA (Independent Group Home Living)            6.000      12/01/2019           249,558
---------------------------------------------------------------------------------------------------------------------------
      1,360,000   Suffolk County, NY IDA (Independent Group Home Living)            6.000      10/01/2020         1,312,223
---------------------------------------------------------------------------------------------------------------------------
      3,275,000   Suffolk County, NY IDA (Innovative Realty I)                      6.000      11/01/2037         3,127,003
---------------------------------------------------------------------------------------------------------------------------
      7,200,000   Suffolk County, NY IDA (Jefferson's Ferry)                        5.000      11/01/2028         6,628,104
---------------------------------------------------------------------------------------------------------------------------
     14,170,000   Suffolk County, NY IDA (Keyspan-Port Jefferson Center)            5.250      06/01/2027        14,175,951
---------------------------------------------------------------------------------------------------------------------------
      4,065,000   Suffolk County, NY IDA ( L.I. Network Community Services)         7.550      02/01/2034         4,006,789
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   Suffolk County, NY IDA (Medford Hamlet Assisted Living)           6.375      01/01/2039         7,592,480
---------------------------------------------------------------------------------------------------------------------------
      1,865,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)       6.750      11/01/2036         1,765,428


                         57 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       635,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)       6.750%     11/01/2036   $       601,097
---------------------------------------------------------------------------------------------------------------------------
      2,925,000   Suffolk County, NY IDA (New Interdisciplinary School)             6.750      12/01/2019         2,882,529
---------------------------------------------------------------------------------------------------------------------------
        450,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)        4.875      01/01/2008           450,000
---------------------------------------------------------------------------------------------------------------------------
      8,750,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)        5.300      01/01/2013         8,415,838
---------------------------------------------------------------------------------------------------------------------------
     18,925,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)        5.500      01/01/2023        17,395,671
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)          8.000      10/01/2020         1,069,630
---------------------------------------------------------------------------------------------------------------------------
      2,850,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)          8.000      10/01/2030         3,039,440
---------------------------------------------------------------------------------------------------------------------------
      4,800,000   Suffolk County, NY IDA (Pederson-Krager Center)                   7.200      02/01/2035         4,865,568
---------------------------------------------------------------------------------------------------------------------------
        145,000   Suffolk County, NY IDA (Pederson-Krager Center)                   7.625      04/01/2010           148,435
---------------------------------------------------------------------------------------------------------------------------
      2,545,000   Suffolk County, NY IDA (Pederson-Krager Center)                   8.125      04/01/2030         2,671,181
---------------------------------------------------------------------------------------------------------------------------
        930,000   Suffolk County, NY IDA (Special Needs Facilities Pooled
                  Program)                                                          5.250      07/01/2022           886,876
---------------------------------------------------------------------------------------------------------------------------
        150,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                  Rockville Center)                                                 7.000      04/01/2010           152,691
---------------------------------------------------------------------------------------------------------------------------
      2,595,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of
                  Rockville Center)                                                 8.000      04/01/2030         2,671,397
---------------------------------------------------------------------------------------------------------------------------
        535,000   Suffolk County, NY IDA (Suffolk Hotels)                           6.000      10/01/2020           516,205
---------------------------------------------------------------------------------------------------------------------------
      2,025,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)             6.000      12/01/2019         1,981,787
---------------------------------------------------------------------------------------------------------------------------
      3,325,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)             7.875      09/01/2041         3,336,737
---------------------------------------------------------------------------------------------------------------------------
      1,620,000   Suffolk County, NY IDA (Windmill Village)                         5.700      12/01/2026         1,676,441
---------------------------------------------------------------------------------------------------------------------------
      1,305,000   Suffolk County, NY IDA (Windmill Village)                         5.750      12/01/2031         1,347,138
---------------------------------------------------------------------------------------------------------------------------
        995,000   Suffolk County, NY IDA (WORCA)                                    6.000      10/01/2020           960,046
---------------------------------------------------------------------------------------------------------------------------
         50,000   Suffolk County, NY Water Authority                                5.125      06/01/2026            52,316
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Sullivan County, NY Community College COP 2                       5.750      08/15/2025         3,685,280
---------------------------------------------------------------------------------------------------------------------------
      4,355,000   Sullivan County, NY IDA (Center for Discovery)                    5.625      06/01/2013         4,238,068
---------------------------------------------------------------------------------------------------------------------------
     14,115,000   Sullivan County, NY IDA (Center for Discovery)                    5.875      07/01/2022        13,354,202
---------------------------------------------------------------------------------------------------------------------------
      6,400,000   Sullivan County, NY IDA (Center for Discovery)                    6.000      06/01/2019         6,178,944
---------------------------------------------------------------------------------------------------------------------------
     13,840,000   Sullivan County, NY IDA (Center for Discovery)                    6.000      07/01/2037        12,806,429
---------------------------------------------------------------------------------------------------------------------------
      4,800,000   Sullivan County, NY IDA (Center for Discovery)                    6.500      06/01/2025         4,733,232
---------------------------------------------------------------------------------------------------------------------------
      4,650,000   Sullivan County, NY IDA (Center for Discovery)                    6.950      02/01/2035         4,732,817
---------------------------------------------------------------------------------------------------------------------------
      1,915,000   Sullivan County, NY IDA (Center for Discovery)                    7.250      02/01/2012         1,947,153
---------------------------------------------------------------------------------------------------------------------------
      9,965,000   Sullivan County, NY IDA (Center for Discovery)                    7.750      02/01/2027        10,249,999
---------------------------------------------------------------------------------------------------------------------------
      8,350,000   Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)          7.250      06/01/2027         8,223,748
---------------------------------------------------------------------------------------------------------------------------
        122,500   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)      7.375      11/01/2008           121,402


                         58 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     6,995,000   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)      8.500%     11/01/2031   $     6,539,206
---------------------------------------------------------------------------------------------------------------------------
      6,590,000   Syracuse, NY Hsg. Authority (LRRHCF) 5                            5.800      08/01/2037         6,731,685
---------------------------------------------------------------------------------------------------------------------------
      2,435,000   Syracuse, NY Hsg. Authority (Pavilion on James)                   7.500      11/01/2042         2,227,757
---------------------------------------------------------------------------------------------------------------------------
      2,195,000   Syracuse, NY IDA (Anoplate Corp.)                                 8.000      11/01/2022         2,249,173
---------------------------------------------------------------------------------------------------------------------------
    168,000,000   Syracuse, NY IDA (Carousel Center)                                5.000      01/01/2036       164,772,720
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Syracuse, NY IDA (Crouse Irving Health Hospital)                  5.375      01/01/2023           873,000
---------------------------------------------------------------------------------------------------------------------------
     13,885,000   Syracuse, NY IDA (James Square)                                   7.197 3    08/01/2025         4,270,054
---------------------------------------------------------------------------------------------------------------------------
        725,000   Syracuse, NY IDA (Jewish Home of Central New York)                7.375      03/01/2021           752,246
---------------------------------------------------------------------------------------------------------------------------
      2,050,000   Syracuse, NY IDA (Jewish Home of Central New York)                7.375      03/01/2031         2,118,880
---------------------------------------------------------------------------------------------------------------------------
         75,000   Taconic Hills, NY Central School District at Craryville           5.000      06/15/2026            77,534
---------------------------------------------------------------------------------------------------------------------------
      3,750,000   Tompkins County, NY IDA (Ithacare Center)                         6.200      02/01/2037         3,832,013
---------------------------------------------------------------------------------------------------------------------------
         55,000   Tompkins, NY Health Care Corp. (Reconstruction Home)             10.800      02/01/2028            59,644
---------------------------------------------------------------------------------------------------------------------------
        435,000   Tonawanda, NY Senior Citizen Hsg. Corp.                           6.500      12/01/2010           438,680
---------------------------------------------------------------------------------------------------------------------------
     16,760,000   Triborough Bridge & Tunnel Authority 1                            5.000      01/01/2032        17,222,911
---------------------------------------------------------------------------------------------------------------------------
     33,060,000   Triborough Bridge & Tunnel Authority, Series A 1                  5.000      01/01/2027        33,859,556
---------------------------------------------------------------------------------------------------------------------------
    115,500,000   TSASC, Inc. (TFABs) 1                                             5.000      06/01/2034       109,111,118
---------------------------------------------------------------------------------------------------------------------------
    287,180,000   TSASC, Inc. (TFABs) 1                                             5.125      06/01/2042       273,942,949
---------------------------------------------------------------------------------------------------------------------------
      2,400,000   TSASC, Inc. (TFABs)                                               5.000      06/01/2026         2,321,640
---------------------------------------------------------------------------------------------------------------------------
     55,390,000   TSASC, Inc. (TFABs)                                               5.000      06/01/2034        52,325,825
---------------------------------------------------------------------------------------------------------------------------
     48,945,000   TSASC, Inc. (TFABs)                                               5.125      06/01/2042        46,672,484
---------------------------------------------------------------------------------------------------------------------------
        995,000   UCP/HCA of Chemung County, NY                                     6.600      08/01/2022         1,017,139
---------------------------------------------------------------------------------------------------------------------------
     13,200,000   Ulster County, NY IDA (Benedictine Hospital)                      6.500      11/01/2036        12,509,904
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   Ulster County, NY IDA (Brooklyn Bottling) 5                       8.600      06/30/2022         1,721,115
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Ulster County, NY IDA (Kingston Hospital)                         5.650      11/15/2024         4,096,040
---------------------------------------------------------------------------------------------------------------------------
      1,465,000   Ulster County, NY IDA (Mid-Hudson Family Health Services)         5.350      07/01/2023         1,486,653
---------------------------------------------------------------------------------------------------------------------------
        175,000   Ulster County, NY Res Rec                                         5.000      03/01/2019           180,975
---------------------------------------------------------------------------------------------------------------------------
        185,000   Ulster County, NY Res Rec                                         5.000      03/01/2020           190,297
---------------------------------------------------------------------------------------------------------------------------
      3,005,000   Ulster County, NY Tobacco Asset Securitization Corp.              0.000 7    06/01/2040         2,699,993
---------------------------------------------------------------------------------------------------------------------------
      2,935,000   Ulster County, NY Tobacco Asset Securitization Corp.              6.000      06/01/2040         3,004,970
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   Ulster County, NY Tobacco Asset Securitization Corp. 2            6.250      06/01/2025         2,270,939
---------------------------------------------------------------------------------------------------------------------------
        500,000   Utica, NY GO                                                      6.100      01/15/2013           534,360
---------------------------------------------------------------------------------------------------------------------------
      3,550,000   Utica, NY IDA (Utica College Civic Facility)                      6.850      12/01/2031         3,755,297
---------------------------------------------------------------------------------------------------------------------------
      2,455,000   Wayne County, NY IDA (ARC)                                        8.375      03/01/2018         2,458,707
---------------------------------------------------------------------------------------------------------------------------
         20,000   Westchester County, NY GO                                         5.375      12/15/2014            20,179
---------------------------------------------------------------------------------------------------------------------------
      4,300,000   Westchester County, NY Healthcare Corp., Series A                 5.875      11/01/2025         4,305,676
---------------------------------------------------------------------------------------------------------------------------
      1,870,000   Westchester County, NY IDA (Beth Abraham Hospital)                8.375      12/01/2025         1,903,006
---------------------------------------------------------------------------------------------------------------------------
         90,000   Westchester County, NY IDA (Children's Village)                   5.375      03/15/2019            88,367
---------------------------------------------------------------------------------------------------------------------------
      4,120,000   Westchester County, NY IDA (Children's Village) 5                 6.000      06/01/2022         4,127,334


                         59 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     1,215,000   Westchester County, NY IDA (Clearview School)                     7.250%     01/01/2035   $     1,223,359
---------------------------------------------------------------------------------------------------------------------------
      1,300,000   Westchester County, NY IDA (Guiding Eyes for the Blind)           5.375      08/01/2024         1,321,827
---------------------------------------------------------------------------------------------------------------------------
      2,000,000   Westchester County, NY IDA (Hebrew Hospital Senior Hsg.)          7.375      07/01/2030         2,088,760
---------------------------------------------------------------------------------------------------------------------------
      1,560,000   Westchester County, NY IDA (JDAM)                                 6.750      04/01/2016         1,565,585
---------------------------------------------------------------------------------------------------------------------------
      3,325,000   Westchester County, NY IDA (Lawrence Hospital)                    5.000      01/01/2028         3,181,194
---------------------------------------------------------------------------------------------------------------------------
        820,000   Westchester County, NY IDA (Lawrence Hospital)                    5.125      01/01/2018           825,412
---------------------------------------------------------------------------------------------------------------------------
      1,275,000   Westchester County, NY IDA (Living Independently for the
                  Elderly)                                                          5.375      08/20/2021         1,343,123
---------------------------------------------------------------------------------------------------------------------------
      3,035,000   Westchester County, NY IDA (Living Independently for the
                  Elderly)                                                          5.400      08/20/2032         3,143,046
 ---------------------------------------------------------------------------------------------------------------------------
      1,545,000   Westchester County, NY IDA (Rippowam-Cisqua School)               5.750      06/01/2029         1,503,223
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Westchester County, NY IDA (Schnurmacher Center)                  6.500      11/01/2013         1,029,400
---------------------------------------------------------------------------------------------------------------------------
      1,710,000   Westchester County, NY IDA (Schnurmacher Center)                  6.500      11/01/2033         1,732,367
---------------------------------------------------------------------------------------------------------------------------
        160,000   Westchester County, NY IDA (Westchester Airport Assoc.)           5.950      08/01/2024           160,726
---------------------------------------------------------------------------------------------------------------------------
        130,000   Westchester County, NY IDA (Westchester Resco Company)            5.500      07/01/2009           130,907
---------------------------------------------------------------------------------------------------------------------------
      2,590,000   Westchester County, NY IDA (Winward School)                       5.250      10/01/2031         2,586,296
---------------------------------------------------------------------------------------------------------------------------
     52,500,000   Westchester County, NY Tobacco Asset Securitization Corp. 1       5.125      06/01/2038        50,390,550
---------------------------------------------------------------------------------------------------------------------------
     52,670,000   Westchester County, NY Tobacco Asset Securitization Corp. 1       5.125      06/01/2045        49,994,488
---------------------------------------------------------------------------------------------------------------------------
     76,375,000   Westchester County, NY Tobacco Asset Securitization Corp.         0.000 7    07/15/2039        88,657,628
---------------------------------------------------------------------------------------------------------------------------
      7,400,000   Westchester County, NY Tobacco Asset Securitization Corp.         5.125      06/01/2038         7,102,668
---------------------------------------------------------------------------------------------------------------------------
      3,515,000   Yates County, NY IDA (SSMH)                                       5.650      02/01/2039         3,649,203
---------------------------------------------------------------------------------------------------------------------------
      4,500,000   Yonkers, NY GO                                                    5.000      08/01/2035         4,647,420
---------------------------------------------------------------------------------------------------------------------------
      4,685,000   Yonkers, NY IDA (Hudson Scenic Studio)                            6.625      11/01/2019         4,687,998
---------------------------------------------------------------------------------------------------------------------------
      4,445,000   Yonkers, NY IDA (Monastery Manor Associates)                      5.250      04/01/2037         4,508,830
---------------------------------------------------------------------------------------------------------------------------
      1,590,000   Yonkers, NY IDA (Philipsburgh Hall Associates)                    7.500      11/01/2030         1,336,236
---------------------------------------------------------------------------------------------------------------------------
        730,000   Yonkers, NY IDA (Sacred Heart Assoc.)                             4.800      10/01/2026           717,021
---------------------------------------------------------------------------------------------------------------------------
      2,355,000   Yonkers, NY IDA (Sacred Heart Assoc.) 5                           5.000      10/01/2037         2,322,501
---------------------------------------------------------------------------------------------------------------------------
      2,515,000   Yonkers, NY IDA (St. John's Riverside Hospital)                   7.125      07/01/2031         2,554,963
---------------------------------------------------------------------------------------------------------------------------
        900,000   Yonkers, NY IDA (St. Joseph's Hospital)                           5.900      03/01/2008           899,883
---------------------------------------------------------------------------------------------------------------------------
      2,270,000   Yonkers, NY IDA (St. Joseph's Hospital)                           8.500      12/30/2013         2,277,650
---------------------------------------------------------------------------------------------------------------------------
      3,055,000   Yonkers, NY IDA (Westchester School)                              8.750      12/30/2023         3,087,963
---------------------------------------------------------------------------------------------------------------------------
        800,000   Yonkers, NY Parking Authority                                     6.000      06/15/2018           821,632
---------------------------------------------------------------------------------------------------------------------------
      1,215,000   Yonkers, NY Parking Authority                                     6.000      06/15/2024         1,231,560
                                                                                                            ---------------
                                                                                                             10,326,287,426


                         60 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--23.3%
$     2,995,000   Guam EDA (Harmon Village Apartments) 2,10,11                      9.375%     11/01/2018   $            --
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Guam Education Financing Foundation COP                           5.000      10/01/2023         1,026,300
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Guam Government Waterworks Authority and
                  Wastewater System                                                 5.875      07/01/2035         3,086,010
---------------------------------------------------------------------------------------------------------------------------
        300,000   Guam Hsg. Corp. (Single Family Mtg.)                              5.750      09/01/2031           317,643
---------------------------------------------------------------------------------------------------------------------------
        290,000   Guam Power Authority, Series A                                    5.250      10/01/2023           280,178
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Guam Power Authority, Series A                                    5.250      10/01/2034        18,705,400
---------------------------------------------------------------------------------------------------------------------------
     27,800,000   Northern Mariana Islands Ports Authority, Series A                5.000      06/01/2030        24,916,306
---------------------------------------------------------------------------------------------------------------------------
     10,010,000   Northern Mariana Islands Ports Authority, Series A                6.250      03/15/2028         9,058,349
---------------------------------------------------------------------------------------------------------------------------
     18,185,000   Northern Mariana Islands Ports Authority, Series A                6.600      03/15/2028        20,585,602
---------------------------------------------------------------------------------------------------------------------------
        375,000   Puerto Rico Aqueduct & Sewer Authority                            5.000      07/01/2015           376,129
---------------------------------------------------------------------------------------------------------------------------
     55,200,000   Puerto Rico Children's Trust Fund (TASC)                          5.625      05/15/2043        54,321,216
---------------------------------------------------------------------------------------------------------------------------
    263,500,000   Puerto Rico Children's Trust Fund (TASC)                          6.600 3    05/15/2050        14,484,595
---------------------------------------------------------------------------------------------------------------------------
    745,000,000   Puerto Rico Children's Trust Fund (TASC)                          7.165 3    05/15/2055        25,233,150
---------------------------------------------------------------------------------------------------------------------------
     10,400,000   Puerto Rico Commonwealth                                          5.000      07/01/2031        10,167,976
---------------------------------------------------------------------------------------------------------------------------
     13,225,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2022        13,329,478
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2023         5,024,400
---------------------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2026            20,318
---------------------------------------------------------------------------------------------------------------------------
     14,000,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2027        13,836,760
---------------------------------------------------------------------------------------------------------------------------
     17,010,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2029        16,734,948
---------------------------------------------------------------------------------------------------------------------------
     22,550,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2033        21,808,782
---------------------------------------------------------------------------------------------------------------------------
     42,530,000   Puerto Rico Commonwealth GO                                       5.000      07/01/2035        41,081,854
---------------------------------------------------------------------------------------------------------------------------
      5,605,000   Puerto Rico Commonwealth GO                                       5.125      07/01/2031         5,552,089
---------------------------------------------------------------------------------------------------------------------------
      5,200,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2024         5,298,124
---------------------------------------------------------------------------------------------------------------------------
      7,395,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2026         7,488,547
---------------------------------------------------------------------------------------------------------------------------
      2,920,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2030         2,942,893
---------------------------------------------------------------------------------------------------------------------------
     14,500,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2031        14,591,640
---------------------------------------------------------------------------------------------------------------------------
     10,230,000   Puerto Rico Commonwealth GO                                       5.250      07/01/2034        10,248,926
---------------------------------------------------------------------------------------------------------------------------
     35,750,000   Puerto Rico Commonwealth GO 6                                     5.250      07/01/2037        35,763,228
---------------------------------------------------------------------------------------------------------------------------
     13,350,000   Puerto Rico Electric Power Authority, Series TT                   5.000      07/01/2027        13,325,303
---------------------------------------------------------------------------------------------------------------------------
     23,155,000   Puerto Rico Electric Power Authority, Series TT                   5.000      07/01/2032        22,881,076
---------------------------------------------------------------------------------------------------------------------------
     51,350,000   Puerto Rico Electric Power Authority, Series TT                   5.000      07/01/2037        50,225,949
---------------------------------------------------------------------------------------------------------------------------
     60,000,000   Puerto Rico Electric Power Authority, Series UU 1                 4.025 9    07/01/2029        54,586,500
---------------------------------------------------------------------------------------------------------------------------
    106,500,000   Puerto Rico Electric Power Authority, Series UU 1                 4.185 9    07/01/2025        95,977,480
---------------------------------------------------------------------------------------------------------------------------
    209,100,000   Puerto Rico Electric Power Authority, Series UU 1                 4.205 9    07/01/2031       188,440,292
---------------------------------------------------------------------------------------------------------------------------
         65,000   Puerto Rico HFC                                                   5.100      12/01/2018            65,392
---------------------------------------------------------------------------------------------------------------------------
      1,890,000   Puerto Rico HFC                                                   5.500      12/01/2023         1,926,685
---------------------------------------------------------------------------------------------------------------------------
      9,515,000   Puerto Rico Highway & Transportation Authority                    5.000      07/01/2028         9,388,926
---------------------------------------------------------------------------------------------------------------------------
        270,000   Puerto Rico Highway & Transportation Authority                    5.750      07/01/2020           284,737
---------------------------------------------------------------------------------------------------------------------------
      8,740,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                          5.000      07/01/2033         8,488,638


                         61 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    28,565,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                          5.000%     07/01/2042   $    27,322,994
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2025        10,009,300
---------------------------------------------------------------------------------------------------------------------------
     14,725,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2026        14,698,642
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2027         7,955,680
---------------------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                          5.000      07/01/2030         3,928,440
---------------------------------------------------------------------------------------------------------------------------
     21,700,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                          5.000      07/01/2032        21,146,650
---------------------------------------------------------------------------------------------------------------------------
      7,125,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                          5.000      07/01/2037         6,864,439
---------------------------------------------------------------------------------------------------------------------------
     64,815,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                          5.000      07/01/2046        61,666,287
---------------------------------------------------------------------------------------------------------------------------
    125,620,000   Puerto Rico Highway & Transportation Authority,
                  Series N 1                                                        4.178 9    07/01/2041       110,909,429
---------------------------------------------------------------------------------------------------------------------------
     54,940,000   Puerto Rico Highway & Transportation Authority,
                  Series N 1                                                        4.178 9    07/01/2045        48,506,320
---------------------------------------------------------------------------------------------------------------------------
     20,000,000   Puerto Rico Highway & Transportation Authority,
                  Series N                                                          4.035 9    07/01/2045        17,602,600
---------------------------------------------------------------------------------------------------------------------------
      3,650,000   Puerto Rico Infrastructure                                        5.000      07/01/2025         3,635,254
---------------------------------------------------------------------------------------------------------------------------
     17,055,000   Puerto Rico Infrastructure                                        5.000      07/01/2031        16,674,503
---------------------------------------------------------------------------------------------------------------------------
      6,000,000   Puerto Rico Infrastructure                                        5.000      07/01/2037         5,780,580
---------------------------------------------------------------------------------------------------------------------------
     17,590,000   Puerto Rico Infrastructure                                        5.000      07/01/2037        16,946,734
---------------------------------------------------------------------------------------------------------------------------
    202,145,000   Puerto Rico Infrastructure                                        5.000      07/01/2041       193,295,092
---------------------------------------------------------------------------------------------------------------------------
    161,025,000   Puerto Rico Infrastructure                                        5.000      07/01/2046       153,202,406
---------------------------------------------------------------------------------------------------------------------------
     15,000,000   Puerto Rico Infrastructure                                        5.500      07/01/2027        16,572,000
---------------------------------------------------------------------------------------------------------------------------
      1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375      02/01/2019         1,089,396
---------------------------------------------------------------------------------------------------------------------------
      1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375      12/01/2021         1,588,403
---------------------------------------------------------------------------------------------------------------------------
      5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375      02/01/2029         5,615,105
---------------------------------------------------------------------------------------------------------------------------
      6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                    5.500      12/01/2031         6,236,063
---------------------------------------------------------------------------------------------------------------------------
     42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                     6.625      06/01/2026        44,289,768
---------------------------------------------------------------------------------------------------------------------------
      2,765,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  5.625      07/01/2017         2,519,579
---------------------------------------------------------------------------------------------------------------------------
        985,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  5.625      07/01/2027           840,707
---------------------------------------------------------------------------------------------------------------------------
      8,770,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  6.500      07/01/2018         8,501,463
---------------------------------------------------------------------------------------------------------------------------
     12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)                  6.500      07/01/2026        11,724,974
---------------------------------------------------------------------------------------------------------------------------
        325,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                     6.400      05/01/2009           324,698
---------------------------------------------------------------------------------------------------------------------------
      2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                     6.600      05/01/2014         2,411,021
---------------------------------------------------------------------------------------------------------------------------
      5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                     6.700      05/01/2024         5,149,935
---------------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor
                  Hospitals)                                                        5.750      06/01/2029         6,151,810


                         62 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL
         AMOUNT                                                                    COUPON        MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       500,000   Puerto Rico ITEMECF (University of the Sacred Heart)              5.250%     09/01/2021   $       503,190
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart) 5            5.250      09/01/2031         7,700,560
---------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Municipal Finance Agency, Series A                    5.250      08/01/2024         5,085,750
---------------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Municipal Finance Agency, Series A                    5.250      08/01/2025         3,040,110
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                          6.250      06/01/2026           943,050
---------------------------------------------------------------------------------------------------------------------------
     10,440,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                          6.300      06/01/2023         9,959,760
---------------------------------------------------------------------------------------------------------------------------
      1,940,000   Puerto Rico Public Buildings Authority                            5.000      07/01/2026         1,924,965
---------------------------------------------------------------------------------------------------------------------------
     57,855,000   Puerto Rico Public Buildings Authority                            5.000      07/01/2036        55,770,484
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   Puerto Rico Public Buildings Authority                            5.000      07/01/2037         7,225,725
---------------------------------------------------------------------------------------------------------------------------
     52,000,000   Puerto Rico Public Buildings Authority                            5.250      07/01/2029        52,355,680
---------------------------------------------------------------------------------------------------------------------------
     90,400,000   Puerto Rico Public Buildings Authority                            5.250      07/01/2033        90,474,128
---------------------------------------------------------------------------------------------------------------------------
        120,000   Puerto Rico Public Buildings Authority                            5.375      07/01/2033           121,049
---------------------------------------------------------------------------------------------------------------------------
     12,335,000   Puerto Rico Public Buildings Authority 6                          6.250      07/01/2022        13,987,150
---------------------------------------------------------------------------------------------------------------------------
    120,000,000   Puerto Rico Sales Tax Financing Corp., Series A 1                 4.221 9    08/01/2057       110,041,200
---------------------------------------------------------------------------------------------------------------------------
    389,700,000   Puerto Rico Sales Tax Financing Corp., Series A                   5.052 3    08/01/2054        34,858,665
---------------------------------------------------------------------------------------------------------------------------
    216,680,000   Puerto Rico Sales Tax Financing Corp., Series A 6                 5.250      08/01/2057       222,166,338
---------------------------------------------------------------------------------------------------------------------------
     13,200,000   Puerto Rico Sales Tax Financing Corp., Series A                   5.340 3    08/01/2056           991,584
---------------------------------------------------------------------------------------------------------------------------
      4,525,000   University of Puerto Rico                                         5.000      06/01/2026         4,489,841
---------------------------------------------------------------------------------------------------------------------------
     10,010,000   University of Puerto Rico, Series P                               5.000      06/01/2022        10,081,371
---------------------------------------------------------------------------------------------------------------------------
      5,280,000   University of Puerto Rico, Series P                               5.000      06/01/2030         5,185,488
---------------------------------------------------------------------------------------------------------------------------
     24,375,000   University of Puerto Rico, Series Q                               5.000      06/01/2030        23,938,688
---------------------------------------------------------------------------------------------------------------------------
     65,780,000   University of Puerto Rico, Series Q                               5.000      06/01/2036        63,409,947
---------------------------------------------------------------------------------------------------------------------------
      9,230,000   University of V.I., Series A                                      5.375      06/01/2034         8,877,229
---------------------------------------------------------------------------------------------------------------------------
      2,040,000   University of V.I., Series A                                      6.250      12/01/2029         2,046,528
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   V.I. Government Refinery Facilities (Hovensa Coker)               6.500      07/01/2021         1,300,963
---------------------------------------------------------------------------------------------------------------------------
         25,000   V.I. HFA, Series A                                                6.450      03/01/2016            25,315
---------------------------------------------------------------------------------------------------------------------------
     18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes
                  Loan)                                                             5.000      10/01/2031        17,485,790
---------------------------------------------------------------------------------------------------------------------------
        550,000   V.I. Public Finance Authority (Gross Receipts Taxes
                  Loan) 5                                                           5.000      10/01/2033           528,413
---------------------------------------------------------------------------------------------------------------------------
     27,733,000   V.I. Public Finance Authority (Hovensa Coker)                     6.500      07/01/2021        28,863,674
---------------------------------------------------------------------------------------------------------------------------
      8,000,000   V.I. Public Finance Authority (Hovensa Refinery)                  6.125      07/01/2022         8,134,240
---------------------------------------------------------------------------------------------------------------------------
     11,700,000   V.I. Public Finance Authority (Hovensa)                           5.875      07/01/2022        11,933,883
---------------------------------------------------------------------------------------------------------------------------
        750,000   V.I. Public Finance Authority, Series A                           5.250      10/01/2024           757,575
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority, Series A 5                         5.500      10/01/2018         1,011,970
---------------------------------------------------------------------------------------------------------------------------
     16,220,000   V.I. Public Finance Authority, Series A                           5.500      10/01/2022        16,257,468
---------------------------------------------------------------------------------------------------------------------------
      7,500,000   V.I. Public Finance Authority, Series A 5                         5.625      10/01/2025         7,504,950
---------------------------------------------------------------------------------------------------------------------------
         50,000   V.I. Public Finance Authority, Series A 5                         5.625      10/01/2025            50,033
---------------------------------------------------------------------------------------------------------------------------
      3,830,000   V.I. Public Finance Authority, Series E 5                         6.000      10/01/2022         3,877,377
---------------------------------------------------------------------------------------------------------------------------
      1,585,000   V.I. Water & Power Authority                                      5.300      07/01/2018         1,593,274


                         63 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON       MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     3,515,000   V.I. Water & Power Authority                                       5.300%    07/01/2021   $     3,515,422
---------------------------------------------------------------------------------------------------------------------------
      2,500,000   V.I. Water & Power Authority                                       5.500     07/01/2017         2,540,992
                                                                                                            ---------------
                                                                                                              2,495,591,910

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $13,040,323,533)--119.8%                                                   12,821,879,336
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(19.8)                                                                (2,119,830,000)
                                                                                                            ---------------
NET ASSETS--100.0%                                                                                          $10,702,049,336
                                                                                                            ===============

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $89,127,908, which represents 0.83% of the Fund's net assets. See
Note 5 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

6. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See Note 1 of accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security.

10. Issue is in default. See Note 1 of accompanying Notes.

11. Non-income producing security.


                         64 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS December 31, 2007
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Assoc. of Retarded Citizens
CCRC       Continuing Care Retirement Community
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Devel. Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic Institute
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical And Environmental Community Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corp.
LIHIA      Long Island Head Injury Assoc.
LILCO      Long Island Lighting Corp.
LIMC       Long Island Medical Center
LRRHCF     Loretto Rest Residential Health Care Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NIMO       Niagara Mohawk Power Corp.
NSLIJHS    North Shore Long Island Jewish Health System
NSUHGC     North Shore University Hospital at Glen Cove
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
P-Floats   Puttable Floats
PSCH       Professional Service Centers for the Handicapped, Inc.
Res Rec    Resource Recovery Facility
RG&E       Rochester Gas and Electric
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and Communication Devel.
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS     United Cerebral Palsy Assoc. of Greater Suffolk
UDC        Urban Devel. Corp.
UVBH       United Veteran's Beacon House
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
WWH        Wyandach/Wheatley Heights
YMCA       Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         65 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $13,040,323,533)--see accompanying  statement of investments     $ 12,821,879,336
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                1,739,986
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                          171,680,122
Investments sold                                                                                   39,670,967
Shares of beneficial interest sold                                                                 26,444,823
Other                                                                                                 159,674
                                                                                             -----------------
Total assets                                                                                   13,061,574,908

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                  2,195,194,210
Investments purchased (including $80,712,439 purchased on a
when-issued or delayed delivery basis)                                                             92,509,391
Shares of beneficial interest redeemed                                                             32,924,875
Payable on borrowings (See Note 6)                                                                 32,100,000
Distribution and service plan fees                                                                  4,333,875
Trustees' compensation                                                                              1,329,175
Transfer and shareholder servicing agent fees                                                         423,349
Interest expense on borrowings                                                                        326,176
Shareholder communications                                                                             79,884
Dividends                                                                                               4,339
Other                                                                                                 300,298
                                                                                             -----------------
Total liabilities                                                                               2,359,525,572

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 10,702,049,336
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $ 11,009,649,166
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   8,995,761
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (98,151,394)
--------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (218,444,197)
                                                                                             -----------------
NET ASSETS                                                                                   $ 10,702,049,336
                                                                                             =================


                         66 | ROCHESTER FUND MUNICIPALS

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,541,085,193 and
483,243,484 shares of beneficial interest outstanding)                                                   $ 17.67
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)          $ 18.55
-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $591,268,906 and 33,484,483 shares of beneficial
interest outstanding)                                                                                    $ 17.66
-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,514,257,655 and 85,801,483 shares of beneficial
interest outstanding)                                                                                    $ 17.65
-----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $55,437,582
and 3,137,503 shares of beneficial interest outstanding)                                                 $ 17.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         67 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Interest                                                                   $ 675,511,180
-----------------------------------------------------------------------------------------
Other income                                                                       3,773
                                                                           --------------
Total investment income                                                      675,514,953

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               49,510,955
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       12,449,248
Class B                                                                        7,451,294
Class C                                                                       14,912,403
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        2,372,372
Class B                                                                          454,674
Class C                                                                          650,478
Class Y                                                                           10,300
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          190,229
Class B                                                                           39,319
Class C                                                                           36,568
Class Y                                                                              504
-----------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                  77,072,626
-----------------------------------------------------------------------------------------
Interest expense on borrowings                                                 4,864,064
-----------------------------------------------------------------------------------------
Accounting service fees                                                        3,266,519
-----------------------------------------------------------------------------------------
Trustees' compensation                                                           606,621
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      217,544
-----------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-----------------------------------------------------------------------------------------
Other                                                                            978,009
                                                                           --------------
Total expenses                                                               175,085,227
Less reduction to custodian expenses                                            (118,364)
                                                                           --------------
Net expenses                                                                 174,966,863

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        500,548,090

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on investments                                               5,857,579
-----------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                        (713,428,516)

-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(207,022,847)
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         68 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   500,548,090   $   424,202,280
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       5,857,579        64,514,394
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (713,428,516)      200,124,365
                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations                      (207,022,847)      688,841,039

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (403,388,408)     (345,323,410)
Class B                                                                               (28,650,176)      (39,093,803)
Class C                                                                               (56,889,880)      (39,656,968)
Class Y                                                                                (2,106,962)         (818,853)
                                                                                  ----------------------------------
                                                                                     (491,035,426)     (424,893,034)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                             1,115,177,970     1,834,390,004
Class B                                                                              (270,521,381)      (75,346,776)
Class C                                                                               356,020,349       514,608,540
Class Y                                                                                36,884,183         9,689,538
                                                                                  ----------------------------------
                                                                                    1,237,561,121     2,283,341,306

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                        539,502,848     2,547,289,311
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                10,162,546,488     7,615,257,177
                                                                                  ----------------------------------
End of period (including accumulated net investment income (loss)
of $8,995,761 and $(516,903), respectively)                                       $10,702,049,336   $10,162,546,488
                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         69 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 2007
------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                $  (207,022,847)
------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                          (4,368,959,527)
Proceeds from disposition of investment securities                          3,454,538,933
Short-term investment securities, net                                        (803,237,786)
Premium amortization                                                           21,102,974
Discount accretion                                                            (38,553,918)
Net realized gain on investments                                               (5,857,579)
Net change in unrealized depreciation on investments                          713,428,516
Increase in interest receivable                                               (30,442,780)
Increase in receivable for securities sold                                    (33,069,073)
Increase in other assets                                                          (46,012)
Decrease in payable for securities purchased                                  (60,029,059)
Increase in payable for accrued expenses                                          599,590
                                                                          ----------------
Net cash used in operating activities                                      (1,357,548,568)

------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                               2,106,400,000
Payments on bank borrowings                                                (2,296,600,000)
Proceeds from short-term floating rate notes issued                           755,999,210
Proceeds from shares sold                                                   3,280,165,299
Payment on shares redeemed                                                 (2,339,478,340)
Cash distributions paid                                                      (163,841,136)
                                                                          ----------------
Net cash provided by financing activities                                   1,342,645,033
------------------------------------------------------------------------------------------
Net decrease in cash                                                          (14,903,535)
------------------------------------------------------------------------------------------
Cash, beginning balance                                                        16,643,521
                                                                          ----------------
Cash, ending balance                                                      $     1,739,986
                                                                          ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $327,189,951.

Cash paid for interest on bank borrowings--$4,882,267.

Cash paid for interest on short-term floating rate notes issued--$77,072,626.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         70 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

CLASS A      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.82    $   18.28    $   17.76    $   17.62    $   17.38
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .88 1        .93 1        .99 1       1.07 1       1.11
Net realized and unrealized gain (loss)                (1.17)         .55          .53          .16          .23
                                                   -------------------------------------------------------------------
Total from investment operations                        (.29)        1.48         1.52         1.23         1.34
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.86)        (.94)       (1.00)       (1.09)       (1.10)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.67    $   18.82    $   18.28    $   17.76    $   17.62
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.59)%       8.33%        8.76%        7.25%        8.12%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $   8,541    $   7,979    $   5,937    $   4,699    $   4,228
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $   8,598    $   6,836    $   5,327    $   4,387    $   4,100
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.78%        5.05%        5.44%        6.09%        6.49%
Expenses excluding interest and fees on
short-term floating rate notes issued                   0.72%        0.72%        0.73%        0.72%        0.71%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          1.43% 5      1.34% 5      1.19% 5      0.98% 5      0.97% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         71 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                     2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.80    $   18.26    $   17.75    $   17.60    $   17.36
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .72 1        .78 1        .83 1        .91 1        .96
Net realized and unrealized gain (loss)                (1.16)         .54          .52          .18          .23
                                                   -------------------------------------------------------------------
Total from investment operations                        (.44)        1.32         1.35         1.09         1.19
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.70)        (.78)        (.84)        (.94)        (.95)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.66    $   18.80    $   18.26    $   17.75    $   17.60
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.41)%       7.39%        7.77%        6.40%        7.19%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $     591    $     906    $     955    $   1,073    $   1,231
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $     745    $     925    $   1,006    $   1,130    $   1,259
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.88%        4.20%        4.60%        5.23%        5.62%
Expenses excluding interest and fees on
short-term floating rate notes issued                   1.62%        1.60%        1.60%        1.59%        1.58%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          2.33% 5      2.22% 5      2.06% 5      1.85% 5      1.84% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         72 | ROCHESTER FUND MUNICIPALS

CLASS C      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.79    $   18.25    $   17.74    $   17.59    $   17.36
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .71 1        .76 1        .82 1        .91 1        .96
Net realized and unrealized gain (loss)                (1.15)         .56          .53          .18          .22
                                                   -------------------------------------------------------------------
Total from investment operations                        (.44)        1.32         1.35         1.09         1.18
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.70)        (.78)        (.84)        (.94)        (.95)
                                                   -------------------------------------------------------------------

Net asset value, end of period                     $   17.65    $   18.79    $   18.25    $   17.74    $   17.59
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.39)%       7.40%        7.78%        6.40%        7.14%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $   1,514    $   1,256    $     712    $     498    $     443
----------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $   1,492    $     956    $     600    $     459    $     436
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.90%        4.15%        4.56%        5.22%        5.62%
Expenses excluding interest and fees on
short-term floating rate notes issued                   1.59%        1.58%        1.59%        1.59%        1.58%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   -------------------------------------------------------------------
Total expenses                                          2.30% 5      2.20% 5      2.05% 5      1.85% 5      1.84% 5,6
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         73 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS Y      YEAR ENDED DECEMBER 31,                    2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   18.82    $   18.28    $   17.76    $   17.61    $   17.38
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .891         .95 1       1.01 1       1.10 1       1.14
Net realized and unrealized gain (loss)                (1.15)         .55          .54          .17          .21
                                                   ----------------------------------------------------------------
Total from investment operations                        (.26)        1.50         1.55         1.27         1.35
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.89)        (.96)       (1.03)       (1.12)       (1.12)
                                                   ----------------------------------------------------------------

Net asset value, end of period                     $   17.67    $   18.82    $   18.28    $   17.76    $   17.61
                                                   ================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.44)%       8.45%        8.93%        7.50%        8.16%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $      56    $      22    $      11    $       8    $       9
-------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $      44    $      16    $      10    $       8    $      11
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.91%        5.14%        5.59%        6.27%        6.79%
Expenses excluding interest and fees on
short-term floating rate notes issued                   0.56%        0.60%        0.58%        0.55%        0.61%
Interest and fees on short-term floating rate
notes issued 4                                          0.71%        0.62%        0.46%        0.26%        0.26%
                                                   ----------------------------------------------------------------
Total expenses                                          1.27% 5      1.22% 5      1.04% 5      0.81% 5      0.87% 5
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   28%          17%          16%          10%          12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         74 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued


                         75 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
                  -------------------------------------
                  Purchased securities      $80,712,439

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $816,241,926 as of December 31, 2007, which represents 6.25% of the Fund's total assets.


                         76 | ROCHESTER FUND MUNICIPALS

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At December 31, 2007, municipal bond holdings with a value of $2,894,426,187 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,195,194,210 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                             COUPON    MATURITY
AMOUNT           INVERSE FLOATER 1                                    RATE 2        DATE          VALUE
-------------------------------------------------------------------------------------------------------
$   3,340,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160%     6/1/38   $  2,947,483
   21,250,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160      6/1/45     18,176,612
   14,940,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160      6/1/45     12,779,228
    9,305,000   Erie County, NY Tobacco Asset Securitization
                Corp. RITES                                            4.160      6/1/38      8,211,476
    2,915,000   L.I., NY Power Authority RITES                         8.073      9/1/28      3,787,518
   57,000,000   Liberty, NY Devel. Corp. ROLs                         10.700     10/1/35     70,273,020
   20,000,000   Nassau County, NY Tobacco Settlement
                Corp. RITES                                            4.371      6/1/46     17,853,800
    3,560,000   NY Counties Tobacco Trust I (TASC) RITES               7.214      6/1/28      3,937,609
    9,615,000   NY Counties Tobacco Trust I RITES                      7.044      6/1/42     10,338,721
    2,960,000   NY Counties Tobacco Trust I RITES                      7.049      6/1/35      3,173,031
    5,000,000   NY Counties Tobacco Trust II RITES                     5.945      6/1/43      5,182,550


                         77 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

PRINCIPAL                                                             COUPON    MATURITY
AMOUNT           INVERSE FLOATER 1                                    RATE 2        DATE          VALUE
-------------------------------------------------------------------------------------------------------
$   12,950,000   NY Counties Tobacco Trust II RITES                    5.945%     6/1/43   $ 13,422,804
    14,900,000   NY Counties Tobacco Trust II RITES                    5.235      6/1/35     15,176,395
     5,725,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/45      4,888,406
     8,700,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/45      7,428,669
    12,300,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/42     10,713,423
    10,210,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/42      8,893,012
     1,500,000   NY Counties Tobacco Trust IV RITES                    4.155      6/1/45      1,280,805
     2,100,000   NY MTA DRIVERS                                        6.760     5/15/13      1,881,012
     2,125,000   NY MTA RITES                                          6.985    11/15/32      2,364,827
     1,910,000   NY MTA RITES                                          6.985    11/15/28      2,167,544
    14,200,000   NY MTA RITES                                          7.192    11/15/25     16,362,944
    10,000,000   NY MTA RITES                                          7.192    11/15/30     11,155,000
     5,000,000   NY MTA RITES                                          7.192    11/15/30      5,577,500
     2,890,000   NY MTA RITES                                          6.985    11/15/30      3,223,795
     7,500,000   NY MTA RITES                                          7.192    11/15/31      8,199,750
     2,220,000   NY MTA Service Contract RITES                         7.038      1/1/24      2,679,274
     4,190,000   NY Triborough Bridge & Tunnel Authority RITES         7.192      1/1/32      4,652,911
     8,265,000   NY Triborough Bridge & Tunnel Authority RITES         7.054      1/1/27      9,064,556
    11,500,000   NYC GO ROLs                                           9.010      6/1/30     12,426,210
     6,850,000   NYC GO ROLs                                           9.010      6/1/33      7,350,050
     2,730,000   NYC GO ROLs                                           9.010      8/1/30      2,953,969
     1,350,000   NYC GO ROLs                                           9.010      8/1/35      1,446,957
     5,875,000   NYC Health & Hospital Corp. RITES                     7.227     2/15/20      6,509,735
    12,750,000   NYC Municipal Water Finance Authority DRIVERS         8.760     6/15/13     14,328,833
     2,805,000   NYC Municipal Water Finance Authority RITES           6.998     6/15/27      2,977,676
    11,210,000   NYC Municipal Water Finance Authority RITES           7.692     6/15/32     12,992,838
     7,850,000   NYC Municipal Water Finance Authority RITES           7.192     6/15/34      8,467,324
     2,930,000   NYC Municipal Water Finance Authority RITES           6.985     6/15/32      3,238,353
    11,860,000   NYC Municipal Water Finance Authority RITES           6.104     6/15/34     13,110,518
     4,500,000   NYC Municipal Water Finance Authority RITES           6.104     6/15/38      4,952,520
    14,425,000   NYC Municipal Water Finance Authority RITES           7.285     6/15/26     16,438,442
     6,875,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/31      7,887,000
    10,025,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/37     11,346,295
     7,875,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/39      8,773,223
     4,935,000   NYC Municipal Water Finance Authority ROLs            9.148     6/15/39      5,542,400
     4,500,000   NYC Municipal Water Finance Authority ROLs            9.168     6/15/39      5,080,500
     9,415,000   NYS DA (Lutheran Social Services of Upstate
                 New York) RITES                                       6.250      2/1/38      9,772,958
     3,115,000   NYS DA (Menorah Home & Hospital) RITES                7.363      8/1/38      3,461,949
     5,825,000   NYS DA (Menorah Home) RITES                           7.551      8/1/38      6,372,084
     4,625,000   NYS DA (Mental Health) RITES                          6.998     2/15/23      4,963,088
     2,375,000   NYS DA (Montefiore Medical) RITES                     8.538      8/1/38      2,720,468
     2,850,000   NYS DA (Municipal Health Facilities) RITES            6.998     1/15/23      3,115,107
     3,310,000   NYS DA P-Floats                                       6.104      2/1/28      3,719,381
     5,000,000   NYS DA RITES                                          8.594      2/1/12      6,736,200
     6,890,000   NYS DA ROLs 3                                         9.785      5/1/33        866,349


                         78 | ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                             COUPON    MATURITY
AMOUNT           INVERSE FLOATER 1                                    RATE 2        DATE          VALUE
-------------------------------------------------------------------------------------------------------
$    1,115,000   NYS DA ROLs 3                                         9.181%     5/1/18   $    868,841
     6,415,000   NYS DA ROLs                                           9.166     2/15/37      6,912,676
     3,485,000   NYS ERDA (NIMO) RITES                                 7.598     11/1/25      3,922,577
     3,625,000   NYS ERDA (RG&E) Residual Certificates                12.430      9/1/33      4,086,535
    20,000,000   Port Authority NY/NJ RITES                            6.204     9/15/13     22,183,200
    31,560,000   Puerto Rico Electric Power Authority ROLs 3           9.573      7/1/31        377,773
    15,000,000   Puerto Rico Electric Power Authority ROLs 3           4.108      7/1/29      9,586,500
    51,025,000   Puerto Rico Highway & Transportation
                 Authority ROLs                                        4.140      7/1/45     29,880,750
    12,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3         11.590      8/1/57      2,041,200
     2,125,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.623      6/1/35      2,184,118
     2,430,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.947      6/1/43      2,518,719
     3,075,000   Rockland County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.622     8/15/35      3,163,929
     3,360,000   Rockland County, NY Tobacco Asset
                 Securitization Corp. RITES                            5.948     8/15/43      3,487,512
     8,110,000   SONYMA RITES                                          6.109     10/1/34      6,650,200
     9,000,000   SONYMA, Series 71 RITES                               6.367      4/1/29      9,249,390
     5,500,000   SONYMA, Series 73 RITES                               8.129     10/1/28      5,604,060
    80,850,000   TSASC, Inc. (TFABs) RITES                             4.350      6/1/42     71,652,504
     7,960,000   TSASC, Inc. (TFABs) RITES                             4.350      6/1/42      7,054,470
    57,750,000   TSASC, Inc. (TFABs) RITES                             4.155      6/1/34     51,361,118
    33,750,000   TSASC, Inc. (TFABs) ROLs 3                            6.551      6/1/42     30,615,975
    15,335,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.612      6/1/45     13,303,879
    21,325,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/38     19,611,323
     6,325,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/45      5,680,609
       675,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/38        620,757
     4,250,000   Westchester County, NY Tobacco Asset
                 Securitization Corp. RITES                            4.376      6/1/38      3,908,470
                                                                                           ------------
                                                                                           $789,871,187
                                                                                           ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbrevations table on page 65 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes


                         79 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $534,830,000.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2007, securities with an aggregate market value of $375,900, representing less than 0.005% of the Fund's net assets, were in default.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of December 31, 2007, securities with an aggregate market value of $875,000, representing 0.01% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $2,625,000.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able


                         80 | ROCHESTER FUND MUNICIPALS
to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
       UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED   OTHER INVESTMENTS
       NET INVESTMENT       LONG-TERM                 LOSS  FOR FEDERAL INCOME
       INCOME                    GAIN   CARRYFORWARD 1,2,3        TAX PURPOSES
       ------------------------------------------------------------------------
       $8,226,078                 $--          $81,836,111       $(234,759,477)

1. As of December 31, 2007, the Fund had $81,836,111 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            ---------------------------
                            2011           $ 51,503,211
                            2012             30,332,900
                                           ------------
                            Total          $ 81,836,111
                                           ============

2. During the fiscal year ended December 31, 2007, the Fund utilized $6,170,077 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2006, the Fund utilized $64,258,971 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for December 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                  INCREASE TO
                              ACCUMULATED NET
       INCREASE TO              REALIZED LOSS
       PAID-IN CAPITAL         ON INVESTMENTS
       --------------------------------------
       $2,199,481                  $2,199,481

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                               YEAR ENDED          YEAR ENDED
                                        DECEMBER 31, 2007   DECEMBER 31, 2006
       ----------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                       $  5,660,530        $  5,202,181
       Exempt-interest dividends              485,374,895         419,690,853
                                             --------------------------------
       Total                                 $491,035,425        $424,893,034
                                             ================================


                         81 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $10,952,083,813
                                             ================

            Gross unrealized appreciation    $   211,897,725
            Gross unrealized depreciation       (446,657,202)
                                             ----------------
            Net unrealized depreciation      $  (234,759,477)
                                             ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the year ended December 31, 2007, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

            Projected Benefit Obligations Increased         $   314,522
            Payments Made to Retired Trustees                    37,921
            Accumulated Liability as of December 31, 2007     1,235,481

In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits there under. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment adviser) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the year ended December 31, 2007 payments of $13,500 were made to retired trustees. As of December 31, 2007, the Fund had recognized an accumulated liability of $3,375.


                         82 | ROCHESTER FUND MUNICIPALS

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                         83 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             YEAR ENDED DECEMBER 31, 2007   YEAR ENDED DECEMBER 31, 2006
                                SHARES             AMOUNT        SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                       135,832,004    $ 2,503,436,674   126,089,178   $2,331,720,588
Dividends and/or
distributions reinvested    14,424,856        263,968,201    11,286,033      208,623,392
Redeemed                   (90,925,472)    (1,652,226,905)  (38,279,698)    (705,953,976)
                           --------------------------------------------------------------
Net increase                59,331,388    $ 1,115,177,970    99,095,513   $1,834,390,004
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         3,621,510    $    66,918,572     5,710,045   $  105,315,335
Dividends and/or
distributions reinvested     1,006,492         18,469,987     1,283,328       23,671,707
Redeemed                   (19,329,357)      (355,909,940)  (11,082,310)    (204,333,818)
                           --------------------------------------------------------------
Net decrease               (14,701,355)   $  (270,521,381)   (4,088,937)  $  (75,346,776)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                        35,085,634    $   647,826,015    32,402,099   $  598,672,944
Dividends and/or
distributions reinvested     2,373,896         43,366,388     1,484,633       27,424,594
Redeemed                   (18,495,052)      (335,172,054)   (6,043,138)    (111,488,998)
                           --------------------------------------------------------------
Net increase                18,964,478    $   356,020,349    27,843,594   $  514,608,540
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                         2,770,788    $    50,878,442       636,021   $   11,800,255
Dividends and/or
distributions reinvested        76,362          1,385,375        12,282          227,931
Redeemed                      (859,044)       (15,379,634)     (125,699)      (2,338,648)
                           --------------------------------------------------------------
Net increase                 1,988,106    $    36,884,183       522,604   $    9,689,538
                           ==============================================================


                         84 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2007, were as follows:

                                PURCHASES            SALES
----------------------------------------------------------
Investment securities      $4,368,959,527   $3,454,538,933

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                       FEE SCHEDULE FOR SEPT. 1, 2007 TO
                       DEC. 31, 2007
                       ----------------------------------
                       Up to $100 million           0.54%
                       Next $150 million            0.52
                       Next $1.75 billion           0.47
                       Next $3 billion              0.46
                       Next $3 billion              0.45
                       Next $6 billion              0.44
                       Over $14 billion             0.42

                       FEE SCHEDULE FOR JAN. 1, 2007 TO
                       AUG. 31, 2007
                       ----------------------------------
                       Up to $100 million           0.54%
                       Next $150 million            0.52
                       Next $1.75 billion           0.47
                       Next $3 billion              0.46
                       Next $3 billion              0.45
                       Over $8 billion              0.44

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2007, the Fund paid $3,266,564 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $3,354,987 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                         85 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $34,371,698 and $28,198,097, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B         CLASS C
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------
December 31, 2007        $4,299,425        $803,952      $1,357,241        $611,520


                         86 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

For the year ended December 31, 2007, the Fund had borrowings outstanding at an interest rate of 5.1906%. Details of the borrowings for the year ended December 31, 2007 are as follows:

               Average Daily Loan Balance       $90,819,726
               Average Daily Interest Rate            5.303%
               Fees Paid                        $   548,239
               Interest Paid                    $ 4,882,267


                         87 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         88 | ROCHESTER FUND MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Rochester Fund Municipals, including the statement of investments, as of December 31, 2007, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochester Fund Municipals as of December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 12, 2008


                         89 | ROCHESTER FUND MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2007 Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended December 31, 2007 are eligible for the corporate dividend-received deduction. 98.85% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the tax-exempt dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (85.6%), Puerto Rico (13%), Guam (0.2%), Virgin Islands (1.2%).

      During 2007, 26.45% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         90 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         91 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an


                         92 | ROCHESTER FUND MUNICIPALS
investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron H. Fielding, Daniel G. Loughran, Scott Cottier, Troy Willis, Mark DeMitry, and Marcus Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end and no-load New York municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year, and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New York municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's actual management fees and total expenses are lower than its peer group median although its contractual management fees are equal to its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in


                         93 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule. Effective September 1, 2007, the Fund pays the Manager at the following annual rates that decline as the Fund's assets grow: 0.54% of the first $100 million of average annual net assets, 0.52% of the next $150 million of average annual net assets, 0.47% of the next $1.75 billion of average annual net assets, 0.46% of the next $3.0 billion of average annual net assets, 0.45% of the next $3.0 billion of average annual net assets, 0.44% of the next $6.0 billion of average annual net assets and 0.42% of average annual net assets in excess of $14.0 billion.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         94 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
FUND, LENGTH OF SERVICE, AGE       OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of
Chairman of the Board of           Trivest Venture Fund (private venture capital fund); President of Investment Counseling
Trustees (since 2001),             Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment
Trustee (since 1995)               companies: Cash Assets Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust
Age: 74                            of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                       Director of Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and
Trustee (since 1992)               Neuberger Berman Trust, (open-end investment companies) (1995-present); Director of Neuberger
Age: 78                            Berman Equity Funds (open-end investment company) (since November 2000); Trustee, Neuberger
                                   Berman Mutual Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and
                                   Treasurer (December 1993-February 1996), Independent Consultant and Chief Investment Officer
                                   (1996-June 2000) and Consultant and Director (December 1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                   President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2005)               management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 68                            Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                   2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                   Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies,
                                   Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware
                                   Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation)
                                   (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of
                                   Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds,
                                   Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer
                                   of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer
                                   of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial
                                   Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill
                                   Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977),
                                   Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax
                                   Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959).
                                   Oversees 63 portfolios in the OppenheimerFunds complex.


                         95 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 63 portfolios in the OppenheimerFunds
Trustee (since 1998)               complex.
Age: 74

LACY B. HERRMANN,                  Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since
Trustee (since 1995)               December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC
Age: 78                            (since August 1984); Chief Executive Officer and President of Aquila Management Corporation
                                   (August 1984- December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc.
                                   (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President
                                   and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"); President and
                                   Director of STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman, President and
                                   Director of InCap Management Corporation; Sub-Advisor and Administrator of Prime Cash Fund &
                                   Short Term Asset Reserves; Director of OCC Cash Reserves, Inc. (open-end investment company)
                                   (June 2003-December 2004); Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company) (since 1994); Trustee of OCC Accumulation Trust (open-end investment company) (until
                                   December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Trustee (since 2001)               Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
Age: 64                            Member of Zurich Financial Services Investment Advisory Board (insurance) (since October 2004);
                                   Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special
                                   Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                   1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August 1990-September
                                   2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 63 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                        YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                   HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                   UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO
                                   HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of
President and Principal            the Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer
Executive Officer (since 2001)     funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
and Trustee (since 2005)           holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                            the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc.
                                   and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                   July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                   Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001),


                         96 | ROCHESTER FUND MUNICIPALS

JOHN V. MURPHY,                    HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
Continued                          President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                   Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                   (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October
                                   2007) and Member of the Investment Company Institute's Board of Governors (since October 2003).
                                   Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE
THE FUND                           AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                   10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                   CENTENNIAL, COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN
                                   OAKS, ROCHESTER, NY 14625, EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,                Senior Vice President of the Manager (since January 1996). Chief Strategist, a Senior Portfolio
Vice President and Senior          Manager, an officer and a trader for the Fund and other Oppenheimer funds.
Portfolio Manager
(since 1996)
Age: 58

DANIEL G. LOUGHRAN,                Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April
Vice President (since 2005)        2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
and Senior Portfolio Manager       Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2001)
Age: 44

SCOTT S. COTTIER,                  Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)        Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for
and Senior Portfolio Manager       the Fund and other Oppenheimer funds.
(since 2002)
Age: 36

TROY E. WILLIS,                    Assistant Vice President of the Manager (since July 2005). Portfolio Manager of the Fund (from
Vice President (since 2005)        May 2003 to December 2005). Corporate Attorney for Southern Resource Group (from 1999 to 2003).
and Senior Portfolio Manager       Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 35

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief           Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer                 Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2004)                       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                            Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                   officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal            following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting             Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 1999)               Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 48                            OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May


                         97 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
Continued                          Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                   Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                   Program (April 2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer                (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                       1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer                Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                       Financial Group LLC (May 2001-March 2003). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                            complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)             Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Age: 59                            of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
                                   General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                   and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                   plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                   President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                   Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of
                                   OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                   OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                   OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                   (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An
                                   officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary                (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial
(since 2004)                       Services, Inc. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary                Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                       (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 44                            OppenheimerFunds complex.


                         98 | ROCHESTER FUND MUNICIPALS

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary                2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003)
(since 2001)                       of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since
Age: 42                            October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since
                                   1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                   Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                   2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         99 | ROCHESTER FUND MUNICIPALS



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, the Board's Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $53,000 in fiscal 2007 and $55,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $1,342 in fiscal 2007 and no such fees in fiscal 2006 to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $257,578 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008